UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

Annual Report March 31, 2008

CMA® Multi-State Municipal Series Trust

CMA®Arizona Municipal Money Fund

CMA®California Municipal Money Fund

CMA®Connecticut Municipal Money Fund

CMA®Florida Municipal Money Fund

CMA®Massachusetts Municipal Money Fund

CMA®Michigan Municipal Money Fund

CMA®New Jersey Municipal Money Fund

CMA®New York Municipal Money Fund

CMA®North Carolina Municipal Money Fund

CMA®Ohio Municipal Money Fund

CMA®Pennsylvania Municipal Money Fund

CMA is a registered trademark of Merrill Lynch & Co., Inc.

2 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to

2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between

September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of

2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25% . In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S.

stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to

4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting height-

ened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–12.46%	–5.08%

Small cap U.S. equities (Russell 2000 Index)	–14.02	–13.00

International equities (MSCI Europe, Australasia, Far East Index)	–10.50	– 2.70

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 5.23	+ 7.67

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 0.75	+ 1.90

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 4.01	– 3.47

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets,

we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Holdings*

CMA Arizona Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	91%
Fixed Rate Notes	9

CMA Connecticut Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	84%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	2

CMA Massachusetts Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	77%
Tax-Exempt Commercial Paper	12
Fixed Rate Notes	11

CMA New Jersey Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	79%
Fixed Rate Notes	15
Tax-Exempt Commercial Paper	6

CMA North Carolina Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	86%
Fixed Rate Notes	10
Tax-Exempt Commercial Paper	3
Put Bonds	1

CMA Pennsylvania Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	90%
Fixed Rate Notes	5
Tax-Exempt Commercial Paper	4
Put Bonds	1

CMA California Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	82%
Fixed Rate Notes	9
Tax-Exempt Commercial Paper	5
Put Bonds	4

CMA Florida Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	81%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	7

CMA Michigan Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	82%
Fixed Rate Notes	14
Put Bonds	2
Tax-Exempt Commercial Paper	2

CMA New York Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	84%
Fixed Rate Notes	12
Put Bonds	3
Tax-Exempt Commercial Paper	1

CMA Ohio Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	75%
Fixed Rate Notes	21
Tax Exempt Commercial Paper	3
Put Bonds	1

*	Based on the market value of total investments of each Fund as of March 31, 2008. Investments are valued at amortized cost, which approximates market value.

4 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of
$1,000 invested on October 1, 2007 and held through March 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid
During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses.
In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

			Expenses Paid
			During the
	Beginning	Ending	Period* October 1,
	Account Value	Account Value	2007 to	Annualized
	October 1, 2007	March 31, 2008	March 31, 2008	Expense Ratio

Actual

CMA Arizona	$1,000	$1,012.40	$3.66	0.72%

CMA California	$1,000	$1,012.80	$2.80	0.55%

CMA Connecticut	$1,000	$1,011.90	$3.36	0.66%

CMA Florida	$1,000	$1,012.10	$3.46	0.68%

CMA Massachusetts	$1,000	$1,012.00	$3.56	0.70%

CMA Michigan	$1,000	$1,012.40	$3.56	0.70%

CMA New Jersey	$1,000	$1,012.10	$3.05	0.60%

CMA New York	$1,000	$1,012.50	$2.85	0.56%

CMA North Carolina	$1,000	$1,012.10	$3.66	0.72%

CMA Ohio	$1,000	$1,012.40	$3.51	0.69%

CMA Pennsylvania	$1,000	$1,012.10	$3.41	0.67%

Hypothetical (5% annual return before expenses)**

CMA Arizona	$1,000	$1,021.66	$3.68	0.72%

CMA California	$1,000	$1,022.52	$2.81	0.55%

CMA Connecticut	$1,000	$1,021.96	$3.37	0.66%

CMA Florida	$1,000	$1,021.86	$3.47	0.68%

CMA Massachusetts	$1,000	$1,021.76	$3.58	0.70%

CMA Michigan	$1,000	$1,021.76	$3.58	0.70%

CMA New Jersey	$1,000	$1,022.27	$3.07	0.60%

CMA New York	$1,000	$1,022.47	$2.86	0.56%

CMA North Carolina	$1,000	$1,021.66	$3.68	0.72%

CMA Ohio	$1,000	$1,021.81	$3.53	0.69%

CMA Pennsylvania	$1,000	$1,021.91	$3.42	0.67%

* Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

5

Current Seven-Day Yields

As of
March 31, 2008

CMA Arizona	1.91%

CMA California	1.79%

CMA Connecticut	1.35%

CMA Florida	1.68%

CMA Massachusetts	1.43%

CMA Michigan	1.59%

CMA New Jersey	1.48%

CMA New York	1.62%

CMA North Carolina	1.63%

CMA Ohio	1.81%

CMA Pennsylvania	1.64%

6 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments March 31, 2008

CMA Arizona Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Arizona — 97.6%

Apache County, Arizona, IDA, IDR (Tucson
Electric Power-Springerville), VRDN, 2%
due 12/01/2020 (a)	$ 10,000	$ 10,000,000

Arizona Health Facilities Authority, Health Facility
Revenue Bonds (Catholic Healthcare West Project),
VRDN, Series B, 2.05% due 7/01/2035 (a)	5,000	5,000,000

Arizona Health Facilities Authority, Hospital System
Revenue Bonds (Northern Arizona Healthcare),
Series B, VRDN, 7% due 10/01/2026 (a)(b)	6,200	6,200,000

Arizona School District, TAN, Financing Program,
COP, 4.50% due 7/30/2008	9,000	9,024,767

Avondale, Arizona, IDA, IDR, Refunding
(National Health Investors), VRDN, 2.29%
due 12/01/2014 (a)	1,590	1,590,000

BB&T Municipal Trust, Arizona Health Facilities
Authority Revenue Bonds, FLOATS, VRDN,
Series 2003, 2.26% due 1/01/2037 (a)(c)	9,995	9,995,000

Bank of America Austin Trust, Arizona State
Transportation Board, Excise Tax Revenue
Bonds, VRDN, Series 2007-183, 2.24%
due 7/01/2017 (a)(c)	6,475	6,475,000

Bank of America Macon Trust, Pinal County, Arizona,
Electrical District Number 3, Electric System
Revenue Bonds, VRDN, Series U-1, 2.25%
due 10/03/2011 (a)(c)	15,000	15,000,000

Casa Grande, Arizona, IDA, IDR (Price Companies
Inc. Project), VRDN, AMT, Series A, 2.20%
due 12/01/2017 (a)	835	835,000

Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP,
2.27% due 7/01/2026 (a)(c)	2,000	2,000,000

Chandler, Arizona, IDA, IDR (Red Rock Stamping
Company Project), VRDN, AMT, 2.36%
due 2/01/2020 (a)	1,100	1,100,000

Coconino County, Arizona, IDA, IDR, VRDN, AMT,
2.31% due 3/01/2027 (a)	960	960,000

Coconino County, Arizona, Pollution Control
Corporation Revenue Bonds VRDN, AMT (a):
(Arizona Public Service Co.— Navajo Project),
Series A, 1.35% due 10/01/2029	1,400	1,400,000
(Arizona Public Service Co. Project) 1.40%
due 11/01/2033	5,325	5,325,000

	Par
Municipal Bonds	(000)	Value

Arizona (continued)

Deutsche Bank SPEARS/LIFERS Trust, Chandler,
Arizona, IDA, IDR, SPEARs, VRDN, AMT,
Series DBE-150, 2.33% due 12/01/2012 (a)(c)	$ 2,000	$ 2,000,000

Eagle Tax-Exempt Trust, Salt River Project, Arizona,
Agriculture Improvement and Power District,
Electric System Revenue Bonds, VRDN,
Series 2006-0141, Class A, 2.25%
due 1/01/2037 (a)(c)	2,500	2,500,000

Lehman Municipal Trust Receipts, Tucson,
Arizona, Revenue Refunding Bonds, FLOATS,
VRDN, AMT, Series 2006-P39U, 2.45%
due 1/01/2038 (a)(c)(d)(e)(f)	2,975	2,975,000

Maricopa County, Arizona, IDA, IDR (Trans-Matic
Manufacturing Production Project), VRDN, AMT,
2.49% due 10/01/2026 (a)	3,875	3,875,000

Maricopa County, Arizona, IDA, M/F Housing
Revenue Refunding Bonds, VRDN, AMT (a)(f):
(Las Gardenias Apartments LP Project),
Series A, 2.25% due 4/15/2033	2,540	2,540,000
(San Martin Apartments Project), Series A-1,
2.25% due 6/15/2035	2,000	2,000,000
(Villas Solanas Apartments), Series A, 2.25%
due 11/15/2032	9,000	9,000,000

Maricopa County, Arizona, IDA, S/F Mortgage
Revenue Bonds, FLOATS, VRDN, AMT,
Series 2505, 2.33% due 8/01/2011 (a)(c)	3,775	3,775,000

Maricopa County, Arizona, School District
Number 4, GO (Mesa Unified Project of 1995),
Series E, 4.50% due 7/01/2008 (g)(h)	3,000	3,016,857

Morgan Keegan Municipal Products, Inc., Maricopa
County, Arizona, IDA, VRDN, AMT, Series A, 2.35%
due 2/02/2009 (a)	4,385	4,385,000

Phoenix and Pima County, Arizona, IDA, S/F Revenue
Bonds, FLOATS, VRDN, AMT, Series P29U, 2.58%
due 7/01/2039 (a)(c)(e)(f)	75	75,000

Phoenix, Arizona, Civic Improvement Corporation,
Senior Lien Wastewater System, Revenue
Refunding Bonds, VRDN, Series A, 5%
due 7/01/2023 (a)(b)	8,175	8,175,000

Phoenix, Arizona, IDA, M/F Housing Revenue Bonds
(CenterTree Project), VRDN, AMT, Series A, 2.15%
due 10/15/2030 (a)	7,110	7,110,000

Portfolio Abbreviations Applicable to All Funds

ACESSM	Adjustable Convertible Extendible	GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
	Securities	HDA	Housing Development Authority	ROCS	Reset Option Certificates
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	SAN	State Aid Notes
ARS	Auction Rate Securities	IDA	Industrial Development Authority	SAVRS	Select Auction Variable Rate Securities
BAN	Bond Anticipation Notes	IDR	Industrial Development Revenue Bonds	S/F	Single-Family
COP	Certificates of Participation	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable Receipts
CP	Commercial Paper	MERLOTS	Municipal Extendible Receipt Liquidity	TAN	Tax Anticipation Notes
CRVS	Custodial Residual and Variable Securities		Option Tender Securities	TOCS	Tender Option Certificates
EDA	Economic Development Authority	M/F	Multi-Family	TRAN	Tax Revenue Anticipation Notes
EDR	Economic Development Revenue Bonds	MSTR	Municipal Securities Trust Receipts	UPDATES	Unit Price Demand Adjustable
FLOATS	Floating Rate Securities	PCR	Pollution Control Revenue Bonds		Tax-Exempt Securities
GAN	Grant Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts	VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

7

Schedule of Investments (concluded)

CMA Arizona Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Arizona (continued)

Phoenix, Arizona, IDA, M/F Housing Revenue
Refunding Bonds (Westward Housing Apartments
Project), VRDN, AMT, Series A, 2.31%
due 4/01/2033 (a)	$ 3,275	$ 3,275,000

Phoenix, Arizona, IDA, Revenue Bonds, VRDN, AMT (a):
(Leggett & Platt Inc. Project), 2.20%
due 7/01/2029	5,170	5,170,000
(Safeway Inc. Ice Cream Plant Project), 3.95%
due 10/01/2022	1,000	1,000,000
(Salvo Prperties LLC Project), 2.33%
due 3/01/2031	2,074	2,074,000
(Swift Aviation Services Inc. Project),
1.40% due 7/01/2024	3,415	3,415,000

Phoenix, Arizona, Street and Highway User
Revenue Refunding Bonds, Senior Lien, 4.50%
due 7/01/2008	1,050	1,056,985

Pima County, Arizona, IDA, IDR, FLOATS, VRDN,
Series L-21, 2.30% due 7/15/2010 (a)(c)(g)	1,140	1,140,000

Pima County, Arizona, IDA, IDR, Refunding
(Brush Wellman Inc. Project), VRDN, 2.47%
due 9/01/2009 (a)	600	600,000

Pima County, Arizona, IDA, IDR (Tucson Electric
Power Company — Irvington Project), VRDN, 2.15%
due 10/01/2022 (a)	4,000	4,000,000

Pima County, Arizona, IDA, M/F Housing Revenue
Bonds (Eastside Place Apartments), VRDN, AMT,
Series B, 2.41% due 2/15/2031 (a)(f)	2,700	2,700,000

Pima County, Arizona, IDA, Revenue Refunding Bonds
(Broadway Proper Retirement Community), VRDN,
Series A, 2.19% due 12/01/2025 (a)(e)	2,100	2,100,000

Salt River Pima-Maricopa Indian Community, Arizona,
Revenue Bonds, VRDN (a):
2.10% due 10/01/2025	3,970	3,970,000
2.10% due 10/01/2026	300	300,000

Salt River Project, Arizona, Agriculture Improvement and
Power District, Electric System Revenue Bonds, FLOATS,
VRDN, Series 1430, 2.16% due 1/01/2037 (a)(c)	800	800,000

	Par
Municipal Bonds	(000)	Value

Arizona (concluded)

Scottsdale, Arizona, IDA, Hospital Revenue Refunding
Bonds (Scottsdale Healthcare), VRDN, Series C,
2.05% due 9/01/2035 (a)(g)	$ 3,150	$ 3,150,000

Scottsdale, Arizona, IDA, Limited Obligation Revenue
Bonds (Notre Dame School), VRDN, Series A, 2.20%
due 5/01/2021 (a)	2,400	2,400,000

Tempe, Arizona, IDA, Revenue Bonds (ASUF
Brickyard, LLC Project), VRDN, Series A, 2.10%
due 7/01/2034 (a)	9,670	9,670,000

Tempe, Arizona, Transit Excise Tax Revenue Bonds,
VRDN, 2.27% due 7/01/2036 (a)	10,860	10,860,000

Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales
Project), VRDN, AMT, 3.60% due 8/01/2025 (a)	2,085	2,085,000

Tucson, Arizona, IDA, Revenue Bonds (United Way
Capital Corporation Project), VRDN, 3.50%
due 6/01/2021 (a)	3,180	3,180,000

Verrado Western Overlay Community Facilities District,
Arizona, GO, VRDN, 2.33% due 7/01/2029 (a)	4,500	4,500,000

Yavapai County, Arizona, IDA, Hospital Facility Revenue
Bonds (Yavapai Regional Medical Center), VRDN,
Series B, 2.21% due 12/01/2026 (a)(g)	1,170	1,170,000

Yavapai County, Arizona, IDA, Hospital Facility Revenue
Refunding Bonds (Yavapai Regional Medical Center),
VRDN, Series A, 2.10% due 8/01/2027 (a)	4,600	4,600,000

		199,547,609

Puerto Rico — 1.9%

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	4,000	4,011,015

Total Investments (Cost — $203,558,624*) — 99.5%		203,558,624
Other Assets Less Liabilities — 0.5%		956,206

Net Assets — 100.0%		$204,514,830

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) MBIA Insured.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d) FHLMC Collateralized.
(e) GNMA Collateralized.
(f) FNMA Collateralized.
(g) FSA Insured.
(h) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

8 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments March 31, 2008

California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California — 95.4%

ABAG Finance Authority For Non-Profit Corporations,
California, M/F Revenue Bonds, VRDN, AMT,
Series A (a):
(Colma Bart Apartments), 2.05%
due 11/15/2035	$ 10,000	$10,000,000
(Southport Apartments), 2.09%
due 1/15/2036 (b)	19,995	19,995,000

ABAG Finance Authority For Non-Profit Corporations,
California, Senior Living Revenue Bonds (Elder
Care Alliance of San Rafael, Inc. Project), VRDN,
1.93% due 11/01/2034 (a)	13,785	13,785,000

ABN AMRO MuniTops Certificates Trust, California,
COP, VRDN (a)(d)(e):
Refunding, Series 2006-14, 3.01%
due 5/01/2013 (c)	9,995	9,995,000
Series 2006-25, 3.01% due 6/15/2014 (f)	7,435	7,435,000

ABN AMRO MuniTops Certificates Trust,
California, GO, VRDN, Series 2003-9, 2.26%
due 9/01/2011 (a)(d)(f)	10,045	10,045,000

ABN AMRO MuniTops Certificates Trust, California,
Revenue Refunding Bonds, VRDN, Series 2006-11,
3.01% due 11/01/2013 (a)(d)(e)(f)	9,495	9,495,000

ABN AMRO MuniTops Certificates Trust, Los Angeles,
California, Unified School District, GO, VRDN,
Series 2005-36, 3.81% due 7/01/2013 (a)(c)(d)	7,000	7,000,000

Access To Loans For Learning Student Loan
Corporation, California, Senior Revenue Bonds
(Student Loan Program), VRDN, AMT (a):
Series II-A-12, 2.30% due 1/01/2042	30,000	30,000,000
Series V-A-4, 8% due 7/01/2041(c)	25,000	25,000,000

Alhambra, California, Unified School District, GO,
Refunding, Land Acquisition Notes, 4.50%
due 6/30/2008	7,550	7,563,385

Arcadia, California, Unified School District,
GO, PUTTERS, VRDN, Series 1716, 2.29%
due 2/01/2015 (a)(d)(g)	2,135	2,135,000

Auburn, California, Union School District, COP,
Refunding, VRDN, 2.15% due 12/01/2032 (a)(g)	15,000	15,000,000

BB&T Municipal Trust, Alameda, California, Unified
School District, GO, FLOATS, VRDN, Series 2049,
2.26% due 2/01/2027 (a)(d)(g)	7,800	7,800,000

Bakersfield, California, Hospital Revenue
Bonds, FLOATS, VRDN, Series 2408, 2.31%
due 3/01/2019 (a)(d)(f)	6,000	6,000,000

Bank of America MACON Trust, California
State, GO, Refunding, VRDN, Series N, 3.01%
due 2/01/2027 (a)(c)(d)	45,615	45,615,000

Bank of America MACON Trust, Sacramento, California,
Utility District, Electric Revenue Bonds, VRDN,
Series M, 3.01% due 7/01/2024 (a)(c)(d)	7,950	7,950,000

Bay Area Toll Authority, California, Toll Bridge Revenue
Bonds (San Francisco Bay Area), VRDN (a)(c):
Series A, 4.50% due 4/01/2039	21,600	21,600,000
Series A-1, 4.50% due 4/01/2045	28,200	28,200,000
Series C, 2.45% due 4/01/2039	2,600	2,600,000

	Par
Municipal Bonds	(000)	Value

California (continued)

California Alternative Energy Source Financing
Authority, Cogeneration Revenue Refunding Bonds
(GE Capital Corporation — Arroyo), VRDN, AMT,
Series B, 2.05% due 10/01/2020 (a)	$ 21,180	$21,180,000

California Educational Facilities Authority Revenue
Bonds (Life Chiropractic College), VRDN, 2.03%
due 1/01/2025 (a)	10,050	10,050,000

California Educational Facilities Authority Revenue
Bonds, PUTTERS, VRDN, Series 2495, 2.29%
due 10/01/2015 (a)(d)	2,125	2,125,000

California HFA, Home Mortgage Revenue Bonds,
VRDN (a):
AMT, Series B, 1.95% due 2/01/2016	13,260	13,260,000
AMT, Series B, 1.37% due 8/01/2033 (g)	41,925	41,925,000
AMT, Series B, 1.95% due 2/01/2035	17,605	17,605,000
AMT, Series B, 1.95% due 8/01/2035	18,755	18,755,000
AMT, Series C, 1.30% due 2/01/2037	9,255	9,255,000
AMT, Series C, 1.30% due 8/01/2037	13,630	13,630,000
AMT, Series F, 1.25% due 8/01/2040	35,200	35,200,000
AMT, Series F, 1.25% due 2/01/2041	10,200	10,200,000
AMT, Series M, 1.11% due 2/01/2025	29,000	29,000,000
AMT, Series M, 1.11% due 8/01/2033	3,665	3,665,000
AMT, Series M, 1.30% due 8/01/2034	19,230	19,230,000
AMT, Series N, 1.30% due 8/01/2021 (g)	8,980	8,980,000
AMT, Series P, 2.15% due 2/01/2027 (f)	55,440	55,440,000
AMT, Series Q, 2.08% due 8/01/2033	13,095	13,095,000
AMT, Series R, 1.85% due 8/01/2023 (c)	11,285	11,285,000
Series F, 4.50% due 2/01/2033 (c)	22,710	22,710,000

California HFA, M/F Housing Revenue Bonds, VRDN,
AMT, Series C (a):
1.37% due 2/01/2033	40,400	40,400,000
2.08% due 2/01/2037	12,100	12,100,000
2.08% due 8/01/2037	14,000	14,000,000

California HFA, M/F Housing Revenue Refunding
Bonds III, VRDN, AMT (a):
Series D, 1.37% due 2/01/2038	29,215	29,215,000
Series D, 1.37% due 8/01/2038	30,500	30,500,000
Series G, 2.08% due 8/01/2036	14,045	14,045,000

California Health Facilities Financing Authority
Revenue Bonds, VRDN (a):
FLOATS, Series 2413, 2.31%
due 3/01/2021 (d)(f)	25,855	25,855,000
(Kaiser Permanente), Series C, 1.96%
due 6/01/2041	10,000	10,000,000

California Health Facilities Financing Authority,
Revenue Refunding Bonds, FLOATS, VRDN,
Series 2414, 2.31% due 3/01/2014 (a)(d)(f)	13,460	13,460,000

California Infrastructure and Economic Development
Bank, Revenue Refunding Bonds, VRDN (a):
(Guided Discoveries Inc. Project), 2.25%
due 6/01/2032	3,165	3,165,000
(J. Paul Getty Trust), Series A1, 1.70%
due 4/01/2009	6,680	6,680,000
(J. Paul Getty Trust), Series A4, 1.70%
due 4/01/2009	4,560	4,560,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

9

Schedule of Investments (continued)

CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)

California Municipal Finance Authority, Solid Waste
Disposal Revenue Bonds (Waste Management, Inc.
Project), VRDN, AMT, Series A, 2.05%
due 2/01/2019 (a)	$ 5,000	$5,000,000

California Pollution Control Financing Authority, PCR,
Refunding (Pacific Gas and Electric), VRDN (a):
AMT, Series B, 1.30% due 11/01/2026	84,700	84,700,000
Series C, 0.90% due 11/01/2026	6,780	6,780,000
Series E, 0.95% due 11/01/2026	13,000	13,000,000

California Pollution Control Financing Authority,
Resource Recovery Revenue Bonds, VRDN (a):
(Atlantic Richfield Co. Project), Series A, 1.30%
due 12/01/2024	18,700	18,700,000
(Wadham Energy LP Project), AMT, Series C,
1.90% due 11/01/2017	2,300	2,300,000

California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds VRDN, AMT (a):
(Browning-Ferris Industries of California, Inc.
Project), Series A, 1.95% due 9/01/2019	9,600	9,600,000
(EDCO Disposal Corporation Project), Series A,
2.23% due 10/01/2037	7,990	7,990,000
(Sierra Pacific Industries, Inc. Project), AMT,
2.15% due 8/01/2013	8,675	8,675,000

California School Cash Reserve Program Authority,
COP, TRAN, Series A, 4.25% due 7/01/2008	27,100	27,141,369

California State, CP:
2.01% due 4/04/2008	20,000	20,000,000
2.15% due 4/04/2008	22,300	22,300,000
2.20% due 5/09/2008	25,000	25,000,000
2% due 5/20/2008	29,600	29,600,000
2.25% due 5/20/2008	15,000	15,000,000
1.56% due 6/05/2008	37,000	37,000,000
1.50% due 6/12/2008	25,000	25,000,000

California State Department of Water Resources,
Power Supply Revenue Bonds, VRDN (a):
PUTTERS, Series 1784B, 2.46%
due 5/01/2011 (d)	20,325	20,325,000
Series B-2, 1.20% due 5/01/2022	3,000	3,000,000
Series C-1, 1.72% due 5/01/2022	4,100	4,100,000
Series C-4, 1.98% due 5/01/2022	41,000	41,000,000

California State Department of Water Resources,
Power Supply Revenue Refunding Bonds, VRDN (a):
Sub-Series F-3, 0.90% due 5/01/2021	6,925	6,925,000
Sub-Series G-2, 1.98% due 5/01/2011	11,900	11,900,000
Sub-Series G-4, 1.90% due 5/01/2016 (g)	16,900	16,900,000
Sub-Series G-8, 3% due 5/01/2018 (f)	25,907	25,907,000
Sub-Series G-11, 2.10% due 5/01/2018 (g)	10,000	10,000,000

California State Department of Water Resources
Revenue Bonds (Central Valley Project), FLOATS,
VRDN, Series 106G, 3.50% due 3/01/2009 (a)(d)	72,065	72,065,000

California State, Economic Recovery, GO, VRDN, (a):
FLOATS, Series L27, 2.08% due 7/01/2017 (d)	19,000	19,000,000
Series C-11, 2.45% due 7/01/2023	27,526	27,526,000
Series C-16, 1.75% due 7/01/2023 (g)	13,300	13,300,000

California State, GO, FLOATS, VRDN (a)(d):
Series 2002, 2.32% due 8/01/2030	79,185	79,185,000
Series 2003, 2.32% due 8/01/2030	85,255	85,255,000

	Par
Municipal Bonds	(000)	Value

California (continued)

California State, GO, MERLOTS, VRDN, Series B-45,
2.23% due 10/01/2029 (a)(d)	$ 8,835	$ 8,835,000

California State, GO, MSTR, VRDN (a):
Series SGA-7, 2.05% due 9/01/2018 (g)	915	915,000
Series SGA-39, 3.25% due 6/01/2014 (f)	2,510	2,510,000

California State, GO, RAN, 4% due 6/30/2008	114,500	114,704,561

California State, GO, ROCS, VRDN, Series II-R-623,
2.77% due 4/01/2031 (a)(c)(d)	5,000	5,000,000

California State, GO, Refunding, FLOATS, VRDN,
Series 1599, 2.31% due 3/01/2035 (a)(d)(f)	14,104	14,103,500

California State, GO, Refunding, VRDN (a):
MERLOTS, Series A-17, 3.73%
due 2/01/2018 (c)(d)	8,865	8,865,000
PUTTERS, AMT, Series 1933, 2.46%
due 12/01/2013 (d)	32,470	32,470,000
ROCS, Series II-R-622PB, 2.25%
due 3/01/2034 (c)(d)	2,450	2,450,000
Sub-Series B-6, 1.70% due 5/01/2034	6,850	6,850,000

California State, GO, VRDN (a):
Series A-3, 0.92% due 5/01/2033	10,200	10,200,000
Series B-3, 1.93% due 5/01/2033	23,200	23,200,000

California State University, Revenue Refunding
Bonds, PUTTERS, VRDN, Series 1435, 3.50%
due 11/01/2013 (a)(d)(f)	2,990	2,990,000

California Statewide Communities Development
Authority, COP, Refunding, FLOATS, VRDN, Series 909,
2.28% due 8/15/2023 (a)(d)(f)	30,963	30,963,000

California Statewide Communities Development
Authority, CP, 1.65% due 4/08/2008	14,800	14,800,000

California Statewide Communities Development
Authority, M/F Housing Revenue Bonds, VRDN,
AMT (a):
(Canyon Creek Apartments), Series C, 2.09%
due 6/15/2025 (b)	21,500	21,500,000
(Crossings Senior Apartments), Series I, 2.09%
due 7/15/2040	17,150	17,150,000
(Greentree Senior Apartments Project), Series P,
2.09% due 11/15/2030 (b)	7,350	7,350,000
(Hallmark Housing Apartments), Series ZZ,
2.09% due 12/15/2036 (b)	6,420	6,420,000
(Hermosa Vista Apartments), Series XX, 2.09%
due 5/15/2036 (b)	6,700	6,700,000
(Kimberly Woods), Series B, 2.09%
due 6/15/2025 (b)	4,200	4,200,000
(Knolls at Green Valley), Series FF, 2.09%
due 7/15/2036 (b)	13,205	13,205,000
(Las Flores Village Apartments), Series JJ, 2.27%
due 6/15/2038	13,500	13,500,000
(Oakmont Chino Hills), Series P, 2.09%
due 6/01/2036 (b)	10,100	10,100,000
(Oakmont of Alameda LP), Series WW, 2.09%
due 12/15/2036 (b)	12,680	12,680,000
(Second Street Senior Apartments), Series TT,
2.09% due 12/15/2036 (b)	5,335	5,335,000
(Vineyard Creek LP), Series W, 2.09%
due 12/01/2036 (b)	23,500	23,500,000
(Westgate Pasadena Apartment), Series G, 2.10%
due 4/01/2042	81,500	81,500,000

See Notes to Financial Statements.

10 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)

California Statewide Communities Development
Authority, M/F Housing Revenue Bonds, VRDN,
AMT (a)(d):
FLOATS, Series 29G, 2.29% due 5/01/2039	$ 45,000	$45,000,000
PUTTERS, Series 1358, 2.39% due 7/01/2011	27,420	27,420,000

California Statewide Communities Development
Authority Revenue Bonds, VRDN (a):
ROCS, Series II-R-10248CE, 2.25%
due 7/01/2044 (d)	40,000	40,000,000
Series J, 1.96% due 4/01/2036	20,700	20,700,000
Series L, 1.96% due 4/01/2038	21,800	21,800,000

California Statewide Communities Development
Authority, Revenue Refunding Bonds, VRDN (a):
(Kaiser Permanente), Series D, 1.85%
due 5/01/2033	8,000	8,000,000
(Presbyterian Homes), Series B, 1.90%
due 11/15/2036	3,500	3,500,000
ROCS, Series II-R-763CE, 2.25%
due 4/01/2031 (d)	8,000	8,000,000

Carlsbad, California, M/F Housing Revenue Bonds
(The Greens Apartments), VRDN, AMT, Series A,
2.09% due 6/01/2046 (a)	14,115	14,115,000

Chabot-Las Positas, California, Community College
District, GO, FLOATS, VRDN, Series 1967, 2.68%
due 8/01/2016 (a)(c)(d)	7,720	7,720,000

Clipper Tax-Exempt Certificates Trust, University of
California Revenue Bonds, VRDN, Series 2007-38,
2.31% due 4/01/2023 (a)(d)	25,000	25,000,000

Contra Costa, California, Water District Water Revenue
Refunding Bonds, FLOATS, VRDN, Series 850, 2.18%
due 10/01/2019 (a)(d)(g)	7,105	7,105,000

Contra Costa County, California, M/F Housing Revenue
Bonds, VRDN, AMT (a):
(Creekview Apartments), Series B, 2.09% due
7/01/2036 (h)	17,700	17,700,000
(Pleasant Hill Bart Transit Station Project),
Series A, 3.95% due 8/01/2008	30,000	30,000,000

Deutsche Bank SPEARS/LIFERS Trust, Azusa,
California, Public Financing Authority Revenue
Bonds, SPEARs, VRDN, Series DB-561, 3.19%
due 7/01/2031 (a)(d)(g)	1,110	1,110,000

Deutsche Bank SPEARS/LIFERS Trust, San Jose,
California, Airport Revenue Refunding Bonds,
SPEARs, VRDN, AMT (a)(c)(d):
Series DB-480, 2.26% due 3/01/2037	9,880	9,880,000
Series DB-484, 2.26% due 3/01/2037	20,885	20,885,000
Series DB-544, 2.26% due 3/01/2021	9,150	9,150,000

Eagle Tax-Exempt Trust, Arcadia, California, Unified
School District, Class A, GO, VRDN (a)(g):
Series 2007-0018, 2.24% due 8/01/2037	11,880	11,880,000
Series 2007-0023, due 2/01/2037	19,140	19,140,000

	Par
Municipal Bonds	(000)	Value

California (continued)

Eagle Tax-Exempt Trust, California State
University, Revenue Refunding Bonds, VRDN,
Series 2005-0082, Class A, 2.26%
due 11/01/2035 (a)(d)(f)	$ 15,000	$15,000,000

Eagle Tax-Exempt Trust, Los Angeles, California,
Department of Water and Power Revenue Bonds,
VRDN, Series 2006-0010 Class A, 2.26%
due 7/01/2035 (a)(d)(g)	13,000	13,000,000

Eagle Tax-Exempt Trust, San Diego, California,
Community College District, GO, VRDN,
Series 2006-0042 Class A, 2.25%
due 5/01/2030 (a)(d)(g)	9,900	9,900,000

Eagle Tax-Exempt Trust, University of California,
Revenue Refunding Bonds, VRDN,
Series 2005-0006, Class A, 2.26%
due 5/15/2033 (a)(c)(d)(g)	2,445	2,445,000

East Bay, California, Municipal Utility District,
Wastewater System Revenue Bonds, ROCS, VRDN,
Series 2007-0072, 2.24% due 6/01/2037 (a)(c)(d)	4,720	4,720,000

East Bay Municipal Utility District, California, Water
System Revenue Refunding Bonds, VRDN (a):
Sub-Series A-2, 1.75% due 6/01/2038	7,600	7,600,000
Sub-Series A-3, 1.75% due 6/01/2038	7,600	7,600,000
Sub-Series C-2, 1.75% due 6/01/2026	5,700	5,700,000
Sub-Series C-3, 1.75% due 6/01/2026	3,800	3,800,000

Eclipse Funding Trust, Solar Eclipse Certificates,
California, GO, Refunding, VRDN, Series
2005-0004, 3.78% due 6/01/2024 (a)(d)(f)	19,825	19,825,000

Eclipse Funding Trust, Solar Eclipse Certificates,
California, Tax Allocation Refunding Bonds, VRDN,
Series 2006-0044, 2.23% due 2/01/2015 (a)(c)(d)	12,565	12,565,000

Eclipse Funding Trust, Solar Eclipse Certificates,
Elsinore Valley, California, Municipal Water
District, COP, VRDN, Series 2007-0069, 3.62%
due 7/01/2034 (a)(d)(f)	9,455	9,455,000

Eclipse Funding Trust, Solar Eclipse Certificates,
Sonoma County, California, Junior College District,
GO, Refunding, VRDN, Series 2006-0014, 2.17%
due 8/01/2029 (a)(d)(g)	6,960	6,960,000

Fresno, California, Airport Revenue Bonds,
MERLOTS, VRDN, AMT, Series B2, 2.33%
due 7/01/2030 (a)(d)(g)	8,900	8,900,000

Glendale, California, Hospital Revenue Refunding
Bonds, FLOATS, VRDN, Series 2415, 2.31%
due 3/01/2014 (a)(d)(f)	8,800	8,800,000

Golden State Tobacco Securitization Corporation of
California, Tobacco Settlement Revenue Bonds,
VRDN (a)(d):
FLOATS, Series 2448, 2.31% due 6/01/2045 (j)	8,085	8,085,000
MERLOTS, Series C95, 2.28% due 6/01/2033	12,465	12,465,000
ROCS, Series II-R-841CE, 2.25%
due 6/01/2017	6,000	6,000,000

Irvine, California, Improvement Bond Act of 1915,
Special Assessment Refunding Bonds (Assessment
District Number 89-10), UPDATES, VRDN, 1.11%
due 9/02/2015 (a)	5,865	5,865,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

11

Schedule of Investments (continued)

CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)

Lehman Municipal Trust Receipts, California
Infrastructure and Economic Development Bank
Revenue Bonds, FLOATS, VRDN, Series 2006-K61,
2.03% due 7/01/2033 (a)(c)(d)	$ 900	$900,000

Lehman Municipal Trust Receipts, University of
California, Revenue Refunding Bonds, FLOATS,
VRDN, Series 07-K3, 2% due 5/15/2035 (a)(d)(g)	21,750	21,750,000

Loma Linda, California, M/F Housing Revenue
Refunding Bonds (Loma Linda Springs), VRDN,
AMT, 2.09% due 12/15/2031 (a)(b)	19,430	19,430,000

Los Angeles, California, Community Redevelopment
Agency, M/F Housing Revenue Bonds VRDN, AMT,
Series A (a):
(Hollywood and Vine Apartments Project), 2.09%
due 4/15/2042 (b)	99,400	99,400,000
(Wilshire Station Apartments Project), 1.11%
due 10/15/2038	19,175	19,175,000

Los Angeles, California, Department of Airports,
Subordinate Revenue Bonds (Los Angeles
International Airport), VRDN, AMT, Series A, 1.27%
due 5/15/2016 (a)	17,500	17,500,000

Los Angeles, California, Department of Water and
Power, ROCS, VRDN, Revenue Refunding Bonds,
Series II-R-4510, 2.27% due 7/01/21 (a)(d)(f):	6,750	6,750,000

Los Angeles, California, Department of Water
and Power, ROCS, VRDN, Waterworks
Revenue Bonds, Series II-R-12087, 2.25%
due 7/01/2016 (a)(c)(d)(g)	28,500	28,500,000

Los Angeles, California, GO, TRAN, 4.25%
due 6/30/2008	60,900	60,986,628

Los Angeles, California, S/F Home Mortgage Revenue
Bonds, VRDN, AMT, 3.05% due 10/01/2040 (a)	13,936	13,936,200

Los Angeles, California, Unified School District, GO,
VRDN (a)(d):
FLOATS, Series 9TP, 2.23% due 7/01/2031 (c)	2,290	2,290,000
ROCS, Series II-R-10187, 2.27%
due 7/01/2013 (f)	2,255	2,255,000

Menlo Park, California, Community Development
Agency, Tax Allocation Refunding Bonds (Las Pulgas
Community Development Project), VRDN, 5.25%
due 1/01/2031 (a)(c)	8,400	8,400,000

Metropolitan Water District of Southern California,
Waterworks Revenue Refunding Bonds, VRDN (a):
Series A-1, 1.85% due 7/01/2037	15,900	15,900,000
Series A-2, 1.85% due 7/01/2037	26,400	26,400,000
Series C, 1.50% due 10/01/2029	12,575	12,575,000

Milpitas, California, M/F Housing Revenue Bonds
(Crossing at Montague), VRDN, AMT, Series A,
2.09% due 8/15/2033 (a)(b)	20,000	20,000,000

Morgan Stanley & Co., Inc. Certificates,
California, FLOATS, VRDN, Series 1486, 2.28%
due 8/01/2031 (a)(d)(f)	31,143	31,143,500

	Par
Municipal Bonds	(000)	Value

California (continued)

Municipal Securities Trust Certificates, Modesto,
California, Irrigation District Financing Authority
Revenue Bonds, VRDN, Series SGC 12, Class A,
2.46% due 9/01/2037 (a)(d)(f)	$ 21,420	$21,420,000

Napa Valley, California, Unified School District, GO,
TRAN, 4.25% due 10/01/2008	8,590	8,625,898

Northern California Gas Authority Number 1, Gas
Project Revenue Bonds, FLOATS, VRDN, Series 1811,
2.22% due 7/01/2027 (a)(d)	25,055	25,054,500

Orange County, California, Fire Authority, TRAN, 4%
due 6/30/2008	14,200	14,213,952

Oxnard, California, Financing Authority, Wastewater
Revenue Bonds (Headworks and Septic System
Conversion Projects), VRDN, Series B, 4.75%
due 6/01/2034 (a)(c)	8,225	8,225,000

Paramount, California, Unified School District,
GO, PUTTERS, VRDN, Series 2060, 2.29%
due 8/01/2015 (a)(d)(g)	3,690	3,690,000

Piper Jaffray Funding LLC Trust, San Jose, California,
Airport Revenue Bonds, VRDN, AMT, Series C,
4.75% due 3/01/2017 (a)(c)(d)	4,500	4,500,000

Riverside County, California, VRDN (a):
COP, ACES, Series A, 2.03% due 12/01/2015	9,900	9,900,000
IDA, IDR (Universal Forest Products), AMT, 2.05%
due 8/01/2029	3,300	3,300,000

Sacramento, California, Housing Authority,
M/F Housing Revenue Bonds, VRDN, AMT (a):
(Greenfair Apartments), Series G, 2.19%
due 12/01/2030	11,300	11,300,000
(Lofts at Natomas Apartments), Series F, 2.09%
due 4/15/2036 (b)	19,190	19,190,000

Sacramento, California, Municipal Utility District,
Electric Revenue Refunding Bonds, FLOATS, VRDN,
Series 748, 2.18% due 8/15/2028 (a)(d)(g)	12,910	12,910,000

Sacramento County, California, GO, TRAN, 4%
due 7/09/2008	28,400	28,424,812

Sacramento County, California, Sanitation District
Financing Authority Revenue Bonds, ROCS, VRDN,
Series II-R-504, 2.37% due 12/01/2035 (a)(c)(d)	3,230	3,230,000

Sacramento County, California, Water Financing
Authority Revenue Bonds, FLOATS, VRDN,
Series 1769, 2.31% due 6/01/2039 (a)(d)(j)	14,070	14,070,000

San Diego, California, Housing Authority, M/F Housing
Revenue Bonds, VRDN, AMT (a):
(Bay Vista Apartments Project), Series A, 2.09%
due 2/15/2038 (b)	4,800	4,800,000
(Studio 15 Housing Partners), Series B, 2.12%
due 10/01/2039	15,500	15,500,000

San Diego, California, Public Facilities Financing
Authority, Water Revenue Bonds, PUTTERS, VRDN,
Series 2595, 2.43% due 4/15/2009 (a)(d)	23,055	23,055,000

See Notes to Financial Statements.

12 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)

San Diego, California, Unified School District, GO,
ROCS, VRDN, Series II-R-10161, 2.25% due
7/01/2014 (a)(d)(g)	$ 5,315	$5,315,000

San Diego County, California, COP (San Diego Jewish
Academy), VRDN, 2.19% due 12/01/2028 (a)	5,470	5,470,000

San Diego County, California, Regional Transportation
Commission, Limited Sales Tax Revenue Refunding
Bonds, VRDN, Series D, 1.80% due 4/01/2038 (a)	19,000	19,000,000

San Francisco, California, City and County
Redevelopment Agency, M/F Housing Revenue
Bonds (Third and Mission Associates LLC), VRDN,
AMT, Series C, 2.15% due 6/15/2034 (a)(b)	15,000	15,000,000

San Francisco, California, City and County
Redevelopment Agency, M/F Housing Revenue
Refunding Bonds (Fillmore Center), VRDN, AMT,
Series B-2, 2.15% due 12/01/2017 (a)(h)	6,750	6,750,000

San Francisco, California, City and County Unified
School District, GO:
ROCS, VRDN, Series II-R-6060, 2.25%
due 6/15/2021 (a)(d)(g)	1,815	1,815,000
TRAN, 4% due 11/14/2008	44,200	44,371,006

San Jose, California, M/F Housing Revenue Bonds,
VRDN (a):
(Carlton Homes), AMT, Series A, 2.09%
due 10/15/2032 (b)	12,000	12,000,000
(Evans Lane Apartments LP), AMT, Series H,
2.10% due 4/15/2036	30,400	30,400,000
(Siena Renaissance Square Apartments), 2.09%
due 12/01/2029 (h)	49,500	49,500,000

San Jose, California, M/F Housing Revenue Refunding
Bonds (Almaden Lake Village Apartments), VRDN,
AMT, Series A, 2.17% due 3/01/2032 (a)(b)	2,000	2,000,000

San Jose, California, Redevelopment Agency, Tax
Allocation Refunding Bonds, PUTTERS, VRDN,
Series 1601, 3.50% due 2/01/2015 (a)(d)(f)	16,790	16,790,000

San Mateo County, California, Community College
District, GO, ROCS, VRDN, Series II-R-647WFZ,
2.25% due 9/01/2021 (a)(d)(f)	1,650	1,650,000

Santa Clara, California, Electric Revenue Refunding
Bonds, MSTR, VRDN, Series SGA-75, 4%
due 7/01/2027 (a)(c)	9,935	9,935,000

Santa Cruz County, California, Board of Education,
GO, TRAN, 4.25% due 6/30/2008	7,200	7,209,494

Santa Rosa, California, M/F Housing Revenue Bonds
(Crossings at Santa Rosa), VRDN, AMT, Series A,
2.09% due 4/01/2046 (a)	9,000	9,000,000

Simi Valley, California, M/F Housing Revenue Bonds,
VRDN (a):
(Parker Ranch Project), AMT, Series A, 2.09%
due 7/15/2036 (b)	12,500	12,500,000
(Shadowridge Apartments), 2.09%
due 9/01/2019 (h)	19,100	19,100,000

	Par
Municipal Bonds	(000)	Value

California (concluded)

Southern California Home Financing Authority,
S/F Revenue Bonds, FLOATS, VRDN, AMT,
Series 2144, 2.35% due 11/01/2052 (a)(d)	$ 50,000	$50,000,000

Southern California Public Power Authority Revenue
Bonds (Natural Gas Project), FLOATS, VRDN (a)(d):
Series 2102, 2.24% due 11/01/2034	41,305	41,305,000
Series 2103, 2.24% due 11/01/2034	35,000	35,000,000

UBS Municipal CRVS Trust, California State,
GO, FLOATS, VRDN, Series 07-1031, 2.27%
due 6/01/2014 (a)(d)	11,600	11,600,000

University of California Revenue Bonds, VRDN (a)(d):
FLOATS, Series 1465, 2.18% due 5/15/2030 (g)	10,360	10,360,000
FLOATS, Series 2169, 2.18% due 5/15/2015 (g)	6,430	6,430,000
PUTTERS, Series 1231, 2.41% due 5/15/2012 (f)	22,700	22,700,000
PUTTERS, Series 2475, 2.29% due 5/15/2014	1,100	1,100,000
ROCS, Series II-R-3007, 2.25%
due 9/01/2020 (g)	2,595	2,595,000

		3,748,339,805

Puerto Rico — 2.0%

BB&T Municipal Trust, Puerto Rico Commonwealth
Highway and Transportation Authority, Transportation
Revenue Bonds, FLOATS, VRDN, Series 2035, 2.27%
due 7/01/2035 (a)(d)(i)	7,770	7,770,000

Puerto Rico Commonwealth, Aqueduct and
Sewer Authority Revenue Bonds, ROCS,
VRDN, Series II-R-10001CE, 2.27%
due 12/27/2008 (a)(d)	15,000	15,000,000

Puerto Rico Commonwealth, GO, PUTTERS, VRDN,
Series 204, 2.41% due 7/01/2011 (a)(d)(g)	7,295	7,295,000

Puerto Rico Commonwealth Highway and
Transportation Authority, Highway Revenue
Bonds, PUTTERS, VRDN, Series 2560, 2.29%
due 7/01/2018 (a)(d)(g)	4,200	4,200,000

Puerto Rico Commmonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, ROCS, VRDN, Series II-R-789CE, 2.24%
due 8/30/2009 (a)(d)	10,500	10,500,000

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	25,000	25,068,841

Puerto Rico Electric Power Authority, Power Revenue
Refunding Bonds, VRDN, Series UU, 3.55%
due 7/01/2029 (a)(g)	9,500	9,500,000

		79,333,841

Total Investments (Cost — $3,827,673,646*) — 97.4%		3,827,673,646
Other Assets Less Liabilities — 2.6%		103,776,127

Net Assets — 100.0%	$3,931,449,773

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

13

Schedule of Investments (concluded)

CMA California Municipal Money Fund

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) FNMA Collateralized.
(c) AMBAC Insured.
(d) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) MBIA Insured.
(g) FSA Insured.
(h) FHLMC Collateralized.
(i) Assured Guaranty Insured.
(j) FGIC Insured.

See Notes to Financial Statements.

14 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments March 31, 2008

CMA Connecticut Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut — 86.1%

ABN AMRO MuniTops Certificates Trust, Connecticut
State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Trinity
College), VRDN, Series 2007-25, 3.01%
due 7/01/2015 (a)(b)(c)(d)	$ 8,770	$ 8,770,000

Bank of America Austin Trust, Connecticut State
Revenue Bonds, VRDN, Series 2008-1080, 2.22%
due 7/01/2042 (a)(c)	5,000	5,000,000

Brookfield, Connecticut, GO, BAN, 3.50%
due 9/15/2008	1,000	1,003,407

Connecticut State Development Authority, IDR,
VRDN (a):
(Cheshire CPL LLC), AMT, 2.15% due 12/01/2022	2,100	2,100,000
(Reflexite Corporation Project), Series A, 2.15%
due 8/01/2013	1,300	1,300,000
(Reflexite Corporation Project), Series B, 2.15%
due 8/01/2013	1,415	1,415,000
Refunding (The Energy Network), AMT, 2.05%
due 9/01/2025	5,500	5,500,000

Connecticut State Development Authority Revenue
Bonds (Solid Waste Project — Rand-Whitney
Container Board), VRDN, AMT, 2.13%
due 8/01/2023 (a)	11,435	11,435,000

Connecticut State Development Authority, Water
Facilities Revenue Refunding Bonds (Connecticut
Water Company Project), VRDN, Series A (a):
2.12% due 9/01/2028	1,150	1,150,000
AMT, 2.17% due 7/01/2028	1,250	1,250,000

Connecticut State, GO, PUTTERS, VRDN (a)(c):
Series 291, 2.29% due 11/15/2013	10,815	10,815,000
Series 320, 2.29% due 11/15/2020	6,585	6,585,000
Series 2111, 2.29% due 12/15/2016	11,580	11,580,000

Connecticut State, GO, ROCS, VRDN (a)(c):
Series II-R-10174, 2.22% due 11/15/2011	4,000	4,000,000
Series II-R-10274, 2.21% due 11/15/2011	4,540	4,540,000

Connecticut State, GO, Refunding, FLOATS, VRDN,
Series 75, 2.27% due 6/01/2020 (a)(c)(e)	2,705	2,705,000

Connecticut State, HFA, Housing Revenue Bonds
(CIL Realty, Inc.), VRDN, 2.10% due 7/01/2032 (a)	1,600	1,600,000

Connecticut State, HFA, Revenue Bonds (Housing
Mortgage Finance Program), VRDN (a):
AMT, Sub-Series A-4, 2.15% due 11/15/2035 (e)	20,000	20,000,000
AMT, Sub-Series B-3, 2.15% due 11/15/2038 (f)	7,500	7,500,000
AMT, Sub-Series B-4, 1.93% due 5/15/2032 (e)	11,500	11,500,000
AMT, Sub-Series E-5, 2.17% due 11/15/2035 (e)	5,700	5,700,000
Series D, 2.25% due 11/15/2024	7,795	7,795,000

Connecticut State Health and Educational Facilities
Authority Revenue Bonds VRDN (a):
(Avon Old Farms School Inc.), Series A, 2.08%
due 7/01/2034	3,195	3,195,000
(Central Connecticut Coast YMCA), Series A,
2.15% due 7/01/2033	3,990	3,990,000
(Charlotte Hungerford), Series C, 2.08%
due 7/01/2013	1,135	1,135,000
FLOATS, Series 2546, 2.14% due 7/01/2042 (c)	10,220	10,220,000

	Par
Municipal Bonds	(000)	Value

Connecticut (continued)

Connecticut State Health and Educational Facilities
Authority Revenue Bonds VRDN (a) (concluded):
(Greenwich Adult Day Care), Series A, 2.33%
due 7/01/2036	$ 4,030	$ 4,030,000
(Greenwich Boys and Girls Club), Series A,
2.34% due 7/01/2033	5,165	5,165,000
(Greenwich Family YMCA), Series A, 2.33%
due 7/01/2035	7,165	7,165,000
(Hartford Hospital), Series B, 2.08%
due 7/01/2030	5,000	5,000,000
(Health Care Capital Asset), Series A-1, 2.08%
due 7/01/2031	14,880	14,880,000
(The Hotchkiss School), Series A, 2.05%
due 7/01/2030	5,640	5,640,000
(King & Low-Heywood Thomas School), Series A,
2.34% due 7/01/2033	10,365	10,365,000
(Klingberg Family Center), Series A, 2.08%
due 7/01/2032	5,035	5,035,000
(Lawrence & Memorial Hospital), Series E,
2.05% due 7/01/2034	10,505	10,505,000
(Masonicare Corporation), Series D, 1.20%
due 7/01/2037	9,790	9,790,000
(Middlesex Hospital), Series J, 2.10%
due 7/01/2026	1,410	1,410,000
(Quinnipiac University), Series J, 1.85%
due 7/01/2037 (b)	23,790	23,790,000
ROCS, Series II-R-9177, 2.22%
due 7/01/2016 (c)	4,725	4,725,000
(Rectory School), Series A, 2.34%
due 7/01/2030	6,340	6,340,000
(University of New Haven), AMT, Series E, 2.07%
due 7/01/2035	7,090	7,090,000
(Wesleyan University), Series E, 1.42%
due 7/01/2038	6,000	6,000,000
(The Whitby School), Series A, 2.10%
due 7/01/2021	2,450	2,450,000
(Yale University), Series T-1, 0.80%
due 7/01/2029	6,500	6,500,000
(Yale University), Series T-2, 1.50%
due 7/01/2029	10,500	10,500,000
(Yale University), Series U, 1.50%
due 7/01/2033	43,700	43,700,000
(Yale University), Series U-2, 1.70%
due 7/01/2033	3,000	3,000,000
(Yale University), Series V-1, 1.15% due 7/01/2036	2,890	2,890,000
(Yale University), Series V-2, 1.15% due 7/01/2036	5,900	5,900,000
(Yale University), Series X-2, 1.75%
due 7/01/2037	7,700	7,700,000
(Yale University), Series X-3, 0.80%
due 7/01/2037	16,225	16,225,000
(Yale University), Series Y-3, 1.15% due 7/01/2035	3,840	3,840,000

Connecticut State Health and Educational Facilities
Authority, CP:
0.90% due 4/01/2008	5,000	5,000,000
1.85% due 6/05/2008	5,000	5,000,000

Connecticut State Health and Educational Facilities
Authority, Revenue Refunding Bonds VRDN (a):
(Ascension Health Credit Group), Series B, 2%
due 11/15/2029	1,120	1,120,000
(Eagle Hill School), Series A, 2.33%
due 7/01/2035	5,765	5,765,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

15

Schedule of Investments (concluded)

CMA Connecticut Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut (continued)

Connecticut State Health and Educational Facilities
Authority, Revenue Refunding Bonds VRDN (a)
(concluded):
(Gaylord Hospital Inc.), Series B, 2.08%
due 7/01/2037	$ 12,025	$ 12,025,000
(Kingswood-Oxford School), Series B, 2.10%
due 7/01/2030	4,855	4,855,000
(Pierce Memorial Baptist Home), Series A, 1.95%
due 7/01/2042	6,575	6,575,000
(Wesleyan University), SAVRS, Series D, 2.05%
due 7/01/2035	14,000	14,000,000

Connecticut State Revenue Bonds, VRDN, Series A,
2.10% due 2/15/2021 (a)	10,000	10,000,000

Connecticut State, Special Tax Obligation Revenue
Bonds VRDN (a):
ROCS, Series II-R-3074, 2.39%
due 8/01/2027 (c)(e)	6,525	6,525,000
(Transportation Infrastructure), Second Lien,
Series 1, 2.10% due 12/01/2010 (f)	6,500	6,500,000

Connecticut State, Special Tax Obligation,
Revenue Refunding Bonds (Transportation
Infrastructure), VRDN, Second Lien, Series 1, 4%
due 2/01/2022 (a)(e)	8,135	8,135,000

Greenwich, Connecticut, GO, BAN, 3.50%
due 01/29/2009	25,000	25,305,249

Groton Township, Connecticut, GO, BAN, Lot A, 3.75%
due 10/29/2008	8,925	8,943,714

Guilford, Connecticut, GO, BAN, 3.875%
due 9/23/2008	10,185	10,202,729

Hartford, Connecticut, Redevelopment Agency,
M/F Mortgage Revenue Refunding Bonds
(Underwood Tower Project), VRDN, 2.08%
due 6/01/2020 (a)(f)	14,145	14,145,000

Manchester, Connecticut, GO, Refunding, Temporary
Notes, 4% due 7/02/2008	6,270	6,274,301

Milford, Connecticut, GO, BAN, 3.60%
due 5/02/2008	3,500	3,500,664

New Canaan, Connecticut, Housing Authority Revenue
Bonds (Village at Waveny Care Center), VRDN,
2.04% due 1/01/2022 (a)	3,135	3,135,000

New Haven, Connecticut, CP:
1.50% due 5/07/2008	3,550	3,550,000
2.15% due 4/11/2008	3,060	3,060,000

Old Lyme, Connecticut, GO, BAN, 3%
due 10/30/2008	4,400	4,413,128

	Par
Municipal Bonds	(000)	Value

Connecticut (concluded)

South Central Connecticut Regional Water Authority,
Water System Revenue Bonds, ROCS, VRDN,
Series II-R-12184, 2.57% due 8/01/2013 (a)(b)(c) $	14,010	$ 14,010,000

South Central Connecticut Regional Water Authority
Water System Revenue Notes, BAN, Series A, 3.375%
due 4/08/2008 (g)	12,780	12,781,459

Trumball, Connecticut, GO, BAN, 4% due 9/10/2008	6,000	6,009,003

		582,248,654

Puerto Rico — 8.7%

Puerto Rico Commonwealth, Aqueduct and
Sewer Authority Revenue Bonds, ROCS,
VRDN, Series II-R-10001CE, 2.27%
due 12/27/2008 (a)(c)	3,500	3,500,000

Puerto Rico Commonwealth Highway and
Transportation Authority, VRDN Highway
Revenue Bonds, FLOATS, Series 771, 2.17%
due 7/01/2036 (a)(b)(c)	7,190	7,190,000

Puerto Rico Commonwealth Highway and
Transportation Authority, VRDN Transportation
Revenue Bonds, ROCS, Series II-R-789CE, 2.24%
due 8/30/2009 (a)(c)	4,500	4,500,000

Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Obligation Refunding Bonds,
TOCS, Series 2, 2.24% due 10/01/2023 (a)(c)	10,485	10,485,000

Puerto Rico Commonwealth, Public Improvement,
GO, Refunding, VRDN (a)(f):
Series A-2, 2.05% due 7/01/2029	7,700	7,700,000
Series A-3, 1.10% due 7/01/2029	3,600	3,600,000

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	15,000	15,041,305

Puerto Rico Electric Power Authority, PUTTERS,
VRDN Power Revenue Bonds, Series 164, 2.21%
due 7/01/2010 (a)(c)(f)	2,275	2,275,000

Puerto Rico Electric Power Authority, PUTTERS,
VRDN Power Revenue Refunding Bonds,
Series 1830, 2.41% due 1/01/2015 (a)(c)(f)	3,500	3,500,000

Puerto Rico Municipal Finance Agency Revenue
Bonds, FLOATS, VRDN, Series 805, 2.17%
due 8/01/2027 (a)(c)(f)	1,200	1,200,000

		58,991,305

Total Investments (Cost — $641,239,959*) — 94.8%		641,239,959
Other Assets Less Liabilities — 5.2%		35,107,410

Net Assets — 100.0%		$676,347,369

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) MBIA Insured.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) AMBAC Insured.
(f) FSA Insured.
(g) U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

16 CMA MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2008

Schedule of Investments March 31, 2008

CMA Florida Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida — 96.8%

Brevard County, Florida, Health Facilities Authority,
Healthcare Facilities Revenue Refunding
Bonds (Health First Inc. Project), VRDN, 1.25%
due 8/01/2014 (a)	$ 4,800	$ 4,800,000

Broward County, Florida, HFA, M/F Housing Revenue
Bonds (Sailboat Bend Artist Lofts Project), VRDN,
AMT, 2.37% due 4/15/2038 (a)	2,750	2,750,000

Broward County, Florida, School District, TAN, 3.39%
due 9/30/2008	6,000	6,017,765

Broward County, Florida, Water and Sewer Utility,
Revenue Refunding Bonds, Series B, 5%
due 10/01/2008 (b)	1,475	1,486,122

Capital Trust Agency, Florida, Air Cargo Revenue Bonds
(Aero Miami FX LLC Project), VRDN, AMT, 2.30%
due 8/01/2034 (a)	3,430	3,430,000

Collier County, Florida, IDA, IDR, Refunding (Allete Inc.,
Project), VRDN, AMT, 2.34% due 10/01/2025 (a)	2,000	2,000,000

Collier County, Florida, School Board, COP,
PUTTERS, VRDN, Series 1406, 2.29%
due 2/15/2014 (a)(c)(h)	3,655	3,655,000

Deutsche Bank SPEARS/LIFERS Trust, Greater Orlando
Aviation Authority, Florida, Airport Facilities Revenue
Bonds, SPEARs, VRDN, AMT, Series DB-563, 2.30%
due 10/01/2022 (a)(c)(h)	1,910	1,910,000

Deutsche Bank SPEARS/LIFERS Trust, Miami,
Florida, International Airport Revenue Bonds,
SPEARs, VRDN, AMT, Series DB-451, 2.30%
due 10/01/2017 (a)(d)(h)	2,130	2,130,000

Deutsche Bank SPEARS/LIFERS Trust, Miami-Dade
County, Florida, Revenue Bonds, SPEARs, VRDN,
Series DB-538, 2.27% due 4/01/2027 (a)(b)(h)	2,275	2,275,000

Eclipse Funding Trust, Solar Eclipse Certificates,
Florida, VRDN, Series 2006-0035, 2.27%
due 6/01/2034 (a)(d)(h)	2,325	2,325,000

Flagler County, Florida, School Board, COP, MERLOTS,
VRDN, Series D-01, 2.30% due 8/01/2023 (a)(c)(h)	5,435	5,435,000

Florida Development Finance Corporation, IDR
(Enterprise Bond Program), VRDN, AMT, Series E,
2.25% due 9/01/2026 (a)	2,800	2,800,000

Florida Gas Utility Revenue Bonds (Gas Supply
Project Number 2), VRDN, Series A-1, 1.95%
due 11/01/2026 (a)	10,100	10,100,000

Florida Higher Educational Facilities Financing
Authority, Revenue Refunding Bonds
(Jacksonville University Project), VRDN, 2.10%
due 7/01/2036 (a)(i)	7,000	7,000,000

Florida Housing Finance Corporation, M/F Housing
Revenue Bonds, VRDN, AMT (a):
(Savannah Springs Apartments Limited), Series N,
2.35% due 12/15/2044	7,000	7,000,000
(Stuart Pointe Apartments), Series B-3, 2.15%
due 4/01/2034	1,670	1,670,000
(Wexford Apartments), Series P, 2.15%
due 8/01/2035	6,045	6,045,000

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Florida Housing Finance Corporation, M/F Housing
Revenue Refunding Bonds (Tuscany Lakes
Apartments), VRDN, AMT, Series 1, 2.29%
due 11/15/2035 (a)(e)	$ 6,500	$ 6,500,000

Florida Housing Finance Corporation, M/F Mortgage
Revenue Bonds, FLOATS, VRDN, AMT, Series 49G,
2.31% due 6/01/2046 (a)(h)	5,000	5,000,000

Florida Housing Finance Corporation Revenue Bonds,
ROCS, VRDN, AMT (a)(h):
Series II-R-11209, 2.32% due 1/01/2017 (f)(g)	4,300	4,300,000
Series II-R-11239, 2.32% due 1/01/2016	3,365	3,365,000

Florida Hurricane Catastrophe Fund Financing
Corporation Revenue Bonds, Series A, 5%
due 7/01/2008	10,500	10,539,751

Florida State Board of Education, Public Education
Capital Outlay, GO, PUTTERS, VRDN, Series 2387,
2.29% due 6/01/2015 (a)(h)	4,395	4,395,000

Florida State Board of Education, Public Education
Capital Outlay, GO, Refunding, Series B, 5%
due 6/01/2008	2,300	2,310,611

Florida State Turnpike Authority, Turnpike
Revenue Bonds, Series B, 5.50%
due 7/01/2008 (d)	2,000	2,010,163

Florida State Turnpike Authority, Turnpike Revenue
Refunding Bonds, PUTTERS, VRDN (a)(h):
Series 1772, 2.71% due 7/01/2013 (b)	3,985	3,985,000
Series 2655, 2.29% due 7/01/2015	2,545	2,545,000

Gainesville, Florida, Utilities System, Revenue
Refunding Bonds, VRDN, Series A, 1.25%
due 10/01/2026 (a)	3,300	3,300,000

Greater Orlando Aviation Authority, Florida,
Airport Facilities Revenue Bonds, VRDN, AMT,
Series II-R-7544, 2.35% due 10/01/2015 (a)(c)	570	570,000

Gulfstream Park Community Development
District, Florida, Special Assessment Revenue
Bonds, FLOATS, VRDN, Series 2G, 2.27%
due 5/01/2039 (a)(h)	7,000	7,000,000

Highlands County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health System),
VRDN (a):
Series A, 2.05% due 11/15/2026	2,130	2,130,000
Series A-2, 2.15% due 11/15/2037	3,000	3,000,000

Highlands County, Florida, Health Facilities Authority,
Hospital Revenue Refunding Bonds (Adventist
Health System), VRDN, Series C, 2.15%
due 11/15/2021 (a)	3,500	3,500,000

Hillsborough County, Florida, HFA, M/F Housing
Revenue Bonds, VRDN, AMT (a):
(Claymore Crossings Apartments), 2.35%
due 12/15/2038	4,000	4,000,000
(Lake Kathy Apartments) 2.38%
due 12/15/2039	4,000	4,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

17

Schedule of Investments (continued)

CMA Florida Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Jacksonville Electric Authority, Florida, Electric
System Revenue Bonds, VRDN, Series 3-A, 1.50%
due 10/01/2036 (a)	$ 11,100	$ 11,100,000

Jacksonville Electric Authority, Florida, Electric System
Revenue Refunding Bonds, VRDN (a):
Series 3-B-1, 2.07% due 10/01/2040	2,000	2,000,000
Series 3-C-4, 1.99% due 10/01/2038	8,350	8,350,000

Jacksonville Electric Authority, Florida, Water and
Sewer System Revenue Bonds, VRDN, Series A-2,
1.80% due 10/01/2042 (a)	3,900	3,900,000

Jacksonville Electric Authority, Florida, Water and
Sewer System, Revenue Refunding Bonds, VRDN,
Sub-Series A-2, 1.70% due 10/01/2038 (a)	3,000	3,000,000

Jacksonville, Florida, Economic Development
Commission, Health Care Facilities Revenue
Refunding Bonds (Methodist Medical Center),
VRDN, 1.25% due 10/01/2015 (a)	3,100	3,100,000

Jacksonville, Florida, HFA, M/F Housing Revenue
Bonds, VRDN, AMT, (a):
(Christine Cove Apartments), 2.35%
due 9/15/2038	3,000	3,000,000
(Hartwood Apartments), 2.35% due 6/01/2036 (g)	5,840	5,840,000

Jacksonville, Florida, Health Facilities Authority,
Hospital Revenue Bonds VRDN (a):
(Baptist Medical Center Project), 1.20%
due 8/15/2021	3,250	3,250,000
Series C, 1.20% due 8/15/2033	2,200	2,200,000

Jacksonville, Florida, Port Authority Revenue Bonds
(Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT, 2%
due 11/01/2032 (a)	7,000	7,000,000

Lee County, Florida, Hospital Board of Directors,
Hospital Revenue Bonds (Memorial Health System),
VRDN, Series B, 1.38% due 4/01/2027 (a)	1,400	1,400,000

Lee County, Florida, IDA, Health Care Facilities
Revenue Bonds (Shell Point Village Project), VRDN,
Series A, 2.10% due 11/01/2032 (a)	19,700	19,700,000

Lehman Municipal Trust Receipts, Florida State, Board
of Education, GO, FLOATS, VRDN, Series K18W,
2.28% due 6/01/2021 (a)(h)	2,155	2,155,000

Manatee County, Florida, HFA, M/F Housing Revenue
Bonds (Village at Cortez Apartments), VRDN, AMT,
Series A, 2.35% due 1/15/2037 (a)(e)	11,900	11,900,000

Martin County, Florida, Health Facilities Authority,
Hospital Revenue Refunding Bonds (Martin
Memorial Medical Center), VRDN, Series B, 2.05%
due 11/15/2024 (a)	2,410	2,410,000

Martin County, Florida, PCR, Refunding (Florida
Power & Light Company Project), VRDN, 1.38%
due 7/15/2022 (a)	12,300	12,300,000

Miami, Florida, Health Facilities Authority, Revenue
Refunding Bonds (Jewish Home and Hospital
Project), VRDN, 2.09% due 8/01/2026 (a)	3,105	3,105,000

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Miami-Dade County, Florida, Education Facilities
Authority, Revenue Refunding Bonds (Florida
Memorial College Project), VRDN, 2.10%
due 10/01/2027 (a)	$ 3,165	$ 3,165,000

Miami-Dade County, Florida, IDA, Solid Waste
Disposal Revenue Refunding Bonds (Florida Power
and Light Company Project), VRDN, AMT, 1.30%
due 2/01/2023 (a)	2,300	2,300,000

Miami-Dade County, Florida, School District, GO,
Refunding, PUTTERS, VRDN, Series 1783, 3.50%
due 2/15/2011 (a)(d)(h)	4,220	4,220,000

Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Orlando Regional
Healthcare), VRDN, Series A-10, 1.35%
due 10/01/2041 (a)(c)	5,300	5,300,000

Orange County, Florida, IDA, IDR, VRDN (a):
(Catholic Charities of Central Florida Project),
1.25% due 7/01/2038	1,100	1,100,000
(Central Florida YMCA Project), 2.10%
due 12/01/2032	1,200	1,200,000

Orange County, Florida, School District, TAN, 4%
due 9/30/2008	6,000	6,018,767

Orlando and Orange County, Florida, Expressway
Authority, Expressway Revenue Bonds,
PUTTERS, VRDN, Series 2448, 2.29%
due 7/01/2015 (a)(c)(h)	2,845	2,845,000

Orlando and Orange County, Florida, Expressway
Authority, Expressway Revenue Refunding Bonds,
VRDN, Series C3, 2.21% due 7/01/2025 (a)(c)	3,600	3,600,000

Palm Beach County, Florida, Educational Facilities
Authority Revenue Bonds (Lynn University Project),
VRDN, 2.10% due 11/01/2021 (a)	5,870	5,870,000

Palm Beach County, Florida, Educational
Facilities Authority, Revenue Refunding Bonds
(Atlantic College Project), VRDN, 2.12%
due 12/01/2031 (a)	7,200	7,200,000

Palm Beach County, Florida, Revenue Bonds
(Joseph L. Morse Geriatric Obligor Group), VRDN,
2.13% due 5/01/2033 (a)	11,155	11,155,000

Palm Beach County, Florida, Special Purpose
Facilities Revenue Bonds (Flight Safety Project),
VRDN, AMT, 2.18% due 6/01/2020 (a)	17,895	17,895,000

Peace River/Manasota Regional Water
Supply Authority, Florida Revenue Bonds,
ROCS, VRDN, Series II-R-607PB, 2.29%
due 10/01/2030 (a)(c)(h)	3,925	3,925,000

Pinellas County, Florida, Sewer Revenue Bonds, 5%
due 10/01/2008 (c)	1,000	1,014,943

Saint Lucie County, Florida, Solid Waste Disposal,
Revenue Refunding Bonds (Florida Power and
Light Company Project), VRDN, AMT, 1.30%
due 5/01/2024 (a)	6,285	6,285,000

See Notes to Financial Statements.

18 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (concluded)

CMA Florida Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)

Seminole County, Florida, School District,
COP, Refunding, Series A, 4.50%
due 7/01/2008 (d)(f)	$ 1,250	$ 1,253,214

Sunshine State Governmental Finance Commission, CP:
2.67% due 4/09/2008	19,980	19,980,000
2.67% due 5/08/2008	3,500	3,500,000
2.70% due 4/09/2008	2,100	2,100,000

		360,916,336

	Par
Municipal Bonds	(000)	Value

Puerto Rico — 1.9%

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	$ 7,000	$ 7,019,275

Total Investments (Cost — $367,935,611*) — 98.7%		367,935,611
Other Assets Less Liabilities — 1.3%		4,908,251

Net Assets — 100.0%		$372,843,862

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) AMBAC Insured.
(c) FSA Insured.
(d) MBIA Insured.
(e) FNMA Collateralized.

(f) FNMA/GNMA Collateralized.
(g) FHLMC Collateralized.
(h) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(i) Radian insured.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2008 19

Schedule of Investments March 31, 2008

CMA Massachusetts Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts — 98.0%

Bank of America Macon Trust, Massachusetts
State Health and Educational Facilities Authority
Revenue Bonds, VRDN, Series 2007-310, 2.25%
due 6/15/2012 (a)(b)	$ 5,190	$ 5,190,000

Boston, Massachusetts, Water and Sewer Commission
Revenue Bonds, FLOATS, VRDN, Series SG-75,
2.21% due 11/01/2019 (a)(b)(c)	5,000	5,000,000

Canton, Massachusetts, GO, BAN, Series B, 4%
due 5/30/2008	2,346	2,346,999

Clipper Tax-Exempt Certificates Trust, Massachusetts
Bay Transportation Authority Revenue Bonds, VRDN,
Series 2007-18, 2.31% due 5/01/2020 (a)(b)(c)	5,000	5,000,000

Clipper Tax-Exempt Trust, Massachusetts, COP, VRDN,
AMT, Series 1998-8, 2.31% due 6/01/2010 (a)(b)	5,320	5,320,000

Cohasset, Massachusetts, GO, BAN, 4%
due 8/08/2008	5,016	5,022,150

Eagle Tax-Exempt Trust, Massachusetts Bay
Transportation Authority, Sales Tax Revenue Refunding
Bonds, VRDN, Series 2005-0087, Class A, 2.26%
due 7/01/2029 (a)(b)(d)(e)	6,200	6,200,000

Hanover, Massachusetts, GO, BAN, 4% due 6/26/2008	4,210	4,212,408

Hull, Massachusetts, GO, BAN, 4.25% due 7/11/2008	3,500	3,504,227

Lehman Municipal Trust Receipts, Massachusetts
State, GO, Refunding, FLOATS, VRDN, Series P62W,
2.28% due 11/01/2025 (a)(b)	3,000	3,000,000

Lehman Municipal Trust Receipts, Massachusetts
State Water Resources Authority, Revenue Refunding
Bonds, FLOATS, VRDN, Series 2007-KL3, 2.20%
due 8/01/2029 (a)(b)(e)	19,930	19,930,000

Marblehead, Massachusetts, GO, Refunding, BAN,
4% due 8/14/2008	2,576	2,579,637

Massachusetts State Development Finance
Agency, Assisted Living Facility Revenue Bonds
(Whalers Cove Project), VRDN, Series A, 2.16%
due 9/01/2034 (a)	4,100	4,100,000

Massachusetts State Development Finance
Agency, CP:
0.70% due 4/03/2008	8,300	8,300,000
(Nantucket Electric Co.), 2.83% due 4/02/2008	4,100	4,100,000

Massachusetts Development, CP, Progressive
1.35% due 4/09/2008	27,000	27,000,000

Massachusetts State Development Finance Agency,
IDR, VRDN, AMT (a):
(Cell Signaling Technology), 2.15%
due 12/01/2010	1,200	1,200,000
(Cleveland Motion Controls), 2.36%
due 6/01/2021	2,445	2,445,000
(Concord Foods Issue), 2.15% due 4/01/2021	2,650	2,650,000
(V&S Taunton Galvanizing), 2.36%
due 12/01/2023	3,055	3,055,000
(Ward Hill Central Products Inc.), 2.36%
due 8/01/2016	1,075	1,075,000

	Par
Municipal Bonds	(000)	Value

Massachusetts (continued)

Massachusetts State Development Finance Agency,
M/F Housing Revenue Bonds, VRDN, AMT (a):
(Avalon Acton Apartments), 2.26%
due 7/15/2040 (f)	$ 7,000	$ 7,000,000
(Midway Studios Project), Series A, 2.31%
due 3/01/2034	5,155	5,155,000

Massachusetts State Development Finance Agency
Revenue Bonds, VRDN (a):
(Berkshire School Project), 2.29% due 9/01/2031	6,000	6,000,000
(Boston College HS Issue), 2.30% due 8/01/2033	4,875	4,875,000
(Fiba Technologies), AMT, 2.33% due 5/01/2023	1,510	1,510,000
(Lesley University), 2.32% due 7/01/2033	4,635	4,635,000
(Melmark New England, Inc. Project), 2.21%
due 7/01/2026	1,500	1,500,000
(New Bedford Waste Services), AMT, 2.37%
due 6/01/2021	3,980	3,980,000
(New Jewish High School Project), 2.22%
due 6/01/2032	1,685	1,685,000
(Walnut Hill School District), 2.30%
due 7/01/2032	1,610	1,610,000

Massachusetts State Development Finance Agency,
Revenue Refunding Bonds, VRDN (a):
(Assumption College Project), Series A, 2.30%
due 3/01/2032	6,125	6,125,000
(Fessenden School), AMT, 2.32% due 8/01/2031	9,740	9,740,000
(Lasell College), 2.23% due 7/01/2036	1,570	1,570,000

Massachusetts State, FLOATS, VRDN, Series SG-126,
2.21% due 8/01/2018 (a)(b)	3,255	3,255,000

Massachusetts State, GO, Refunding, VRDN (a):
FLOATS, Series 716D, 2.20%
due 8/01/2018 (b)(d)	1,436	1,436,000
FLOATS, Series DC-8022, 2.20%
due 9/01/2022 (b)(e)	6,670	6,670,000
MERLOTS, Series C27, 2.30%
due 11/01/2025 (b)	8,000	8,000,000
PUTTERS, Series 340, 2.21%
due 1/01/2017 (b)(d)	6,305	6,305,000
Series A, 2.05% due 9/01/2016	17,500	17,500,000
Series B, 1.95% due 8/01/2015	11,020	11,020,000

Massachusetts State, GO, VRDN (a):
(Central Artery), Series A, 1.47% due 12/01/2030	6,000	6,000,000
(Consolidated Loan of 2006), Series B, 1.37%
due 3/01/2026	10,000	10,000,000

Massachusetts State, GO, VRDN, Series O, 2.22%
due 11/01/2014 (a)	2,790	2,790,000

Massachusetts State, HFA, Housing Revenue Bonds,
ROCS, VRDN, AMT, Series II-R-10207, 2.31%
due 6/01/2017 (a)(b)	4,495	4,495,000

Massachusetts State Health and Educational
Facilities Authority, (Harvard University), CP:
0.70% due 4/07/2008	7,243	7,243,000
1.85% due 6/05/2008	5,000	5,000,000

See Notes to Financial Statements.

20 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (concluded)

CMA Massachusetts Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts (continued)

Massachusetts State Health and Educational Facilities
Authority Revenue Bonds, VRDN (a):
(Alliance Health of South Eastern Massachusetts),
Series A, 2.36% due 7/01/2037	$ 6,210	$ 6,210,000
(Bentley College Project), Series K, 2.18%
due 7/01/2030	2,000	2,000,000
(Harvard Vanguard Medical Associates Project),
2.10% due 7/01/2029	400	400,000
(Massachusetts Institute of Technology),
Series J-2, 1.60% due 7/01/2031	5,400	5,400,000
(Partners Healthcare System), Series D-2, 1.90%
due 7/01/2035	9,000	9,000,000
(Partners Healthcare System), Series D-3, 2.10%
due 7/01/2038	10,900	10,900,000
(Partners Healthcare System), Series D-4, 1.90%
due 7/01/2038	16,715	16,715,000
(Pooled Loan Program), Series N, 1.30%
due 2/01/2038	4,400	4,400,000
(Sherrill House Inc.), Series A-1, 1.97%
due 1/01/2032	7,100	7,100,000

Massachusetts State Health and Educational Facilities
Authority, Revenue Refunding Bonds, VRDN (a):
(Harvard University), Series R, 0.80%
due 11/01/2049	16,685	16,685,000
(Partners Healthcare System), Series D-1, 1.15%
due 7/01/2035	6,500	6,500,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds, VRDN, AMT (a):
(AFC Cable Systems Inc. Issue), 2.15%
due 7/01/2016	1,590	1,590,000
(BBB Esquire LLC), 2.12% due 12/01/2016	1,300	1,300,000
(Bodwell Project), 2.20% due 7/01/2017	4,000	4,000,000
(Constitution Project), 2.12% due 6/01/2018	2,800	2,800,000
(Garlock Printing Corp.), 2.15% due 12/01/2017	665	665,000
(Gem Group Inc. Issue), 2.15% due 7/01/2016	1,890	1,890,000
(Insco Corporation Issue), 2.15% due 9/01/2008	365	365,000
(OCT Co. Inc. Project), 2.12% due 12/01/2017	2,800	2,800,000
(Tamasi Family Issue), 2.37% due 5/01/2013	1,300	1,300,000

Massachusetts State Industrial Finance Agency
Revenue Bonds, VRDN (a):
(JHC Assisted Living Corporation), Series A, 2.21%
due 12/01/2029	5,085	5,085,000
(Lower Mills Association II L ), 2.12%
due 12/01/2020	1,043	1,043,000

Massachusetts State Industrial Finance Agency,
Revenue Refunding Bonds (Lightolier Inc. Project),
VRDN, 2.15% due 7/29/2010 (a)	5,000	5,000,000

	Par
Municipal Bonds	(000)	Value

Massachusetts (concluded)

Massachusetts State Industrial Finance Agency, Solid
Waste Disposal Revenue Bonds (E.L. Harvey & Sons
Inc.), VRDN, AMT (a):
2.15% due 1/01/2011	$ 630	$ 630,000
2.15% due 6/01/2013	1,215	1,215,000

Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bonds, VRDN (a)(b):
PUTTERS, Series 1197, 2.41%
due 8/15/2013 (d)	7,675	7,675,000
ROCS, Series II-R-12179, 2.27%
due 8/15/2015 (e)	3,000	3,000,000
ROCS, Series II-R-12187, 2.27%
due 8/15/2015 (e)	6,000	6,000,000

Massachusetts State Water Resource Authority,
Revenue Refunding Bonds, FLOATS, VRDN (a)(b):
Series 742D, 2.20% due 8/01/2019 (e)	4,386	4,385,500
Series DCL-003, 2.20% due 8/01/2037	5,430	5,430,000

Municipal Securities Trust Certificates, Massachusetts
State Water Pollution Abatement Trust, Revenue
Refunding Bonds, VRDN, Series SGA 87, 1.30%
due 8/01/2023 (a)(b)	14,075	14,075,000

Northborough, Massachusetts, GO, BAN, 4%
due 5/02/2008	3,249	3,250,136

Plymouth, Massachusetts, GO, BAN, 3.75%
due 5/15/2008	16,351	16,360,013

Revere, Massachusetts, GO, BAN, 3.75%
due 10/30/2008	7,600	7,614,950

UBS Municipal CRVS Trust, Massachusetts State HFA,
Revenue Bonds, VRDN, AMT, Series 06-10, 2.29%
due 6/01/2031 (a)(b)	3,295	3,295,000

Walpole, Massachusetts, GO, BAN, 3.50%
due 10/16/2008	1,095	1,100,465

Westwood, Massachusetts, GO, Refunding, BAN,
2.50% due 8/14/2008	3,865	3,875,282

		457,383,767

Puerto Rico — 1.5%

Municipal Securities Trust Certificates, Puerto Rico
Public Power Authority, Power Revenue Bonds, VRDN,
Series 19, Class A, 2.24% due 7/01/2017 (a)(b)(e)	2,000	2,000,000

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	5,000	5,013,768

		7,013,768

Total Investments (Cost — $464,397,535*) — 99.5%		464,397,535
Other Assets Less Liabilities — 0.5%		2,412,752

Net Assets — 100.0%		$466,810,287

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) MBIA Insured.
(e) FSA Insured.
(f) FNMA Collateralized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

21

Schedule of Investments March 31, 2008

CMA Michigan Municipal Money Fund

 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan — 89.4%

ABN AMRO MuniTops Certificates Trust, Michigan
Municipal Bond Authority, Revenue Refunding
Bonds, VRDN, Series 2005-33, 3.01%
due 10/15/2013 (a)(b)(c)	$ 7,000	$ 7,000,000

Battle Creek, Michigan, Housing Corporation, Housing
Revenue Bonds, VRDN, Series 1997-A, 2.36%
due 2/01/2027 (b)	770	770,000

Berrien County, Michigan, Economic Development
Corporation Revenue Bonds (Arlington Corp. Project),
VRDN, AMT, 3.60% due 9/01/2016 (b)	2,020	2,020,000

Detroit, Michigan, Sewer Disposal Revenue
Bonds, Senior Lien, VRDN, Series B, 1.35%
due 7/01/2033 (b)(d)	8,880	8,880,000

Detroit, Michigan, Sewer Disposal, Senior Lien
Revenue Refunding Bonds, VRDN, Series C-1, 2.25%
due 7/01/2027 (b)(d)	1,100	1,100,000

Deutsche Bank SPEARS/LIFERS Trust, Kent County,
Michigan, GO, SPEARs, VRDN, Series DB-516,
2.27% due 1/01/2032 (b)(c)	4,375	4,375,000

East Jordan, Michigan, Public Schools, GO, SAN,
4.25% due 6/25/2008	1,800	1,802,087

Essexville-Hampton, Michigan, Public Schools, SAN,
4.50% due 5/30/2008	2,000	2,002,278

Farwell, Michigan, Area Schools, SAN, 4.25%
due 8/28/2008	2,000	2,004,437

Genesee County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds
(Riegle Press Inc. Project), VRDN, AMT, 2.51%
due 8/01/2015 (b)	950	950,000

Grand Valley State University, Michigan, Revenue
Refunding Bonds, VRDN, Series B, 1.95%
due 12/01/2031 (b)	5,600	5,600,000

Hartland, Michigan, Consolidated School District,
SAN, 4.25% due 8/22/2008	3,965	3,972,968

Holland Charter Township, Michigan, Economic
Development Corporation, Limited Obligation
Revenue Bonds (Chicago Mission 3A Hockey),
VRDN, 2.25% due 10/01/2028 (b)	2,135	2,135,000

Jackson County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds
(American Tooling Center Project), VRDN, AMT, 3.60%
due 6/01/2011 (b)	1,600	1,600,000

Jefferson, Michigan, Schools, GO, SAN, 4%
due 4/01/2008	4,200	4,200,072

Lakeview, Michigan, School District (Calhoun District),
GO, VRDN, Series B, 2.15% due 5/01/2032 (b)	1,900	1,900,000

Macomb County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds
(Aim Plastics, Inc. Project), VRDN, AMT, 2.40%
due 6/01/2037 (b)	3,485	3,485,000

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Marquette County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds
(Pioneer Labs Inc. Project), VRDN, AMT, Series A,
2.58% due 6/01/2012 (b)	$ 500	$ 500,000

Michigan Municipal Bond Authority Revenue Bonds
(City of Detroit School District), VRDN, 5%
due 6/01/2008 (b)(d)	2,480	2,491,817

Michigan Municipal Bond Authority Revenue Notes,
Series B-2, 4.50% due 8/20/2008	7,700	7,723,601

Michigan State, GO, Series A, 4% due 9/30/2008	5,000	5,026,102

Michigan State, HDA, CP, 2.30% due 5/19/2008	7,100	7,100,000

Michigan State, HDA, Limited Obligation Revenue
Bonds (Woodland Meadows Project), VRDN, AMT,
1.10% due 3/01/2013 (b)	2,000	2,000,000

Michigan State, HDA, M/F Housing Revenue Bonds
(Berrien Woods III), VRDN, AMT, Series A, 2.25%
due 7/01/2032 (b)	5,650	5,650,000

Michigan State, HDA, M/F Limited Obligation Revenue
Bonds (Arbors), VRDN, AMT, Series A, 2.40%
due 9/01/2035 (b)	2,270	2,270,000

Michigan State, HDA, Revenue Refunding Bonds,
VRDN, AMT (b):
FLOATS, Series 2051, 2.33% due 6/01/2017 (c)	5,625	5,625,000
Series B, 2.28% due 6/01/2030	4,500	4,500,000
Series B, 2.28% due 6/01/2038	2,700	2,700,000

Michigan State, HDA, Revenue Refunding Bonds,
VRDN, AMT, Series D, CP, 3.05% due 9/03/2008	6,800	6,800,000

Michigan State Hospital Finance Authority Revenue
Bonds (Trinity Health Credit Group), VRDN, Series F,
1.25% due 11/01/2018 (b)	5,690	5,690,000

Michigan State Hospital Finance Authority, Revenue
Refunding Bonds, VRDN (b):
(Ascension Health), Series B, 1.95%
due 11/15/2033	500	500,000
(Henry Ford Health System Project), Series B,
2.07% due 11/15/2040	1,600	1,600,000

Michigan State Strategic Fund, Limited Obligation,
IDR, VRDN, AMT (b):
(GNP Real Estate Project), 2.20% due 7/01/2034	2,080	2,080,000
(Lapeer Industries Project), 2.20%
due 11/01/2027	4,500	4,500,000

Michigan State Strategic Fund, Limited Obligation
Revenue Bonds, VRDN (b):
(Alphi Manufacturing Inc. Project), AMT, 2.25%
due 5/01/2019	1,200	1,200,000
(Apollo Plating Inc. Project), AMT, 2.34%
due 3/01/2022	2,100	2,100,000
(Automatic Handling Inc. Project), AMT, 2.57%
due 7/01/2009	585	585,000
(BBPV Project), AMT, Series A-2, 2.78%
due 1/01/2014	175	175,000
(Biewer of Lansing LLC Project), AMT, 2.36%
due 5/01/2019	315	315,000
(C&M Manufacturing Corporation Inc. Project),
AMT, 3.60% due 7/01/2014	2,335	2,335,000

See Notes to Financial Statements.

22 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

CMA Michigan Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Michigan State Strategic Fund, Limited Obligation
Revenue Bonds, VRDN (b) (continued):
(Chambers Enterprises II Project), AMT, 2.40%
due 11/01/2018	$ 725	$ 725,000
(Cherry Central Co-operative Inc. Project), 2.55%
due 11/01/2013	375	375,000
(Continental Carbonic Products), AMT, 2.20%
due 3/01/2032	2,940	2,940,000
(Dowding Machining LLC Project), AMT, 2.20%
due 11/01/2029	9,000	9,000,000
(Drake Enterprises Inc. Project), AMT, 3.55%
due 6/01/2015	2,000	2,000,000
(Environmental Quality Company Project), AMT,
2.40% due 5/01/2026	3,220	3,220,000
(FMS Walker LLC Project), AMT, 2.34%
due 7/01/2029	2,745	2,745,000
(Gentz Aerospace Production LLC Project), AMT,
2.40% due 5/01/2021	3,500	3,500,000
(Glastender Inc. Project), AMT, 3.55%
due 12/01/2010	1,400	1,400,000
(Golden Keys Development LLC Project), AMT,
3.60% due 3/01/2018	2,250	2,250,000
(Goodwill Industries of Northern Michigan),
2.60% due 10/01/2027	2,650	2,650,000
(Haviland Products Company Project), AMT,
2.40% due 9/01/2032	2,100	2,100,000
(Henry Ford Museum Village Project), 1.25%
due 12/01/2033	3,500	3,500,000
(Imperial Metal Products Company Project), AMT,
2.34% due 7/01/2020	675	675,000
(Inalfa-Hollandia Inc. Project), AMT, 2.40%
due 5/01/2016	385	385,000
(Innotec Corporation Project), AMT, 2.34%
due 9/01/2034	1,170	1,170,000
(Jo-Mar Family LLC/Troy Tube and Manufacturing
Company Project), AMT, 2.34% due 12/01/2026	1,000	1,000,000
(Kerkstra Precast Inc. Project), AMT, 2.51%
due 5/01/2025	1,420	1,420,000
(Krehier Wire Processing Project), AMT, 2.40%
due 10/01/2036	1,400	1,400,000
(M&P Capital LLC Project), AMT, Series A, 2.34%
due 6/01/2034	735	735,000
(MANS Project), AMT, Series C, 2.40%
due 11/01/2020	1,600	1,600,000
(Merrill Tool Holdings Co. Project), AMT, Series A,
2.57% due 6/01/2025	975	975,000
(Merrill Tool Holdings Co. Project), AMT, Series B,
2.57% due 6/01/2025	1,550	1,550,000
(Morrell Inc. Project), AMT, 2.40% due 5/01/2022	1,600	1,600,000
(PS Business Acquisition), AMT, 2.34%
due 12/01/2031	2,000	2,000,000
(Park Realty LLC), AMT, Series A, 2.51%
due 9/01/2026	2,300	2,300,000
(Partalis Properties Project), AMT, 2.46%
due 10/01/2028	2,050	2,050,000
(Pioneer Labs Inc. Project), AMT, 2.85%
due 9/01/2012	700	700,000

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Michigan State Strategic Fund, Limited Obligation
Revenue Bonds, VRDN (b) (concluded):
(Plascore Inc. Project), AMT, 2.70%
due 3/01/2032	$ 4,680	$ 4,680,000
(RS Development LLC Project), AMT, 2.34%
due 8/01/2023	1,270	1,270,000
(Richwood Industries Inc. Project), AMT, 3.55%
due 9/01/2030	2,400	2,400,000
(Riverwalk Properties LLC Project), AMT, 2.40%
due 8/01/2021	3,440	3,440,000
(Skyway Precision, Inc. Project), AMT, 2.34%
due 3/01/2023	4,100	4,100,000
(SureFil Properties LLC Project), AMT, 2.70%
due 4/01/2032	5,400	5,400,000
(TEI Investments LLC), AMT, 2.40%
due 2/01/2022	535	535,000
(Thermo-Forms, Inc. Project), AMT, 2.32%
due 11/01/2023	200	200,000
(Ultra Aluminum Manufacturing, Inc. Project),
AMT, 2.34% due 7/01/2028	1,530	1,530,000
(Ultraform Industries, Inc. Project), AMT, 2.55%
due 12/01/2027	50	50,000
(Universal Forest Products Project), AMT, 2.25%
due 12/01/2022	3,700	3,700,000
(Vector Investments LLC Project), AMT, 2.58%
due 2/01/2020	1,200	1,200,000
(WDKK Development LLC Project), AMT, 2.40%
due 1/01/2024	2,000	2,000,000
(Whitehall Industries), AMT, Series A-6, 2.78%
due 1/01/2014	175	175,000

Michigan State Strategic Fund, Limited Obligation
Revenue Refunding Bonds, VRDN (b):
(Consumers Energy Company Project), 2.20%
due 4/15/2018	5,700	5,700,000
(G. A. Richards Company Project), AMT, 2.70%
due 8/01/2031	3,500	3,500,000
(Hannah Technology and Resource Center Project),
AMT, 2.40% due 11/01/2014	300	300,000
(Jedco Inc. Project), AMT, 2.70% due 11/01/2015	3,115	3,115,000
(Sintel, Inc. Project), AMT, 2.34% due 10/01/2030	1,315	1,315,000

Michigan State Strategic Fund Revenue Bonds
(Russell Investment Company Project), VRDN, AMT,
2.34% due 5/01/2027 (b)	2,295	2,295,000

Michigan State University, General Revenue
Bonds, FLOATS, VRDN, Series A2, 1.95%
due 8/15/2022 (b)(c)	3,500	3,500,000

Oakland County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds,
VRDN (b):
(Easom Automation System Project), AMT, 2.34%
due 11/01/2029	500	500,000
(Marian High School Inc. Project), 2.28%
due 5/01/2037	3,055	3,055,000
(Schain Mold & Engineering), AMT, 3.60%
due 4/01/2021	2,000	2,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

23

Schedule of Investments (concluded)

CMA Michigan Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Oakland County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Refunding
Bonds (Pratt & Miller Engineering), VRDN, AMT,
2.20% due 10/01/2029 (b)	$ 2,700	$ 2,700,000

Rockford, Michigan, IDR, Limited Obligation
(Alloy Exchange Project), VRDN, AMT, 3.55%
due 9/01/2019 (b)	1,500	1,500,000

Saline, Michigan, Area Schools, GO, Refunding, VRDN,
2.15% due 5/01/2030 (b)	4,830	4,830,000

Sanilac County, Michigan, Economic Development
Revenue Bonds (Llink Technologies LLC Project),
VRDN, AMT, 2.34% due 10/01/2028 (b)	1,365	1,365,000

UBS Municipal CRVS Trust, Parchment, Michigan,
School District, GO, FLOATS, VRDN, Series 07-1017,
2.27% due 5/01/2015 (b)(c)(d)	5,665	5,665,000

University of Michigan, VRDN, 2.20%
due 4/01/2035 (b)	3,150	3,150,000

University of Michigan, University Revenue Bonds,
GO, VRDN, Series B,1.15% due 4/01/2038 (b)	10,400	10,400,000

	Par
Municipal Bonds	(000)	Value

Michigan (concluded)

University of Michigan, University Hospital Revenue
Refunding Bonds, VRDN (b):
Series A, 1.15% due 12/01/2019	$ 4,900	$ 4,900,000
Series A-2, 1.15% due 12/01/2024	6,800	6,800,000

Waterford, Michigan, School District, GO, SAN, 3.60%
due 9/26/2008	6,500	6,507,819

		287,006,181

Puerto Rico — 3.9%

Puerto Rico Commonwealth Highway and Transportation
Authority, Transportation Revenue Bonds, FLOATS,
VRDN, Series 2390, 2.27% due 7/01/2045 (a)(b)(c)	3,665	3,665,000

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	7,000	7,019,275

Puerto Rico Electric Power Authority, Power Revenue
Bonds, PUTTERS, VRDN, Series 164, 2.21%
due 7/01/2010 (b)(c)(d)	1,900	1,900,000

		12,584,275

Total Investments (Cost — $299,590,456*) — 93.3%		299,590,456
Other Assets Less Liabilities — 6.7%		21,621,438

Net Assets — 100.0%		$321,211,894

* Cost for federal income tax purposes.
(a) AMBAC Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) FSA Insured.

See Notes to Financial Statements.

24 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments March 31, 2008

CMA New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey — 90.0%

ABN AMRO MuniTops Certificates Trust, New Jersey, GO,
Refunding, VRDN, Series 2004-17, 3.01% due
7/15/2011 (a)(b)(c)	$ 7,220	$ 7,220,000

Alexandria Township, New Jersey, GO, BAN,
4% due 12/17/2008	1,400	1,408,419

BB&T Municipal Trust, Newark, New Jersey, Housing
Authority, Port Authority — Port Newark Marine
Terminal, Revenue Refunding Bonds, FLOATS, VRDN,
Series 2044, 2.27% due 1/01/2029 (a)(b)(c)	3,520	3,520,000

Camden County, New Jersey, Improvement Authority
Revenue Bonds (Harvest Village Senior
Redevelopment Project), VRDN, Series A, 2.99%
due 7/01/2029 (b)	12,670	12,670,000

Camden County, New Jersey, Improvement Authority,
Special Revenue Bonds, VRDN, 2.26%
due 9/01/2026 (b)	2,090	2,090,000

Carteret, New Jersey, GO, BAN, 2% due 2/13/2009	4,300	4,311,425

Chester, New Jersey, Board of Education, GO, GAN,
4.125% due 8/15/2008	2,985	2,988,821

Clinton, New Jersey, GO, BAN, 3.25% due 1/23/2009	2,288	2,296,331

Cranford Township, New Jersey, BAN, 2.25%
due 2/04/2009	4,247	4,254,531

Demarest, New Jersey, GO, BAN, 2% due 2/18/2009	1,259	1,265,694

Demarest, New Jersey, School District, GO, Temporary
Notes, 4% due 7/11/2008	1,730	1,730,928

Dennis Township, New Jersey, GO, BAN,
2.25% due 3/20/2009	1,000	1,002,463

Deutsche Bank SPEARS/LIFERS Trust, New Jersey
State Transportation Trust Fund Authority Revenue
Bonds, SPEARs, VRDN, Series DB-447, 2.28%
due 12/15/2036 (b)(c)(d)(e)	3,000	3,000,000

Deutsche Bank SPEARS/LIFERS Trust, Newark, New
Jersey, Port Authority Revenue Bonds, SPEARs, VRDN,
Series DBE-511, 2.26% due 1/01/2032 (a)(b)(c)	5,395	5,395,000

East Brunswick Township, New Jersey, GO, BAN,
3.50% due 1/09/2009	13,195	13,245,615

East Windsor Township, New Jersey, GO, BAN,
3.75% due 11/28/2008	9,735	9,759,853

Edgewater, New Jersey, GO, BAN, 4% due 6/13/2008	3,309	3,311,058

Egg Harbor, New Jersey, GO, BAN, 2% due 2/13/2009	2,309	2,316,409

Elmwood Park, New Jersey, Board of Education, GO,
Temporary Notes, 3.75% due 11/14/2008	7,062	7,081,154

Essex County, New Jersey, Utility Authority, Water
System Project Revenue Notes, 3.75%
due 11/14/2008	5,500	5,513,227

Evesham Township, New Jersey, GO, BAN,
4.125% due 8/08/2008	3,934	3,938,758

Garden State Preservation Trust of New Jersey, Open
Space and Farmland Revenue Bonds, FLOATS, VRDN,
Series DCL 006, 2.20% due 11/01/2028 (b)(c)(e)	6,215	6,215,000

Green Brook Township, New Jersey, GO, BAN,
2% due 2/20/2009	1,600	1,608,560

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)

Haddon Heights, New Jersey, GO, BAN, Series A,
2.10% due 8/08/2008	$ 1,216	$1,216,887

Hamilton Township, Atlantic County, New Jersey, GO,
BAN, 2% due 2/06/2009	2,683	2,686,778

Hammonton, New Jersey, GO, BAN, 3.50%
due 1/09/2009	8,827	8,867,534

Highlands, New Jersey, GO, BAN, 3.125%
due 1/29/2009	2,859	2,870,991

Hillsborough Township, New Jersey, GO, BAN,
3.75% due 12/12/2008	1,038	1,042,105

Howell Township, New Jersey, GO, BAN, Series B,
4% due 9/16/2008	4,495	4,500,390

Hudson County, New Jersey, COP, MERLOTS, VRDN,
Series A35, 4% due 12/01/2021 (a)(b)(c)	48,420	48,420,000

Hudson County, New Jersey, Improvement Authority
Revenue Bonds (Essential Purpose Pooled
Government), VRDN, 2.05% due 7/15/2026 (b)	4,980	4,980,000

Keyport, New Jersey, GO, BAN, 4.125%
due 8/08/2008	6,401	6,408,146

Lakewood Township, New Jersey, GO, BAN,
4.25% due 7/11/2008	1,485	1,486,794

Lehman Municipal Trust Receipts, Garden State
Preservation Trust of New Jersey, Open Space
and Farmland Revenue Bonds, FLOATS, VRDN,
Series P9W, 1.88% due 11/01/2028 (b)(c)(e)	20,000	20,000,000

Lehman Municipal Trust Receipts, New Jersey Health
Care Facilities Financing Authority, Revenue
Refunding Bonds, FLOATS, VRDN, Series
2005-L26U, 1.85% due 7/01/2012 (b)(c)(e)	4,000	4,000,000

Leonia, New Jersey, GO, BAN, 2.50% due 2/27/2009	4,388	4,407,026

Long Beach Township, New Jersey, GO, BAN, Series A,
3.50% due 12/18/2008	1,160	1,163,197

Lower Township, New Jersey, GO, BAN:
4% due 5/30/2008	3,670	3,671,623
2% due 4/03/2009	3,631	3,639,896

Lyndhurst Township, New Jersey, GO, BAN,
2% due 5/09/2008	1,700	1,700,288

Manasquan, New Jersey, GO, BAN, 2.50%
due 1/30/2009	1,200	1,203,038

Maple Shade Township, New Jersey, GO, BAN,
4% due 8/01/2008	3,637	3,639,404

Maywood, New Jersey, GO, BAN, 2.50%
due 3/20/2009	2,132	2,142,771

Mercer County, New Jersey, GO, BAN, Series B,
3.50% due 6/13/2008	12,150	12,163,284

Mercer County, New Jersey, Improvement Authority
Revenue Bonds (The Atlantic Foundation), VRDN,
2.43% due 9/01/2028 (a)(b)	600	600,000

Middlesex, New Jersey, GO, BAN, 4% due 5/23/2008	4,025	4,026,683

Montville Township, New Jersey, GO, BAN, 4%
due 5/23/2008	3,100	3,101,710

Mount Holly Township, New Jersey, GO, BAN, Series A,
2% due 11/19/2008	3,232	3,239,935

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

25

Schedule of Investments (continued)

CMA New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)

New Jersey EDA, CP:
1.28% due 4/07/2008	$ 15,000	$15,000,000
1.03% due 5/01/2008	12,500	12,500,000
1.13% due 5/02/2008	12,800	12,800,000

New Jersey EDA, EDR, Refunding, VRDN (b):
(Diocese of Metuchen Project), 2% due 9/01/2030	9,100	9,100,000
(Jewish Community Foundation Metro West),
2.13% due 12/01/2018	5,400	5,400,000
(Lawrenceville School Project), Series B,
0.80% due 7/01/2026	6,100	6,100,000

New Jersey EDA, EDR, VRDN (b):
(The Frisch School Project), 1.95% due 5/01/2036	5,400	5,400,000
(MZR Real Estate LP Project), AMT,
2.18% due 12/01/2026	7,155	7,155,000
(Morris Museum Project), 1.97% due 2/01/2031	5,800	5,800,000
(PB Tower & Metro Project), AMT, Series A,
2.46% due 11/01/2026	3,620	3,620,000
(PB Tower & Metro Project), AMT, Series B,
2.46% due 11/01/2011	1,910	1,910,000
(Wyckoff Family YMCA Inc. Project),
2.15% due 10/01/2023	6,860	6,860,000

New Jersey EDA, Natural Gas Facilities Revenue Bonds
(NUI Corporation Project), VRDN, AMT, Series A,
1.40% due 6/01/2026 (b)(d)	39,000	39,000,000

New Jersey EDA, Revenue Bonds, VRDN (b):
(Applewood Estates Project), Series B,
2.05% due 10/01/2035	23,885	23,885,000
(Applewood Estates Project), Series C,
2.05% due 10/01/2010	5,265	5,265,000
(Esarc, Inc. Project), 2.13% due 4/01/2029	2,550	2,550,000
FLOATS, Series 2420, 2.31% due 9/01/2037 (c)(d)	9,886	9,886,500
FLOATS, Series 2421, 2.31% due 9/01/2037 (c)(d)	1,500	1,500,000
MERLOTS, Series D41, 2.30% due 9/01/2017 (c)(e)	6,480	6,480,000
(Ocean County YMCA Inc. Project), 2.13%
due 9/01/2021	3,375	3,375,000
(Presbyterian Homes), Series A, 2.21%
due 4/01/2031	23,550	23,550,000
(Princeton Montessori Society Project),
2.30% due 6/01/2038	6,000	6,000,000
ROCS, Series II-R-309, 2.27%
due 6/15/2031 (c)(f)	12,100	12,100,000
(Urban League Project), 2.13% due 8/01/2019	2,910	2,910,000

New Jersey EDA, Revenue Refunding Bonds, VRDN (b):
(Cedar Crest Village, Inc.), Series B,
1.97% due 1/01/2036	29,475	29,475,000
(Presbyterian Homes), Series B, 2.21%
due 4/01/2016	10,955	10,955,000

New Jersey EDA, School Facilities Construction
Revenue Bonds, VRDN, (b):
Sub-Series R-1, 1.05% due 9/01/2031	40,050	40,050,000
Sub-Series R-2, 1.05% due 9/01/2031	7,100	7,100,000
Sub-Series R-3, 1.00% due 9/01/2031	2,360	2,360,000

New Jersey EDA, Special Facility Revenue Bonds
(Port Newark Container LLC), VRDN, AMT,
2.12% due 7/01/2030 (b)	19,400	19,400,000

New Jersey EDA, Thermal Energy Facilities Revenue
Bonds (Marina Energy LLC), VRDN, AMT, Series A,
2.20% due 9/01/2031 (b)	9,200	9,200,000

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, VRDN (b):
(Children’s Specialized Hospital Project), Series B,
2.03% due 7/01/2036	$ 11,340	$ 11,340,000
FLOATS, Series 2397, 2.31% due 7/01/2025 (c)(g)	6,000	6,000,000
FLOATS, Series 2398, 2.31% due 7/01/2023 (c)(g)	11,710	11,710,000
FLOATS, Series 2406, 2.31% due 7/01/2020 (c)(d)	8,085	8,085,000
FLOATS, Series 2412, 2.31% due 7/01/2014 (a)(c)	12,725	12,725,000
(Meridian Health System), Series B,
2.15% due 7/01/2033	23,600	23,600,000
(Virtua Health Inc.), 2.03% due 7/01/2033	8,000	8,000,000
(Wiley Mission Project), 2.21% due 7/01/2029	10,900	10,900,000

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (RWJ Health Care
Corporation), VRDN, 2.21% due 7/01/2032 (b)	7,780	7,780,000

New Jersey Sports and Exposition Authority, State
Contract Revenue Bonds, VRDN, Series C, 3.25%
due 9/01/2024 (a)(b)	77,755	77,755,000

New Jersey State Educational Facilities Authority
Revenue Bonds (Princeton University), VRDN,
Series B, 1.10% due 7/01/2021 (b)	2,600	2,600,000

New Jersey State Educational Facilities Authority,
Revenue Refunding Bonds (Centenary College),
VRDN, Series A, 2.21% due 10/01/2033 (b)	7,990	7,990,000

New Jersey State Housing and Mortgage Finance
Agency, M/F Revenue Refunding Bonds, VRDN,
AMT, Series A, 2.15% due 5/01/2028 (b)(e)	7,740	7,740,000

New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Bonds, VRDN, AMT (b):
Series Q, 2.10% due 4/01/2032	24,800	24,800,000
Series R, 2.10% due 4/01/2038	5,000	5,000,000
Series V, 1.90% due 10/01/2037	51,375	51,375,000

New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Refunding Bonds,
VRDN, AMT, Series O, 1.88% due 10/01/2026 (b)	10,925	10,925,000

New Jersey State, TRAN, 4.50% due 6/24/2008	29,000	29,058,382

New Jersey State Transportation Trust Fund Authority
Revenue Bonds, VRDN (b)(c):
FLOATS, Series 963-D, 2.31% due 6/15/2025 (g)	17,790	17,790,000
MERLOTS, Series A13, 3.25% due 6/15/2020 (a)	6,040	6,040,000
PUTTERS, Series 332, 3.99% due 12/15/2015 (d)	16,290	16,290,000
PUTTERS, Series 2199, 4% due 6/15/2015 (d)	26,295	26,295,000

New Jersey State Transportation Trust Fund Authority,
Revenue Refunding Bonds, VRDN (b)(c)(e):
FLOATS, Series 1102, 2.19% due 12/15/2017	3,595	3,595,000
PUTTERS, Series 241, 2.29% due 12/15/2018	19,235	19,235,000

New Jersey State Transportation Trust Fund
Authority, Transportation System Revenue Bonds,
ROCS, VRDN, Series II-R-684Z, 2.79%
due 12/15/2036 (b)(c)(d)	2,000	2,000,000

New Jersey State Turnpike Authority, Turnpike Revenue
Bonds, VRDN (b)(e):
Series C-1, 1.75% due 1/01/2024	19,335	19,335,000
Series C-2, 1.75% due 1/01/2024	60,800	60,800,000
Series C-3, 1.75% due 1/01/2024	2,750	2,750,000

See Notes to Financial Statements.

26 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (concluded)

CMA New Jersey Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)

New Jersey State Turnpike Authority, Turnpike Revenue
Refunding Bonds, FLOATS, VRDN, Series K9, 1.93%
due 1/01/2028 (b)(c)(e)	$ 5,905	$ 5,905,000

New Milford, New Jersey, GO, BAN, 2.25%
due 1/30/2009	4,167	4,173,755

New Providence, New Jersey, GO, BAN,
2.50% due 2/20/2009	1,040	1,046,308

North Wildwood, New Jersey, GO, BAN,
3.75% due 12/12/2008	7,900	7,932,670

Northvale, New Jersey, BAN, 2.50% due 2/20/2009	1,985	1,997,540

Oakland, New Jersey, GO, BAN:
2.25% due 2/11/2009	1,127	1,129,980
2.50% due 2/11/2009	4,545	4,572,334

Park Ridge, New Jersey, GO, BAN, 2% due 2/06/2009	2,100	2,101,566

Pascack Valley, New Jersey, Regional High School
District, GO, Temporary Notes, 2% due 2/06/2009	2,051	2,052,539

Pennsauken Township, New Jersey, GO, BAN, Series A,
4% due 9/10/2008	7,780	7,790,006

Pilesgrove Township, New Jersey, GO, BAN, 4%
due 8/28/2008	6,814	6,818,032

Port Authority of New York and New Jersey, CP:
1.50% due 4/03/2008	7,085	7,085,000
1.60% due 4/03/2008	7,040	7,040,000
1.60% due 5/01/2008	8,600	8,600,000
1.60% due 5/02/2008	19,000	19,000,000
1.65% due 6/05/2008	11,300	11,300,000
1.70% due 6/05/2008	11,400	11,400,000

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, PUTTERS, VRDN, Series 1546,
2.29% due 10/01/2014 (b)(c)	8,100	8,100,000

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds (Versatile
Structure Obligation), VRDN (b):
AMT, Series 1R, 1.25% due 8/01/2028	89,600	89,600,000
AMT, Series 4, 1.09% due 4/01/2024	77,500	77,500,000
AMT, Series 6, 1.09% due 12/01/2017	49,200	49,200,000
Series 2, 0.98% due 5/01/2019	23,900	23,900,000
Series 3, 1.10% due 6/01/2020	19,090	19,090,000
Series 5, 1.10% due 8/01/2024	37,750	37,750,000

Rahway, New Jersey, GO, BAN, 4.25% due 6/24/2008	2,562	2,564,460

Ringwood Boro, New Jersey, GO, BAN,
3.75% due 11/07/2008	4,618	4,628,513

Rutgers State University, New Jersey, Revenue
Refunding Bonds, VRDN, Series A, 0.75% due
5/01/2018 (b)	26,275	26,275,000

Rutherford, New Jersey, GO, BAN:
3.50% due 7/01/2008	2,160	2,162,693
4% due 7/17/2008	4,315	4,317,687

	Par
Municipal Bonds	(000)	Value

New Jersey (concluded)

South Bound Brook, New Jersey, GO, BAN,
4% due 8/22/2008	$ 2,473	$2,475,253

Summit, New Jersey, GO, BAN, 3.75% due 12/12/2008	3,783	3,797,607

Tinton Falls, New Jersey, GO, BAN:
3% due 1/23/2009	1,576	1,586,363
3.125% due 1/23/2009	1,450	1,456,156

Tuckerton, New Jersey, GO, BAN, 4% due 6/20/2008	4,560	4,562,251

Union Township, New Jersey, GO, BAN, 3.50%
due 1/09/2009	5,165	5,188,665

Waldwick, New Jersey, BAN, 4% due 6/20/2008	3,929	3,930,787

Washington Township, Gloucester County, New Jersey,
GO, BAN, 3.25% due 12/26/2008	2,500	2,503,921

Washington Township, Morris County, New Jersey, GO,
BAN, 4% due 10/24/2008	6,300	6,317,543

Westfield, New Jersey, GO, BAN, 4% due 7/18/2008	4,725	4,731,716

Wildwood Crest, New Jersey, BAN, 2.50%
due 1/16/2009	2,405	2,414,577

Woodbury, New Jersey, School District, GO, GAN,
4% due 12/04/2008	4,400	4,417,561

		1,593,937,091

Puerto Rico — 3.5%

Puerto Rico Commonwealth, Aqueduct and
Sewer Authority Revenue Bonds, ROCS, VRDN,
Series II-R-10001CE, 2.27% due 12/27/2008 (b)(c)	4,000	4,000,000

Puerto Rico Commonwealth Highway and
Transportation Authority, Highway Revenue
Bonds, PUTTERS, VRDN, Series 2560, 2.29%
due 7/01/2018 (b)(c)(e)	4,215	4,215,000

Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, VRDN (b)(c):
FLOATS, Series 2391, 2.27% due 7/01/2045 (d)	6,245	6,245,000
ROCS, Series II-R-789CE, 2.24% due 8/30/2009	13,000	13,000,000

Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, VRDN (b)(e):
Series A-3, 1.10% due 7/01/2029	9,800	9,800,000
Series A-4, 1.10% due 7/01/2031	23,300	23,300,000

Puerto Rico Municipal Finance Agency Revenue
Bonds, FLOATS, VRDN, Series 805, 2.17%
due 8/01/2027 (b)(c)(e)	1,525	1,525,000

		62,085,000

Total Investments (Cost — $1,656,022,091*) — 93.5%		1,656,022,091
Other Assets Less Liabilities — 6.5%		115,666,804

Net Assets — 100.0%	$1,771,688,895

* Cost for federal income tax purposes.

(a) MBIA Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) AMBAC Insured.
(e) FSA Insured.
(f) Assured Guaranty Insured.
(g) FGIC Insured.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

27

Schedule of Investments March 31, 2008

CMA New York Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 99.6%

ABN AMRO MuniTops Certificates Trust, New York City,
New York, City Municipal Water Finance Authority,
Water and Sewer System, Revenue Refunding
Bonds, VRDN Series 2004-46, 2.22%
due 12/15/2012 (a)(b)(c)	$ 12,000	$ 12,000,000

ABN AMRO MuniTops Certificates Trust, New
York, GO, VRDN, Series 2006-32, 2.26%
due 4/01/2014 (b)(c)(d)(e)	6,165	6,165,000

ABN AMRO MuniTops Certificates Trust, New York,
Revenue Refunding Bonds, VRDN (b)(c):
Series 2002-10, 2.22% due 11/15/2010 (a)	23,340	23,340,000
Series 2004-24, 2.26% due 7/01/2012 (d)	19,930	19,930,000

Albany County, New York, Airport Authority, Airport
Revenue Refunding Bonds, VRDN, AMT, Series A,
2.32% due 12/15/2023 (b)	8,320	8,320,000

Albany, New York, City School District, GO,
Refunding, BAN:
4.25% due 6/27/2008	9,000	9,011,045
4% due 7/18/2008	12,300	12,309,854

Albany, New York, GO, BAN, 4% due 7/11/2008	11,375	11,383,528

Albany, New York, IDA, Civic Facility Revenue Bonds
(Albany Medical Center Hospital Project), VRDN,
Series C, 2.15% due 5/01/2027 (b)	2,000	2,000,000

Amityville, New York, Union Free School District, GO,
TAN, 3.90% due 6/27/2008	4,100	4,102,390

Arlington, New York, Central School District, GO, BAN,
Series B, 4.25% due 8/22/2008	4,200	4,209,494

BB&T Municipal Trust, New York Liberty Development
Corporation Revenue Bonds (Goldman Sachs
Headquarters), FLOATS, VRDN, Series 2025, 2.26%
due 10/01/2035 (b)(c)	6,545	6,545,000

Bank of America Austin Trust, New York City,
New York, GO, VRDN, Series 2007-173, 2.22%
due 8/01/2026 (b)(c)	15,125	15,125,000

Bank of America Macon Trust, Seneca County,
New York, IDA, Solid Waste Disposal Revenue Bonds,
VRDN, AMT, Series W, 2.29% due 10/01/2035 (b)(c)	23,000	23,000,000

Bellmore, New York, Union Free School District, GO,
BAN, 3.50% due 6/18/2008	3,350	3,352,560

Binghamton, New York, City School District, GO, BAN,
3.90% due 9/19/2008	4,200	4,204,948

Cattaraugus County, New York, Development Agency,
IDR (Gowanda Electronics Corporation), VRDN, AMT,
Series A, 2.36% due 9/01/2021 (b)	1,750	1,750,000

Chautauqua County, New York, GO, TAN, 3.20%
due 12/17/2008	8,500	8,526,622

Cheektowaga, New York, Central School District, GO,
BAN, 3.25% due 12/26/2008	10,000	10,020,047

Copiague, New York, Union Free School District, GO,
BAN, 3.50% due 6/18/2008	1,000	1,000,591

Corning, New York, City School District, GO, BAN, 4%
due 6/27/2008	6,200	6,203,444

	Par
Municipal Bonds	(000)	Value

New York (continued)

Eagle Tax-Exempt Trust, Hudson Yards Infrastructure
Corporation, New York, Revenue Bonds, VRDN,
Series 2007-0030, Class A, 2.26%
due 2/15/2047 (a)(b)(c)(f)	$ 12,400	$ 12,400,000

Eagle Tax-Exempt Trust, Metropolitan Transportation
Authority, New York, Revenue Bonds,
VRDN, Series 2006-0015, Class A, 2.58%
due 11/15/2035 (b)(c)(d)	11,780	11,780,000

East Aurora, New York, GO, BAN, 2.75%
due 4/02/2009	3,400	3,431,960

East Hampton Township, New York, GO, BAN, Series B,
3.50% due 6/19/2008	10,000	10,010,754

Eastchester, New York, Union Free School District, GO,
TAN, 4% due 6/20/2008	8,200	8,205,241

Eclipse Funding Trust, Solar Eclipse Certificates,
New York Convention Center Development
Corporation, VRDN, Series 2006-0004, 3.78%
due 11/15/2027 (b)(c)(g)	20,810	20,810,000

Elwood, New York, Union Free School District, GO,
TAN, 4% due 6/27/2008	10,000	10,008,152

Erie County, New York, IDA, Civic Facility Revenue
Bonds, VRDN (b):
(Child and Family Services of Erie County), 2.29%
due 6/01/2022	3,590	3,590,000
(Claddagh Commission Inc. Project), 2.29%
due 12/01/2015	1,205	1,205,000

Erie County, New York, IDA, Revenue Bonds (Orchard
Park CCRC Project), VRDN, Series B, 1.97%
due 11/15/2036 (b)	8,000	8,000,000

Freeport, New York, GO, BAN, Series A, 4%
due 5/09/2008	1,260	1,260,361

Glens Falls, New York, City School District, GO, BAN, 4%
due 7/11/2008	9,875	9,882,403

Greenport, New York, Union Free School District, GO,
TAN, 4% due 6/30/2008	4,100	4,102,452

Guilderland, New York, IDA, Civic Facility, Revenue
Bonds (West Turnpike), VRDN, Series A, 2.29%
due 4/01/2020 (b)	2,240	2,240,000

Half Hollow Hills Central School District of Huntington
and Babylon, New York, GO, TAN, 4% due 6/30/2008	1,700	1,701,226

Hamburg Village, New York, GO, BAN, 2%
due 2/05/2009	2,920	2,939,847

Harborfields Central School District (Greenlawn),
New York, GO, TAN, 3.90% due 6/27/2008	14,500	14,508,415

Hauppauge, New York, Union Free School District, GO,
TAN, 3.90% due 6/27/2008	19,500	19,511,336

Hempstead, New York, Union Free School District, GO,
TAN, 4.25% due 6/24/2008	22,900	22,925,565

Hicksville, New York, Union Free School District, GO,
TAN, 4% due 6/27/2008	800	800,653

Hilton, New York, Central School District, GO, RAN, 4%
due 6/19/2008	3,800	3,802,400

Hoosick Falls, New York, Central School District, GO,
Refunding, BAN, 3% due 4/03/2009	5,860	5,933,719

See Notes to Financial Statements.

28 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

CMA New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)

Huntington, New York, Union Free School District, GO,
TAN, 3.641% due 6/27/2008	$ 20,000	$20,012,138

Islip, New York, IDA, Industrial Revenue Bonds
(Bayshore LLC Project), VRDN, AMT, 2.35%
due 12/01/2029 (b)	16,000	16,000,000

Islip, New York, Union Free School District 002, GO,
TAN, 3.90% due 6/27/2008	7,800	7,804,540

Johnstown, New York, City School District, GO, BAN, 2%
due 7/11/2008	3,345	3,349,196

Kings Park, New York, Central School District, GO, BAN,
3.90% due 8/15/2008	4,100	4,103,699

Laurens, New York, Central School District, GO, BAN, 4%
due 6/26/2008	2,500	2,501,717

Lehman Municipal Trust Receipts, New York City,
New York, City Municipal Water Finance Authority,
Water and Sewer System Revenue Refunding
Bonds, FLOATS, VRDN, Series 2006-P48U, 2.67%
due 6/15/2015 (b)(c)	11,340	11,340,000

Lehman Municipal Trust Receipts, New York
Institute of Technology Revenue Bonds, FLOATS,
VRDN, Series 2007-P113, 1.45%
due 3/01/2017 (b)(c)(d)	10,880	10,880,000

Lewisboro, New York, GO, BAN, 2% due 2/20/2009	2,500	2,517,818

Lindenhurst, New York, Union Free School District,
School Construction, GO, BAN, Series B, 4%
due 7/10/2008	5,300	5,303,934

Livonia, New York, Central School District, GO, BAN,
3.25% due 6/26/2008	1,000	1,000,611

Long Island Power Authority New York, Electric System
Revenue Bonds, VRDN (b):
FLOATS, Series 2565D, 2.29%
due 9/01/2029 (c)(h)	18,345	18,345,000
Series E, 1.90% due 12/01/2029 (a)	4,000	4,000,000
Series H, 2.15% due 12/01/2029 (a)	11,200	11,200,000
Sub-Series 2B, 1.25% due 5/01/2033	14,855	14,855,000
Sub-Series 3A, 1.90% due 5/01/2033	4,600	4,600,000
Sub-Series 3B, 0.98% due 5/01/2033	8,100	8,100,000

Long Island Power Authority, New York, Electric System
Revenue Refunding Bonds:
FLOATS, VRDN, Series 339, 2.19%
due 12/01/2026 (b)(c)(d)(e)	22,375	22,375,000
Series A, 5.125% due 6/01/2008 (a)(i)	8,200	8,301,654

Mattituck-Cutchogue, New York, Union Free School
District, GO, TAN, 3.90% due 6/30/2008	7,900	7,904,762

Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds,
ROCS, VRDN, Series II-R-10290, 2.28%
due 11/15/2012 (a)(b)(c)	7,840	7,840,000

Metropolitan Transportation Authority, New York,
Dedicated Tax Fund, Revenue Refunding Bonds,
VRDN, Series B, 1.80% due 11/01/2022 (a)(b)	30,100	30,100,000

	Par
Municipal Bonds	(000)	Value

New York (continued)

Metropolitan Transportation Authority, New York,
Revenue Bonds, VRDN (b):
FLOATS, Series 823D, 2.19%
due 11/15/2023 (a)(c)	$ 24,753	$ 24,752,500
FLOATS, Series 2566D, 2.29%
due 11/15/2021(c)(f)	38,545	38,545,000
MERLOTS, Series A12, 3.50%
due 11/15/2022 (a)(c)	9,680	9,680,000
PUTTERS, Series 816, 3.94%
due 5/15/2013 (c)(g)	7,920	7,920,000
Sub-Series E-1, 2.02% due 11/01/2035	12,300	12,300,000
Sub-Series E-2, 2.10% due 11/01/2035	15,750	15,750,000

Metropolitan Transportation Authority, New York,
Revenue Refunding Bonds, VRDN (b):
FLOATS, Series 1448, 2.32%
due 11/15/2031 (c)	5,585	5,585,000
Series D-1, 1.90% due 11/01/2029 (a)	13,800	13,800,000
Series D-2, 1.90% due 11/01/2032 (a)	43,790	43,790,000
Sub-Series G-2, 1.25% due 11/01/2026	17,095	17,095,000

Miller Place, New York, Union Free School District, GO,
TAN, 4% due 6/30/2008	3,000	3,002,014

Monroe County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Al Sigl Center for Rehabilitation
Agencies, Inc. Project), VRDN, 2.29%
due 12/01/2034 (b)	1,635	1,635,000

Monroe-Woodbury, New York, Central School District,
GO, BAN, 3.70% due 11/14/2008	3,485	3,493,273

Mount Vernon, New York, City School District, GO, BAN,
3.25% due 8/12/2008	5,343	5,349,150

Nassau County, New York, IDA, Civic Facility Revenue
Refunding and Improvement Bonds (Cold Spring
Harbor), VRDN, 1.15% due 1/01/2034 (b)	2,000	2,000,000

Nassau County, New York, IDA, Revenue Bonds
(Clinton Plaza Senior Housing Project), VRDN, AMT,
2.21% due 9/01/2034 (b)(j)	13,250	13,250,000

Nassau County, New York, Interim Financing Authority,
Sales Tax Secured Revenue Refunding Bonds, VRDN,
Series A, 1.90% due 11/15/2022 (a)(b)	6,580	6,580,000

New Rochelle, New York, City School District, GO,
BAN, 4% due 4/25/2008	2,700	2,700,622

New York City, New York, Capital Resource Corporation
Revenue Bonds (Loan Enhanced Assistance
Program — Cobble Hill Health Center Inc.), VRDN,
Series B-1, 2.05% due 7/01/2037 (b)	6,000	6,000,000

New York City, New York, City Housing Development
Corporation, M/F Mortgage Revenue Bonds, VRDN,
AMT (b):
(Parkview II Apartments Project), Series A, 2.15%
due 12/01/2037	10,900	10,900,000
(Spring Creek Housing LP), Series A, 2.15%
due 12/01/2039	21,000	21,000,000
(Susans Court Project), Series A, 2.15%
due 11/01/2039	19,000	19,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

29

Schedule of Investments (continued)

CMA New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York City, New York, City Housing Development
Corporation, M/F Mortgage Revenue Refunding
Bonds (The Crest Project), VRDN, Series A, 1.95%
due 12/01/2036 (b)	$ 19,510	$19,510,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds,
VRDN (b):
(155 West 21st Street Development), AMT,
Series A, 2.10% due 11/15/2037 (j)	11,500	11,500,000
(Armory Place LLC), AMT, Series A, 2.15%
due 3/15/2033 (j)	14,065	14,065,000
(Atlantic Court Apartments Project), AMT,
Series A, 2.17% due 12/01/2035 (k)	10,900	10,900,000
(Brittany Development), AMT, Series A, 2.17%
due 6/15/2029 (j)	24,830	24,830,000
(Carnegie Park), Series A, 2.05%
due 11/15/2019 (j)	26,550	26,550,000
(Clinton 54 LLC), AMT, Series A, 2.17%
due 8/15/2032 (j)	35,400	35,400,000
(Lyric Development), AMT, Series A, 2.15%
due 11/15/2031 (j)	12,765	12,765,000
(Monterey), Series A, 2.05% due 11/15/2019 (j)	11,620	11,620,000
(One Columbus Place Development), AMT,
Series A, 2.17% due 11/15/2028 (j)	13,700	13,700,000
(Tribeca Towers), AMT, Series A, 2.15%
due 11/15/2019 (j)	21,900	21,900,000
(West 43rd Street Development), AMT, Series A,
2.17% due 4/15/2029 (j)	19,400	19,400,000
(West 61st Street Apartments Project), AMT,
Series A, 2.10% due 12/15/2037 (j)	15,000	15,000,000
(West 89th Street Development), AMT, Series A,
2.15% due 11/15/2029	35,400	35,400,000
(West End Towers), AMT, Series A, 2.15%
due 5/15/2034 (j)	34,000	34,000,000
(Westport Development Project), AMT, Series A,
2.25% due 6/15/2034 (j)	61,000	61,000,000

New York City, New York, City IDA, Civic Facility
Revenue Bonds, VRDN (b):
(Allen-Stevenson School Project), 2.24%
due 12/01/2034	3,025	3,025,000
(Federation of French Alliances in the United
States Project), 2.29% due 2/01/2035	2,010	2,010,000
(Heart Share Human Services), Series A, 2.12%
due 7/01/2021	5,145	5,145,000
(Hewitt School Project), 2.24% due 12/01/2034	1,565	1,565,000
(Spence-Chapin, Services to Families and Children
Project), 2.24% due 12/01/2036	2,900	2,900,000

New York City, New York, City IDA, Civic Facility Revenue
Refunding Bonds (Brooklyn Heights Montessori
School Project), VRDN, 2.12% due 1/01/2027 (b)	6,095	6,095,000

New York City, New York, City IDA, IDR (Tiago Holdings
LLC), VRDN, AMT, 2.25% due 1/01/2037 (b)	20,000	20,000,000

New York City, New York, City IDA, Liberty Revenue
Bonds, VRDN (b):
(FC Hanson Office Associates LLC Project), 2.10%
due 12/01/2039	25,000	25,000,000
(One Bryant Park LLC Project), Series B, 1.15%
due 11/01/2039	23,600	23,600,000

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York City, New York, City IDA, Solid Waste Facility
Revenue Bonds (USA Waste Services Inc.), VRDN,
AMT, 2.09% due 12/01/2017 (b)	$ 19,190	$19,190,000

New York City, New York, City IDA, Special Facility
Revenue Bonds (Air Express International Corporation
Project), VRDN, AMT, 2.15% due 7/01/2024 (b)	14,000	14,000,000

New York City, New York, City Municipal Water Finance
Authority, CP, 2.20% due 4/28/2008	6,000	6,000,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
VRDN (b):
PUTTERS, Series 2540, 2.29% due 6/15/2015 (c)	1,945	1,945,000
PUTTERS, Series 2559, 2.29% due 12/15/2013 (c)	2,000	2,000,000
Sub-Series B-2, 1.20% due 6/15/2024	5,300	5,300,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Refunding
Bonds, VRDN (b):
FLOATS, Series 1226, 2.14% due 6/15/2015 (c)	7,200	7,200,000
FLOATS, Series 1352, 2.14% due 6/15/2035 (c)	5,139	5,138,500
PUTTERS, Series 622, 2.71%
due 6/15/2012 (g)(c)	17,580	17,580,000
PUTTERS, Series 988, 2.29% due 6/15/2013 (c)	12,000	12,000,000
PUTTERS, Series 1263, 2.29%
due 6/15/2013 (a)(c)	3,450	3,450,000
Series BB-1, 1.25% due 6/15/2036	22,000	22,000,000
Series BB-5, 1.05% due 6/15/2033	6,500	6,500,000
Series CC-1, 1.00% due 6/15/2038	23,880	23,880,000
Series F-1, 1.18% due 6/15/2033	13,500	13,500,000
Series F-2, 2.02% due 6/15/2033	6,880	6,880,000
Sub-Series C-2, 1.80% due 6/15/2018	50,750	50,750,000
Sub-Series C-3, 1.25% due 6/15/2018	19,215	19,215,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Second General
Resolution Revenue Refunding Bonds, VRDN,
Series AA-1, 1.30% due 6/15/2032 (b)	21,095	21,095,000

New York City, New York, City Transitional Finance
Authority, Future Tax Secured Revenue Bonds,
VRDN (b):
Series A-1, 2.05% due 11/15/2028	2,200	2,200,000
Series A-2, 1.92% due 11/15/2027	67,615	67,615,000

New York City, New York, City Transitional Finance
Authority, New York City Recovery Revenue Refunding
Bonds, VRDN, Series 3, Sub-Series 3-E, 1.20%
due 11/01/2022 (b)	14,935	14,935,000

New York City, New York, City Transitional Finance
Authority Revenue Bonds, VRDN (b):
FLOATS, Series 362, 2.14% due 11/01/2023 (c)	5,668	5,667,500
FLOATS, Series 536, 2.19% due 5/01/2015 (d)(c)	14,726	14,725,500
(New York City Recovery) Series 1, Sub-Series 1-A,
1.92% due 11/01/2022	10,845	10,845,000
(New York City Recovery) Series 1, Sub-Series 1-C,
1.20% due 11/01/2022	5,050	5,050,000
(New York City Recovery) Series 1, Sub-Series 1-D,
1.22% due 11/01/2022	9,000	9,000,000
(New York City Recovery) Series 3, Sub-Series 3-G,
1.75% due 11/01/2022	32,780	32,780,000
ROCS, Series II-R-2052, 2.28%
due 2/01/2022 (c)(d)	3,135	3,135,000

See Notes to Financial Statements.

30 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York City, New York, City Transitional Finance
Authority Revenue Bonds, VRDN (b) (concluded):
Sub-Series 2-A, 1.15% due 11/01/2022	$ 6,500 $	6,500,000
Sub-Series 2-B, 2.05% due 11/01/2022	46,220	46,220,000
Sub-Series 2-C, 2.05% due 11/01/2022	8,150	8,150,000
Sub-Series 2-D, 1.75% due 11/01/2022	17,055	17,055,000
Sub-Series B-3, 2.05% due 11/01/2028	1,600	1,600,000

New York City, New York, City Transitional Finance
Authority Revenue Refunding Bonds, VRDN (b):
(New York City Recovery), Series 3,
Sub-Series 3-B, 1.36% due 11/01/2022	11,240	11,240,000
ROCS, Series II-R-11096, 2.23%
due 11/01/2021 (c)	9,955	9,955,000

New York City, New York, City Transitional Finance
Authority, Special Tax Revenue Refunding Bonds,
VRDN, Series C, 1.75% due 2/01/2032 (b)	84,895	84,895,000

New York City, New York, GO, VRDN (b):
FLOATS, Series 2471, 2.14% due 12/01/2023 (c)	8,505	8,505,000
FLOATS, Series 2476, 2.14% due 4/01/2035 (c)	20,000	20,000,000
PUTTERS, Series 1299, 2.29%
due 4/01/2014 (a)(c)	5,455	5,455,000
PUTTERS, Series 1318, 2.71%
due 6/01/2013 (c)(g)	1,985	1,985,000
PUTTERS, Series 1996, 2.29%
due 4/01/2014 (c)	17,805	17,805,000
PUTTERS, Series 2412, 2.29%
due 8/01/2015 (c)	5,640	5,640,000
ROCS, Series II-R-251A, 2.28%
due 12/15/2033 (c)	30,000	30,000,000
Series F-4, 1.92% due 2/15/2020	6,860	6,860,000
Series F-5, 1.92% due 2/15/2016	4,200	4,200,000
Series F-6, 1.95% due 2/15/2018	12,500	12,500,000
Sub-Series A-3, 1.92% due 8/01/2031	25,800	25,800,000
Sub-Series A-4, 1.15% due 8/01/2023	13,250	13,250,000
Sub-Series A-5, 2.05% due 8/01/2031	10,030	10,030,000
Sub-Series A-6, 1.15% due 11/01/2026 (a)	4,400	4,400,000
Sub-Series A-9, 2.05% due 8/01/2018	2,520	2,520,000
Sub-Series B-9, 2% due 8/15/2023	8,500	8,500,000
Sub-Series E-2, 1.00% due 8/01/2034	5,400	5,400,000
Sub-Series E-3, 2.07% due 8/01/2034	28,300	28,300,000
Sub-Series H-1, 1.00% due 1/01/2036	9,195	9,195,000
Sub-Series H-2, 1.99% due 3/01/2034	5,600	5,600,000
Sub-Series H-6, 1.95% due 3/01/2034	9,515	9,515,000
Sub-Series I-3, 1.18% due 4/01/2036	6,300	6,300,000
Sub-Series I-5, 1.05% due 4/01/2036	17,450	17,450,000
Sub-Series I-6, 1.05% due 4/01/2036	3,155	3,155,000
Sub-Series I-8, 1.25% due 4/01/2036	8,000	8,000,000

New York City, New York, GO, Refunding, VRDN (b):
PUTTERS, Series 1341, 2.41%
due 2/01/2014 (c)(d)	1,820	1,820,000
PUTTERS, Series 2013, 2.29%
due 2/01/2014 (c)	9,640	9,640,000
Series E-4, 1.05% due 8/01/2022	7,250	7,250,000
Sub-Series C-2, 1.92% due 8/01/2020	7,615	7,615,000
Sub-Series C-3, 1.80% due 8/01/2020	12,815	12,815,000
Sub-Series C-4, 2% due 8/01/2020	34,450	34,450,000
Sub-Series E-3, 1.25% due 8/01/2023	11,600	11,600,000
Sub-Series E-4, 1.05% due 8/01/2021	11,400	11,400,000

See Notes to Financial Statements.

CMA New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York City, New York, Jay Street Development
Corporation, Court Facility, Lease Revenue
Bonds (Jay Street Project), VRDN, Series A-1, 2%
due 5/01/2022 (b)	$ 2,140 $	2,140,000

New York Liberty Development Corporation Revenue
Bonds, FLOATS, VRDN, Series 1251, 2.14%
due 10/01/2029 (b)(c)	6,100	6,100,000

New York State Commander of General Services
Revenue Bonds (People of the State of New York),
VRDN, 2.10% due 9/01/2021 (b)	13,529	13,529,000

New York State Dormitory Authority, Lease
Revenue Bonds (Municipal Health Facilities
Improvement Program), Series 1, 5%
due 1/15/2009 (a)	2,325	2,365,601

New York State Dormitory Authority, Mental Health
Facilities Improvement Revenue Refunding Bonds,
VRDN, Series F-2B, 1.90% due 2/15/2021 (a)(b)	33,285	33,285,000

New York State Dormitory Authority, Mental Health
Services Revenue Bonds, VRDN (b):
Sub-Series D-2E, 1.90% due 2/15/2031	2,800	2,800,000
Sub-Series D-2F, 1.90% due 2/15/2031	8,790	8,790,000
Sub-Series D-2G, 1.90% due 2/15/2031	18,885	18,885,000
Sub-Series D-2H, 1.90% due 2/15/2031	15,000	15,000,000

New York State Dormitory Authority Revenue Bonds,
VRDN (b):
(Glen Eddy, Inc.), 1.95% due 7/01/2029	10,775	10,775,000
PUTTERS, Series 1956, 2.29% due 3/15/2015 (c)	4,130	4,130,000
PUTTERS, Series 1955, 2.29%
due 3/15/2015 (c)	6,615	6,615,000
(Teresian Housing Corporation), 1.95%
due 7/01/2033	4,690	4,690,000

New York State Energy Research and Development
Authority, Facilities Revenue Bonds (Consolidated
Edison Company of New York, Inc. Project), VRDN,
AMT, Sub-Series C-3, 2.20% due 11/01/2039 (b)	27,500	27,500,000

New York State, GO, VRDN (b):
Series A, 3.20% due 3/13/2020	12,900	12,900,000
Series B, 2.80% due 3/15/2030	6,640	6,640,000
Series G, 3.20% due 11/30/2018	6,000	6,000,000

New York State, HFA, Housing Revenue Bonds, VRDN,
AMT, Series A (b):
(3rd Avenue Apartments), 2.35%
due 11/01/2035	15,000	15,000,000
(363 West 30th Street), 2.17%
due 11/01/2032 (b)(k)	12,150	12,150,000
(Helena Housing), 2.15% due 5/15/2036 (j)	51,500	51,500,000
(West 33rd Street Housing), 2.17%
due 11/15/2036 (j)	3,400	3,400,000
(West 43rd Street), 2.17% due 11/01/2034	33,700	33,700,000
(West 43rd Street), 2.19% due 11/01/2034	9,850	9,850,000

New York State, HFA, M/F Revenue Bonds,
VRDN (b)(j):
(750 6th Ave), Series A, 2.20% due 5/15/2031	5,000	5,000,000
(Kew Gardens Hills), AMT, Series A, 2.15%
due 5/15/2036	5,600	5,600,000

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

31

Schedule of Investments (continued)

CMA New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York State, HFA, Revenue Bonds, VRDN (b):
(10 Barclay Street), Series A, 2.02%
due 11/15/2037 (j)	$ 10,000	$10,000,000
(42nd & 10th Project), AMT, Series A, 2.15%
due 11/01/2041	34,100	34,100,000
(125 West 31st Street Housing), ARS, AMT,
Series A, 2.10% due 5/15/2038 (j)	15,000	15,000,000
(360 West 43rd Street), AMT, Series A, 2.10%
due 11/15/2033 (j)	23,565	23,565,000
(1500 Lexington Associates LLC), AMT, Series A,
2.17% due 5/15/2034 (j)	4,400	4,400,000
(1501 Lex Associates LP), AMT, Series A, 2.15%
due 5/15/2032 (j)	28,600	28,600,000
(Avalon Bowery Place II), AMT, Series A, 2.28%
due 11/01/2039	25,000	25,000,000
(Biltmore Tower Project), AMT, Series A, 2.20%
due 5/15/2034 (j)	37,245	37,245,000
(Chelsea Apartments), AMT, Series A, 2.17%
due 11/15/2036 (j)	23,630	23,630,000
(Grace Towers Housing II LLC), AMT, Series A,
2.15% due 5/01/2040 (k)	4,975	4,975,000
(Gethsemane Apartments), AMT, Series A, 2.27%
due 5/15/2033 (j)	12,000	12,000,000
(Normandie Court-I Project), 1.95%
due 5/15/2015	4,050	4,050,000
(Saxony Housing), AMT, Series A, 2.17%
due 5/15/2030	29,100	29,100,000
(Talleyrand Crescent), AMT, 2.25%
due 5/15/2028 (j)	13,000	13,000,000
(Tribeca Pointe LLC), AMT, Series A, 2.10%
due 5/15/2029 (j)	28,100	28,100,000
(Tribeca), AMT, Series A, 2.15%
due 11/15/2029 (j)	54,400	54,400,000
(Victory Housing), AMT, Series A, 2.10%
due 11/01/2033 (k)	10,800	10,800,000
(West 17th Street Housing), AMT, Series A, 2.19%
due 11/01/2039	10,100	10,100,000
(Worth Street Project), AMT, Series A, 2.10%
due 5/15/2033 (j)	4,500	4,500,000

New York State, HFA, Service Contract Revenue
Refunding Bonds, VRDN (b):
Series C, 1.92% due 3/15/2026	7,100	7,100,000
Series G, 2.10% due 3/15/2028	4,500	4,500,000

New York State Local Assistance Corporation Revenue
Bonds, VRDN, Series B, 2% due 4/01/2023 (b)	4,120	4,120,000

New York State Local Government Assistance
Corporation Revenue Bonds, VRDN, Series B, 1.70%
due 4/01/2025 (b)	83	83,000

New York State Local Government Assistance
Corporation, VRDN (b):
Series C, 1.70% due 4/01/2025	9,100	9,100,000
Series E, 1.95% due 4/01/2025	16,220	16,220,000

New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, VRDN, AMT (b):
Series 135, 1.25% due 4/01/2037	27,900	27,900,000
Series 139, 1.42% due 10/01/2037	15,800	15,800,000
Series 142, 1.09% due 10/01/2037	29,500	29,500,000

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York State Mortgage Agency, Homeowner Mortgage
Revenue Refunding Bonds, VRDN, AMT, Series 150,
1.30% due 10/01/2037 (b)	$ 2,100	$2,100,000

New York State Power Authority:
CP, 2.55% due 7/18/2008	13,120	13,120,000
GO, VRDN, 2.10% due 3/01/2016 (b)	14,110	14,110,000

New York State Thruway Authority, Highway and Bridge
Trust Fund, General Revenue Bonds, PUTTERS, VRDN,
Series 1098, 2.29% due 7/01/2013 (a)(b)(c)	10,485	10,485,000

New York State Thruway Authority, Highway and
Bridge Trust Fund, Revenue Refunding Bonds,
VRDN (b)(c)(g):
FLOATS, Series 1611, 2.69% due 4/01/2025	12,196	12,196,000
ROCS, Series II-R-458, 2.78% due 4/01/2020	3,000	3,000,000

New York State Thruway Authority Revenue Bonds,
ROCS, VRDN, Series II-R-12183, 2.27%
due 7/01/2015 (a)(b)(c)	6,900	6,900,000

New York State Thruway Authority, Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-12093, 2.25%
due 7/01/2015 (a)(b)(c)	14,235	14,235,000

New York State Urban Development Corporation,
COP, ROCS, VRDN, Series II-R-10011CE, 2.28%
due 4/01/2010 (b)(c)	9,000	9,000,000

New York State Urban Development Corporation
Revenue Bonds, FLOATS, VRDN, Series 1664, 2.14%
due 3/15/2027 (b)(c)	3,600	3,600,000

North Babylon, New York, Union Free School District,
GO, TAN, 4% due 6/26/2008	1,700	1,701,372

North Syracuse, New York, Central School District, GO,
BAN, 4% due 6/19/2008	1,046	1,046,572

Ogdensburg, New York, Enlarged City School District,
GO, RAN, 4% due 6/27/2008	3,300	3,301,674

Oneida County, New York, IDA, IDR (Rome Properties
LLC Project), VRDN, AMT, 2.36% due 6/01/2027 (b)	4,020	4,020,000

Oneida County, New York, IDA, Revenue Bonds
(Preswick Glen Civic Facility Project), VRDN, 1.97%
due 10/01/2036 (b)	11,500	11,500,000

Onondaga County, New York, IDA, Civic Facility
Revenue Bonds (Syracuse University Project), VRDN,
Series B, 1.95% due 7/01/2037 (b)	3,885	3,885,000

Onondaga County, New York, IDA, IDR, VRDN (b):
(G.A. Braun Inc. Project), AMT, 2.31%
due 6/01/2034	9,995	9,995,000
(Peregrine International LLC Project), AMT, 2.15%
due 5/01/2022	1,825	1,825,000

Onondaga County, New York, IDA, Solid Waste
Disposal Facility, Revenue Refunding Bonds
(Solvay Paperboard Project), VRDN, AMT, 2.25%
due 7/01/2023 (b)	2,300	2,300,000

Ontario County, New York, IDA, Civic Facility Revenue
Bonds (Friends of the Finger Lakes Performing
Arts Center, Inc. Project), VRDN, Series A, 2.24%
due 12/01/2036 (b)	3,345	3,345,000

Orange County, New York, GO, BAN, 3.90%
due 7/24/2008	7,561	7,561,285

See Notes to Financial Statements.

32 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

CMA New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)

Orangetown, New York, GO, BAN, 3.25%
due 1/08/2009	$ 7,145	$ 7,168,600

Oswego County, New York, IDA, Civic Facility Revenue
Bonds, VRDN, Series A (b):
(OH Properties Inc. Project), 2.31%
due 6/01/2024	1,610	1,610,000
(Templeton Foundation Project), 2.29%
due 6/01/2027	2,800	2,800,000

Owego Town, New York, GO, BAN, 2.70%
due 1/29/2009	3,000	3,001,599

Port Authority of New York and New Jersey Revenue
Bonds, FLOATS, VRDN, AMT, Series 12, 2.29%
due 9/15/2023 (b)(c)	4,900	4,900,000

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, VRDN (b)(c):
MERLOTS, AMT, Series C01, 1.30%
due 12/01/2016 (a)	19,915	19,915,000
ROCS, Series II-R-12041, 2.37%
due 5/01/2014 (d)	6,930	6,930,000

Poughkeepsie City, New York, GO, Refunding, BAN:
Series B, 3.90% due 9/12/2008	2,454	2,456,856
Series C, 3.90% due 7/18/2008	6,880	6,885,370

Poughkeepsie Town, New York, GO, BAN, 2.75%
due 3/20/2009	3,635	3,660,560

Ramapo, New York, Housing Authority Revenue Bonds
(Fountainview at College Road, Inc. Project), VRDN,
2.26% due 12/01/2029 (b)	15,000	15,000,000

Ridge Road Fire District, New York, GO, BAN, 2%
due 12/18/2008	3,220	3,229,355

Rockland County, New York, GO, BAN, Series E,
3.641% due 9/04/2008	6,700	6,707,196

Rockland County, New York, IDA, Civic Facility Revenue
Bonds, (Dominican College Project), VRDN (b):
Series A, 2.30% due 7/01/2035	6,750	6,750,000
Series B, 2.30% due 7/01/2035	3,015	3,015,000

Rockland County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Dominican College Project), VRDN,
Series A, 2.30% due 5/01/2034 (b)	9,485	9,485,000

Rome, New York, City School District, GO:
BAN, Series A, 4% due 7/25/2008	3,500	3,502,236
RAN, 4% due 6/20/2008	8,200	8,203,485

Rome, New York, City School District, GO, Refunding,
BAN, Series A, 4% due 6/27/2008	4,200	4,202,040

Schenectady, New York, City School District, GO, RAN,
4% due 7/31/2008	5,700	5,703,838

Shenendehowa Central School District of Clifton
Park, New York, GO, Refunding, BAN, 3.85%
due 6/27/2008	10,435	10,435,555

South Glens Falls, New York, Central School District,
GO, RAN, 4% due 7/03/2008	2,500	2,501,730

Southampton, New York, Union Free School District, GO:
BAN, 3.90% due 9/17/2008	2,500	2,503,019
TAN, 3.90% due 6/27/2008	7,500	7,504,741

	Par
Municipal Bonds	(000)	Value

New York (continued)

Suffolk County, New York, GO, TAN, 3.50%
due 8/14/2008	$ 38,000	$38,097,361

Suffolk County, New York, Water Authority Revenue
Bonds, BAN, VRDN, 1.90% due 1/15/2013 (b)	23,330	23,330,000

Syracuse, New York, IDA, Civic Facility Revenue Bonds
(Syracuse University Project), VRDN, Series A-2,
1.03% due 12/01/2037 (b)	16,000	16,000,000

Tarrytown, New York, Union Free School District, GO,
TAN, 3.90% due 6/13/2008	4,100	4,102,181

Tobacco Settlement Financing Corporation of New York
Revenue Bonds, VRDN (b):
ROCS, Series II-R-2034, 2.27%
due 6/01/2020 (g)(c)	2,875	2,875,000
Series B-1, 5% due 6/01/2008	1,600	1,603,184

Tompkins County, New York, GO, BAN, 3.25%
due 1/09/2009	11,100	11,136,015

Tompkins County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Cornell University), VRDN (b):
Series A-1, 1.20% due 7/01/2037	2,400	2,400,000
Series A-2, 1.03% due 7/01/2037	3,180	3,180,000

Triborough Bridge and Tunnel Authority, New York,
General Purpose Revenue Bonds, VRDN, Series A,
1.70% due 11/01/2035 (b)	5,900	5,900,000

Triborough Bridge and Tunnel Authority, New York,
General Revenue Refunding Bonds, VRDN (b):
Series F, 1.98% due 11/01/2032	11,300	11,300,000
Sub-Series B-4, 2.05% due 1/01/2032	9,850	9,850,000

Triborough Bridge and Tunnel Authority, New York,
Revenue Bonds, VRDN (b)(c)(g):
PUTTERS, Series 342, 2.71% due 11/15/2020	7,055	7,055,000
ROCS, Series II-R-2013, 2.38% due 11/15/2021	2,020	2,020,000

Triborough Bridge and Tunnel Authority, New York,
Revenue Refunding Bonds, VRDN (b):
(MTA Bridges and Tunnels), Series AB, 1.92%
due 1/01/2019 (a)	25,670	25,670,000
PUTTERS, Series 304, 2.41%
due 11/15/2018 (c)(d)	13,995	13,995,000

Troy, New York, IDA, Civic Facility Revenue Bonds
(Rensselaer Polytechnic Institute), VRDN, Series B,
2.05% due 9/01/2037 (b)	10,000	10,000,000

UBS Municipal CRVS Trust, New York State Urban
Development Corporation Revenue Bonds,
FLOATS, VRDN, Series 07-1037, 2.24%
due 3/15/2017 (b)(c)	1,800	1,800,000

Vestal, New York, GO, Refunding, BAN, 4%
due 5/23/2008	3,300	3,301,749

Wantagh, New York, Union Free School District, GO,
TAN, 3.641% due 6/27/2008	800	800,673

Watertown, New York, Enlarged City School District,
GO, Refunding, BAN, 4% due 6/26/2008	13,962	13,970,287

Watertown, New York, GO, Refunding, BAN, 2%
due 2/25/2009	3,475	3,497,627

Westchester County, New York, IDA, Civic Facility
Revenue Refunding Bonds (Northern Westchester
Hospital), VRDN, 2.24% due 11/01/2024 (b)	4,100	4,100,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

33

Schedule of Investments (concluded)

CMA New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)

White Plains, New York, GO, Refunding, BAN, 3%
due 1/22/2009	$ 1,524	$1,529,780

Yonkers, New York, IDA, Revenue Bonds, MERLOTS,
VRDN, Series A01, 2.30% due 7/01/2042 (b)(c)	1,500	1,500,000

Yorktown, New York, Central School District, GO, BAN,
4% due 10/02/2008	6,200	6,215,144

		3,628,897,820

	Par
Municipal Bonds	(000)	Value

Puerto Rico — 0.1%

Puerto Rico Municipal Finance Agency Revenue
Bonds, FLOATS, VRDN, Series 805, 2.17%
due 8/01/2027 (a)(b)(c)	$ 4,550	$4,550,000

Total Investments (Cost — $3,633,447,820*) — 99.7%		3,633,447,820
Other Assets Less Liabilities — 0.3%		11,395,130

Net Assets — 100.0%	$3,644,842,950

* Cost for federal income tax purposes.

(a) FSA Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity rate.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) MBIA Insured.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) FGIC Insured.
(g) AMBAC Insured.
(h) CIFG Insured.
(i) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(j) FNMA Collateralized.
(k) FHLMC Collateralized.

See Notes to Financial Statements.

34 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments March 31, 2008

CMA North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina — 96.8%

Alamance County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority,
IDR (Millender Project), VRDN, AMT, 2.20%
due 12/01/2020 (a)	$ 1,300	$ 1,300,000

Buncombe County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, Revenue
Refunding Bonds (Industrial Development Alliance),
VRDN, AMT, 2.41% due 8/01/2009 (a)	800	800,000

Cabarrus County, North Carolina, COP, ROCS, VRDN,
Series II-R-4520, 2.39% due 2/01/2022 (a)(b)(c)	4,345	4,345,000

Carrboro, North Carolina, GO, BAN, 3.75%
due 8/27/2008	1,875	1,877,082

Charlotte, North Carolina, Airport Revenue Bonds,
VRDN (a)(d):
AMT, Series B, 5% due 7/01/2008	1,460	1,463,917
Series D, 2.65% due 7/01/2029	2,635	2,635,000

Charlotte, North Carolina, Airport Revenue
Refunding Bonds, VRDN, AMT, Series A, 2.90%
due 7/01/2017 (a)(d)	3,000	3,000,000

Charlotte, North Carolina, COP (Transit Projects/
Phase II), VRDN, Series F, 2.05% due 6/01/2020 (a)	6,050	6,050,000

Charlotte, North Carolina, CP, 3.05% due 7/22/2008	5,051	5,051,000

Charlotte-Mecklenburg Hospital Authority, North
Carolina, Health Care System Revenue Bonds
(Carolinas Healthcare System), VRDN, Series B,
2.08% due 1/15/2026 (a)	300	300,000

Cleveland County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, Industrial
Revenue Bonds, VRDN, AMT (a):
(Blachford Rubber Project), 2.35%
due 7/01/2023	3,765	3,765,000
(Chris Craft Corporation Project), 2.27%
due 5/01/2032	9,805	9,805,000

Eagle Tax-Exempt Trust, North Carolina Capital
Facilities Financing Agency, Revenue Refunding
Bonds, VRDN, Series 2006-0139, Class A, 2.25%
due 10/01/2041 (a)(c)	1,900	1,900,000

Eagle Tax-Exempt Trust, Raleigh, North Carolina,
Combined Enterprise System Revenue Bonds,
VRDN, Series 2007-0010, Class A, 2.23%
due 3/01/2016 (a)(c)	3,675	3,675,000

East Moore, North Carolina, Water District, BAN,
4.25% due 4/02/2008	5,561	5,561,121

Eclipse Funding Trust, Solar Eclipse Certificates,
Sampson County, North Carolina, COP, VRDN,
Series 2006-0160, 3.60% due 6/01/2017 (a)(c)(e)	1,785	1,785,000

Fayetteville, North Carolina, Public Works Commission,
Revenue Refunding Bonds, VRDN, Series A, 2.05%
due 3/01/2020 (a)(e)	4,065	4,065,000

Gaston County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Marlatex Corporation Project), VRDN, AMT, 2.25%
due 6/01/2015 (a)	1,235	1,235,000

	Par
Municipal Bonds	(000)	Value

North Carolina (continued)

Guilford County, North Carolina, GO, VRDN, Series B,
2.10% due 3/01/2025 (a)	$ 2,220	$ 2,220,000

Guilford County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR,
VRDN, AMT (a):
(High Point Textiles Auxiliaries), Refunding,
2.20% due 6/01/2012	2,800	2,800,000
(Nat Sherman Building LLC), 2.30%
due 3/01/2022	2,800	2,800,000
(Snider Tire Inc.), 2.20% due 10/01/2019	2,100	2,100,000

Lee County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, IDR, VRDN,
AMT (a):
(Arden Corporation Project), 2.40% due 8/01/2034	200	200,000
(Lee Central LLC Project), 2.20% due 12/01/2023	2,825	2,825,000

Lincoln County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR, VRDN,
AMT (a):
(Packaging NC Project), 2.70% due 10/01/2013	1,570	1,570,000
(Sabo USA Inc. Project), 2.38% due 5/01/2019	2,000	2,000,000

Martin County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Penco Products Project), VRDN, AMT, 2.40%
due 9/01/2022 (a)	9,000	9,000,000

Mecklenburg County, North Carolina, COP, VRDN (a):
2.08% due 2/01/2025	2,455	2,455,000
2.08% due 2/01/2026	3,580	3,580,000
Series A, 2.25% due 2/01/2028	5,000	5,000,000

Mecklenburg County, North Carolina, GO, VRDN (a):
Series A, 2.08% due 2/01/2026	4,625	4,625,000
Series C, 2.08% due 3/01/2015	600	600,000

Mecklenburg County, North Carolina, Industrial
Facilities and Pollution Control Financing Authority,
Industrial Revenue Bonds, VRDN, AMT (a):
(Ferguson Supply and Box Manufacturing),
2.38% due 8/01/2010	300	300,000
(Piedmont Plastics Project), 2.38%
due 10/01/2013	680	680,000
(Southern Steel Company LLC Project),
2.20% due 3/02/2015	3,600	3,600,000

Montgomery County, North Carolina, Industrial
Facilities and Pollution Control Financing Authority
Revenue Bonds (Republic Services Project), VRDN,
AMT, 1.35% due 12/01/2020 (a)	6,900	6,900,000

New Hanover County, North Carolina, COP, VRDN,
2.08% due 10/01/2032 (a)	1,500	1,500,000

North Carolina Agriculture Finance Authority, Agriculture
Development Revenue Bonds (Albemarle Cotton
Growers), VRDN, AMT, 2.20% due 7/01/2014 (a)	2,200	2,200,000

North Carolina Agriculture Finance Authority, Agriculture
Development Revenue Refunding Bonds (Harvey
Fertilizer and Gas Project), VRDN, AMT, 2.25% due
6/01/2016 (a)	6,210	6,210,000

North Carolina Capital Facilities Finance Agency, CP:
2.20% due 5/01/2008	1,264	1,264,000
2.25% due 5/01/2008	2,528	2,528,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

35

Schedule of Investments (continued)

CMA North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina (continued)

North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue Bonds (Megellan
Charter School Project), VRDN, 2.15%
due 6/01/2027 (a)	$ 3,700	$ 3,700,000

North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue Refunding Bonds
(Forsyth Country Day School Project), VRDN, 2.28%
due 12/01/2031 (a)	340	340,000

North Carolina Capital Facilities Finance Agency,
Exempt Facilities Revenue Bonds (Republic Services
Inc. Project), VRDN, AMT, 1.35% due 7/01/2034 (a)	1,100	1,100,000

North Carolina Capital Facilities Finance Agency, IDR,
Refunding (Safety Test and Equipment Company
Project), VRDN, AMT, Series A-2, 2.35% due
11/01/2021 (a)	1,570	1,570,000

North Carolina Eastern Municipal Power Agency, Power
System Revenue Refunding Bonds, MERLOTS, VRDN,
Series 955-D, 2.31% due 1/01/2018 (a)(b)(c)	8,322	8,321,500

North Carolina Educational Facilities Finance Agency,
Educational Facilities Revenue Bonds (Duke
University Project), VRDN, Series A, 1.60% due
12/01/2017 (a)	12,300	12,300,000

North Carolina Educational Facilities Finance Agency,
Revenue Bonds (Duke University Project), VRDN,
Series B, 1.60% due 12/01/2021 (a)	2,600	2,600,000

North Carolina HFA, Home Ownership Revenue Bonds,
VRDN, AMT (a):
MERLOTS, Series B12, 2.30% due 7/01/2037(c)	5,860	5,860,000
Series 15-C, 2.40% due 7/01/2032 (e)	3,660	3,660,000
Series 17-C, 2.30% due 7/01/2033	7,125	7,125,000
Series 18-C, 2.30% due 1/01/2035	7,800	7,800,000

North Carolina HFA, Home Ownership Revenue
Refunding Bonds, FLOATS, VRDN, AMT, Series 1784,
2.33% due 1/01/2039 (a)(c)	2,253	2,253,000

North Carolina HFA, Revenue Bonds, ROCS, VRDN, AMT,
Series II-R-175, 2.32% due 1/01/2034 (a)(c)	1,405	1,405,000

North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, VRDN (a):
(Moses Cone Health System), Series A,
2% due 10/01/2035	5,100	5,100,000
(Novant Health Group), Series B, 1.80%
due 11/01/2034	4,645	4,645,000
(Novant Health Inc.), Series A, 2.08%
due 11/01/2034	1,400	1,400,000

North Carolina Medical Care Commission, Health Care
Facilities, Revenue Refunding Bonds, VRDN (a):
(Duke University Health System), Series A,
2.07% due 6/01/28	1,050	1,050,000
(Lutheran Retirement Project), 2.21%
due 1/01/2037	4,865	4,865,000
ROCS, Series II-R-10313, 2.31%
due 6/01/2011 (c)	6,200	6,200,000

North Carolina Medical Care Commission, Hospital
Revenue Bonds (Moses H. Cone Memorial Health
System), VRDN, Series B, 2% due 10/01/2035 (a)	1,600	1,600,000

	Par
Municipal Bonds	(000)	Value

North Carolina (continued)

North Carolina Municipal Power Agency Number 1,
Catawba Electric Revenue Bonds, ROCS, VRDN,
Series II-R-211, 2.59% due 1/01/2020 (a)(c)(d)	$ 9,730	$ 9,730,000

North Carolina State, GO, VRDN (a):
MERLOTS, Series C04, 2.05% due 3/01/28 (c)	4,275	4,275,000
Series F, 1.95% due 5/01/2021	800	800,000

North Carolina State Ports Authority, Exempt Facility
Revenue Bonds (Wilmington Bulk LLC Project),
VRDN, AMT, Series A, 2.38% due 9/01/2022 (a)	1,095	1,095,000

North Carolina State Ports Authority, Port Facilities
Revenue Refunding Bonds, VRDN, AMT, Series A-2,
2.20% due 3/01/2013 (a)	95	95,000

Oneals Water District, Johnston County, North Carolina,
GO, BAN, 3.75% due 7/23/2008	2,418	2,419,838

Piedmont Triad Airport Authority, North Carolina,
Special Facility Revenue Bonds (Cessna Aircraft
Company Project), VRDN, 2.20% due 10/01/2012 (a)	495	495,000

Rockingham County, North Carolina, Industrial
Facilities and Pollution Control Financing Authority
Revenue Bonds (Whiteridge Inc. Project), VRDN,
AMT, 2.38% due 2/01/2013 (a)	415	415,000

Rowan County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, PCR,
IDR (Hon Industries Project), VRDN, AMT, 2.20%
due 4/01/2018 (a)	2,300	2,300,000

Rutherford County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR (All
American Homes of North Carolina), VRDN, AMT,
2.20% due 11/01/2011 (a)	2,400	2,400,000

South Central Water and Sewer District, Harnett
County, North Carolina, GO, BAN, 2.75%
due 12/17/2008	5,038	5,046,766

Spring Lake, North Carolina, GO, BAN, 3.90%
due 5/21/2008	1,044	1,044,512

Stanley County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Patrick Industries Project), VRDN, AMT,
3.55% due 8/01/2010 (a)	1,400	1,400,000

Trinity, North Carolina, GO, BAN, 4.25% due 4/23/2008	1,324	1,324,315

Union County, North Carolina, GO, Refunding, VRDN,
Series A, 2.07% due 3/01/2029 (a)	195	195,000

University of North Carolina at Chapel Hill, Hospital
Revenue Refunding Bonds, VRDN, Series B, 1.15%
due 2/15/2031 (a)	7,010	7,010,000

University of North Carolina, University Revenue
Refunding Bonds, VRDN, Series B, 2.08%
due 12/01/2025 (a)	3,230	3,230,000

Vance County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(HH Hunt Manufacturing Facilities LLC Project),
VRDN, 2.25% due 6/01/2015 (a)	2,060	2,060,000

Wake County, North Carolina, GO, VRDN, Series B,
2.07% due 4/01/2021 (a)	2,900	2,900,000

See Notes to Financial Statements.

36 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (concluded)

CMA North Carolina Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina (continued)

Wake County, North Carolina, Housing Authority, M/F
Housing Revenue Bonds (Casa-Melvid Apartments),
VRDN, AMT, Series A, 2.24% due 11/01/2033 (a)	$ 2,400	$ 2,400,000

Wilson County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Supreme/Murphy Truck Project), VRDN, AMT, 3.60%
due 6/01/2015 (a)	1,400	1,400,000

Winston-Salem, North Carolina, Water and Sewer
System Revenue Bonds, VRDN, Series B, 2.08%
due 6/01/2030 (a)	1,300	1,300,000

Winston-Salem, North Carolina, Water and Sewer
System, Revenue Refunding Bonds, VRDN, Series C,
2.10% due 6/01/2028 (a)	2,000	2,000,000

	Par
Municipal Bonds	(000)	Value

North Carolina (concluded)

Yancey County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Altec Industries, Inc. Project), VRDN, AMT, 2.38%
due 3/01/2027 (a)	$ 4,000	$ 4,000,000

		267,800,051

Puerto Rico — 2.7%

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	7,500	7,520,652

Total Investments (Cost — $275,320,703*) — 99.5%		275,320,703
Other Assets Less Liabilities — 0.5%		1,356,172

Net Assets — 100.0%		$276,676,875

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date. (b) AMBAC Insured.

(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities. (d) MBIA Insured. (e) FSA Insured.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

37

Schedule of Investments March 31, 2008

CMA Ohio Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio — 99.2%

ABN AMRO MuniTops Certificates Trust, Cincinnati,
Ohio, School District, GO, VRDN, Series 2003-34,
2.23% due 12/01/2011 (a)(b)(c)	$ 10,820	$ 10,820,000

ABN AMRO MuniTops Certificates Trust, Westerville,
Ohio, City School District, VRDN, Series 2001-3,
2.26% due 6/01/2009 (b)(c)(d)	5,030	5,030,000

American Municipal Power, Inc., Ohio, BAN:
3.50% due 10/30/2008	1,684	1,683,775
(Amherst City Project), 3.50% due 11/25/2008	490	490,000
(Bowling Green Projects), 3.50% due 11/25/2008	1,558	1,558,000
(Bryan Project), 3.85% due 8/15/2008	3,240	3,240,000
(Hubbard Project), 3.70% due 9/25/2008	533	532,750
(Lodi Village Project), 3% due 3/12/2009	800	803,749
(Oberlin Project), 3.50% due 12/04/2008	335	335,000
(Saint Mary’s Project), 3.70% due 10/02/2008	390	390,000
(Shelby Projects), 3.45% due 11/13/2008	4,365	4,365,000
(Yellow Springs Project), 4.05% due 10/30/2008	175	175,393

American Municipal Power, Inc., Ohio, CP, 2.55%
due 4/04/2008	16,000	16,000,000

American Municipal Power, Inc., Ohio, RAN (Brewster
Village Project), 3.50% due 1/09/2009	540	541,651

American Municipal Power, Inc., Ohio, Revenue
Refunding Bonds (Combustion Turbine Project),
VRDN, 2.24% due 3/01/2023 (b)	1,380	1,380,000

Avon, Ohio, Local School District, GO, BAN, 3.50%
due 1/08/2009	1,470	1,475,737

Avon, Ohio, Special Assessment, BAN (Jaycox), 2.10%
due 9/03/2008	400	400,000

Barberton, Ohio, GO, BAN:
3.75% due 11/13/2008	665	666,074
2.25% due 4/08/2009	1,090	1,094,262

Brunswick, Ohio, BAN, 3.70% due 12/04/2008	240	240,392

Buckeye Tobacco Settlement Financing Authority,
Ohio, Tobacco Settlement Asset-Backed Bonds,
VRDN (b)(c):
FLOATS, Series 2125, 2.31% due 6/01/2017	15,961	15,961,500
ROCS, Series II-R-10308, 2.27% due 6/01/2017	3,900	3,900,000

Butler County, Ohio, GO, BAN, 4.10% due 8/07/2008	740	741,679

Butler County, Ohio, Healthcare Facilities
Revenue Bonds (LifeSphere), VRDN, 2.24%
due 5/01/2030 (b)	12,140	12,140,000

Butler County, Ohio, Technology and Career
Development School District, GO, BAN, 4.25%
due 6/20/2008	2,000	2,002,003

Celina, Ohio, GO, BAN, 3.75% due 11/12/2008	1,080	1,081,866

Cincinnati, Ohio, City School District, COP,
ROCS, VRDN, Series II-R-12049, 2.28%
due 12/15/2016 (a)(b)(c)	1,000	1,000,000

Cincinnati, Ohio, City School District, GO, PUTTERS,
VRDN, Series 315, 2.29% due 6/01/2010 (a)(b)(c)	3,250	3,250,000

Clark County, Ohio, GO, BAN:
4% due 5/08/2008	700	700,195
2.50% due 2/11/2009	200	200,677

	Par
Municipal Bonds	(000)	Value

Ohio (continued)

Cleveland Heights, Ohio, GO, BAN, 4% due 8/07/2008	$1,610	$ 1,611,474

Cleveland, Ohio, Airport System Revenue Bonds, VRDN,
AMT, Series D, 2.15% due 1/01/2027 (b)	4,400	4,400,000

Cleveland, Ohio, Water Revenue Refunding Bonds,
VRDN, Series M, 1.95% due 1/01/2033 (a)(b)	4,000	4,000,000

Clinton County, Ohio, Human Services, GO, BAN,
3.875% due 4/10/2008	975	974,892

Clinton-Massie Local School District, Ohio, GO, BAN,
4% due 11/18/2008	1,580	1,585,423

Columbus, Ohio, City School District, GO,
Refunding, PUTTERS, VRDN, Series 1488, 2.29%
due 6/01/2014 (a)(b)(c)	3,330	3,330,000

Columbus, Ohio, GO, Refunding (Police and Firemen
Disability), 5% due 7/15/2008 (e)	750	761,973

Columbus, Ohio, Regional Airport Authority, M/F
Housing Revenue Refunding Bonds (West Bay
Apartments Project), VRDN, AMT, 2.45%
due 12/01/2034 (b)	8,035	8,035,000

Columbus, Ohio, Regional Airport Authority Revenue
Bonds, PUTTERS, VRDN, Series 2353, 2.29%
due 1/01/2015 (a)(b)(c)(d)	8,000	8,000,000

Columbus, Ohio, Sewer Revenue Refunding Bonds,
VRDN, Series B, 1.78% due 6/01/2032 (b)	3,060	3,060,000

Cuyahoga County, Ohio, AMT, IDR, VRDN, Refunding
(Parma Care Center Inc. Project), 2.29%
due 12/01/2011 (b)	1,255	1,255,000

Cuyahoga County, Ohio, Civic Facility Revenue Bonds
(Fairfax Development Corporation), VRDN, 2.29%
due 6/01/2022 (b)	4,155	4,155,000

Cuyahoga County, Ohio, EDR (Cleveland Botanical
Garden Project), VRDN, 2.27% due 7/01/2031 (b)	3,000	3,000,000

Cuyahoga County, Ohio, Health Care Facilities Revenue
Bonds (Catholic Charities Facilities), VRDN, 2.42%
due 7/01/2012 (b)	2,030	2,030,000

Cuyahoga County, Ohio, IDR, VRDN (b):
(AFI Generations LLC Projects), AMT, Series B,
2.31% due 4/01/2037	3,485	3,485,000
(All Foils, Inc. Project), AMT, Series A, 2.31%
due 4/01/2017	1,810	1,810,000
(Athens Pastries Inc. Project), AMT, 2.36%
due 6/03/2009	65	65,000
(Erieview Metal Treating Project), 2.36%
due 5/05/2010	145	145,000
(Orlando Baking Company Project), AMT, 2.70%
due 1/01/2023	6,000	6,000,000

Dayton-Montgomery County Port Authority, Ohio,
Special Airport Facilities Revenue Bonds
(Wilmington Air Park LLC), VRDN, AMT, Series C,
2.26% due 2/01/2037 (b)	8,000	8,000,000

Delaware County, Ohio, Port Authority, EDR (Columbus
Zoological Park), VRDN, 2.26% due 8/01/2018 (b)	4,000	4,000,000

Deutsche Bank SPEARS/LIFERS Trust, Buckeye Tobacco
Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, SPEARS,
VRDN, Series DBE-619, 2.27% due 6/01/2017 (b)(c)	11,500	11,500,000

See Notes to Financial Statements.

38 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

CMA Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio (continued)

Dover, Ohio, Various Purpose Improvement Notes, GO,
4.25% due 4/03/2008	$ 1,795	$ 1,795,078

Eagle Tax-Exempt Trust, Cleveland, Ohio, Water
District, VRDN, Series 98, Class 3501, 2.58%
due 1/01/2021 (b)(c)(d)	4,000	4,000,000

Elyria, Ohio, GO, BAN:
4.25% due 7/03/2008	600	600,593
Series 2, 4% due 10/02/2008	3,340	3,346,179

Euclid, Ohio, GO, BAN, 4% due 5/29/2008	1,970	1,970,764

Fairborn, Ohio, Dispatch System, GO, BAN, 3.25%
due 10/30/2008	245	245,843

Fairborn, Ohio, GO, BAN:
4.25% due 6/26/2008	705	705,709
Special Assessment, 4.50% due 8/15/2008	270	270,681

Fairborn, Ohio, Water System Improvements, GO, BAN,
4.50% due 6/26/2008	250	250,403

Franklin County, Ohio, Health Care Facilities Revenue
Bonds (Heritage Day Health Centers Project), VRDN,
2.60% due 3/01/2028 (b)	2,500	2,500,000

Franklin County, Ohio, Health Care Facilities, Revenue
Refunding Bonds, VRDN (b):
(Ohio Presbyterian Retirement Services), Series C,
2.40% due 7/01/2020	3,000	3,000,000
(Worthington Christian), 2.60% due 7/01/2016	3,570	3,570,000

Franklin County, Ohio, Hospital Facilities Revenue
Bonds (OhioHealth Corporation), VRDN, 3.01%
due 5/01/2041 (b)(f)	1,400	1,400,000

Franklin County, Ohio, Senior Housing Revenue Bonds
(Saint George Commons Apartments), VRDN, 2.35%
due 12/15/2037 (b)(g)	2,385	2,385,000

Fulton County, Ohio, Revenue Refunding Bonds
(Fulton County Health Center), VRDN, 4%
due 11/01/2035 (b)	2,520	2,520,000

Geauga County, Ohio, Human Services Building, GO,
BAN, 4% due 12/04/2008	350	350,916

Geauga County, Ohio, Library Center Construction, GO,
BAN, 2.75% due 2/26/2009	290	291,285

Geauga County, Ohio, Safety Center Improvements,
GO, BAN, 4% due 8/27/2008	750	750,733

Greene County, Ohio, IDR (FC Limited/AFC Stamping),
VRDN, AMT, 2.36% due 9/01/2016 (b)	175	175,000

Hamilton County, Ohio, Hospital Facilities Revenue
Bonds (Children's Hospital Medical Center), VRDN (b):
2.21% due 5/15/2028	5,000	5,000,000
Series M, 2.15% due 5/15/2037	2,100	2,100,000

Hamilton County, Ohio, Student Housing Revenue
Bonds (Block 3 Community Urban Redevelopment
Corporation Project), VRDN, 2.32%
due 8/01/2036 (b)	3,155	3,155,000

Hamilton, Ohio, GO, BAN, 4% due 9/11/2008	3,510	3,513,790

Huber Heights, Ohio, IDR (Lasermike Inc. Project),
VRDN, 2.36% due 12/01/2014 (b)	525	525,000

	Par
Municipal Bonds	(000)	Value

Ohio (continued)

Independence, Ohio, EDR, Refunding
(Rockside Spectrum Building), VRDN, 2.42%
due 12/01/2016 (b)	$ 2,165	$ 2,165,000

Indian Lake, Ohio, Local School District, School
Construction, GO, BAN, 4% due 12/11/2008	835	838,375

Kent, Ohio, GO, BAN, 4% due 10/16/2008	700	701,469

Kent State University, Ohio, University Revenue Bonds,
FLOATS, VRDN, 2.80% due 5/01/2031 (b)(c)(d)	15,200	15,200,000

Lake County, Ohio, GO, BAN:
4.25% due 5/15/2008	640	640,379
4.25% due 7/18/2008	585	585,839

Lancaster, Ohio, Street Improvements, GO, BAN, 4%
due 10/16/2008	700	701,763

Licking County, Ohio, GO (Mountainview Project), BAN,
4.50% due 9/03/2008	700	702,214

Lima, Ohio, Hospital Revenue Bonds (Lima Memorial
Hospital Project), VRDN, 3.50% due 4/01/2037 (b)	1,600	1,600,000

Lima, Ohio, Water Systems Capital Facilities, GO, BAN,
4.25% due 5/29/2008	3,490	3,491,895

Lorain County, Ohio, Highway Improvement, GO,
Refunding, BAN, Series B, 4.25% due 6/04/2008	1,780	1,781,521

Lorain County, Ohio, Sewer Improvement, GO, BAN,
4.50% due 8/15/2008	755	757,123

Lyndhurst, Ohio, GO, Street Improvement, BAN, 2%
due 2/26/2009	1,000	1,001,865

Mahoning County, Ohio, AMT, IDR, VRDN (b):
(Industrial Waste Control Project), 2.36%
due 12/01/2032	1,430	1,430,000
(M&J Development Limited Project), 2.36%
due 5/01/2021	2,370	2,370,000

Marion County, Ohio, GO, BAN (Legacy Crossing),
4.10% due 5/01/2008	858	858,266

Marion, Ohio, GO, BAN, 4% due 6/26/2008	675	675,309

Mason, Ohio, IDR (O D M Properties LLC Project),
VRDN, AMT, 2.46% due 11/01/2018 (b)	1,155	1,155,000

Medina County, Ohio, IDR (Partners in Plastics
Project), VRDN, AMT, 2.36% due 9/01/2012 (b)	600	600,000

Miami County, Ohio, GO, BAN, 4% due 11/27/2008	1,680	1,686,305

Montgomery County, Ohio, IDR (Citywide Development
Corporation Project), VRDN, AMT, 3.60%
due 12/01/2013 (b)	1,115	1,115,000

Montgomery County, Ohio, M/F Housing Revenue
Refunding Bonds (Timber Creek Village Apartments),
VRDN, AMT, 2.32% due 12/01/2027 (b)	4,970	4,970,000

Montgomery County, Ohio, Revenue Refunding Bonds
(Miami Valley Hospital), VRDN, Series A, 1.30%
due 11/15/2022 (b)	34,200	34,200,000

Muskingum County, Ohio, GO, BAN:
4% due 9/25/2008	450	452,136
3.50% due 1/15/2009	2,110	2,119,246

Muskingum County, Ohio, Sanitation and Sewer
Improvements, GO, BAN, 4.15% due 9/25/2008	620	621,601

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

39

Schedule of Investments (continued)

CMA Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio (continued)

Ohio State Solid Waste Revenue Bonds (Republic
Services, Inc. Project), VRDN, AMT, 2.65%
due 11/01/2035 (b)	$ 3,200	$ 3,200,000

Ohio State Water Development Authority, Pollution
Control Facilities, Revenue Refunding Bonds
(FirstEnergy Nuclear Generation Corporation Project),
VRDN, AMT, Series A, 2% due 8/01/2033 (b)	4,000	4,000,000

Olmsted Falls, Ohio, City School District, GO, BAN:
3.75% due 12/18/2008	350	351,413
3.50% due 1/15/2009	834	837,847

Painesville, Ohio, GO, BAN, Series 2, 4%
due 11/07/2008	700	702,039

Parma Heights, Ohio, Street Improvements, GO, BAN,
3.75% due 9/12/2008	1,405	1,405,000

Pickerington, Ohio, GO, BAN, 2.25% due 2/27/2009	2,250	2,260,570

Port of Greater Cincinnati Development Authority,
Ohio, Special Obligation Development Revenue
Bonds, VRDN (b):
(Springdale Public Infrastructure), 2.25%
due 2/01/2031	5,935	5,935,000
(Sycamore Township), Series A, 2.24%
due 2/01/2039	3,000	3,000,000

Portage County, Ohio, IDR (Singer Steel Company
Project), VRDN, AMT, 2.70% due 1/01/2020 (b)	4,845	4,845,000

Portage County, Ohio, Industrial Revenue Bonds
(John E. Susong Project), VRDN, Series B, 2.36%
due 5/02/2016 (b)	620	620,000

Portage County, Ohio, Industrial Revenue Refunding
Bonds, VRDN (b):
(John E. Susong Project), Series A, 2.36%
due 5/02/2011	560	560,000
(PM Properties One Ltd.), AMT, 3.60%
due 11/01/2012	1,075	1,075,000

Richland County, Ohio, Correctional Facilities, GO, BAN,
3.50% due 1/15/2009	3,000	3,013,839

Saint Marys, Ohio, City School District, GO, BAN:
3.625% due 6/10/2008	2,050	2,053,050
3.75% due 6/10/2008	2,670	2,673,415

Saint Mary's, Ohio, Sanitation Improvement, GO, BAN,
4% due 6/04/2008	559	559,191

Sandusky, Ohio, GO, BAN, Series 1, 4.25%
due 10/22/2008	2,000	2,008,110

Seneca County, Ohio, Capital Improvements, GO, BAN,
3.80% due 11/13/2008	605	606,158

Seven Hills, Ohio, Street Improvements, GO, BAN,
3.45% due 12/04/2008	1,415	1,415,000

Sharonville, Ohio, GO, BAN, 4.25% due 7/25/2008	980	981,405

Sharonville, Ohio, Road Improvement, GO, BAN,
3.50% due 1/21/2009	500	502,356

Solon, Ohio, Fire Station, GO, BAN, 3.75%
due 11/20/2008	2,500	2,505,402

40 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

	Par
Municipal Bonds	(000)	Value

Ohio (continued)

North Olmsted, Ohio, Capital Improvement and
Equipment, BAN, 2.35% due 4/02/2009	$ 1,820	$ 1,823,549

North Ridgeville, Ohio, Capital Improvement, GO, BAN:
Series 2, 4% due 6/05/2008	715	715,335
Series 3, 3.95% due 6/05/2008	490	490,188

North Royalton, Ohio, Storm Sewer Improvement, GO,
BAN, 2.15% due 2/26/2009	2,500	2,504,434

North Royalton, Ohio, Street Improvement, GO, BAN,
2.55% due 7/28/2008	3,168	3,173,134

Ohio State Air Quality Development Authority, Revenue
Refunding Bonds, VRDN (b):
(Cincinnati Gas and Electric), Series A, 2.40%
due 9/01/2030	2,100	2,100,000
(Cincinnati Gas and Electric), Series B, 2.55%
due 9/01/2030	2,100	2,100,000
(FirstEnergy Nuclear Generation Corporation
Project), AMT, Series A, 2.02% due 6/01/2033	3,100	3,100,000

Ohio State Building Authority, State Facilities Revenue
Bonds (Administrative Building Fund Projects), VRDN,
Series A, 5.25% due 10/01/2008 (b)(e)	145	148,148

Ohio State, Common Schools, GO, VRDN (b):
Series A, 1.95% due 3/15/2025	760	760,000
Series B, 1.95% due 6/15/2026	1,750	1,750,000

Ohio State, GO, PUTTERS, VRDN (b)(c):
Series 306, 2.29% due 11/01/2018	9,460	9,460,000
Series 1485, 2.41% due 3/15/2014 (d)	4,565	4,565,000

Ohio State, HFA, Mortgage Revenue Refunding
Bonds, MERLOTS, VRDN, AMT, Series A02, 2.30%
due 3/01/2036 (b)(c)(h)	3,500	3,500,000

Ohio State, HFA, Residential Mortgage Revenue Bonds,
AMT, VRDN (b):
Series B-3, 2.25% due 9/01/2034	3,645	3,645,000
Series I, 2.15% due 9/01/2036	5,000	5,000,000

Ohio State Higher Educational Facilities Commission,
Higher Educational Facility Revenue Bonds (Kenyon
College Project), VRDN, 3.50% due 11/01/2035 (b)	2,700	2,700,000

Ohio State Higher Educational Facilities Commission
Revenue Bonds (Pooled Financing), VRDN, 2.25%
due 9/01/2024 (b)	4,420	4,420,000

Ohio State Higher Educational Facilities Commission,
Revenue Refunding Bonds (Pooled Financing),
VRDN, 2.25% due 12/01/2016 (b)	1,245	1,245,000

Ohio State Higher Educational Facility Revenue Bonds
(Case Western Reserve University), VRDN, Series A,
1.35% due 10/01/2031 (b)	6,000	6,000,000

Ohio State Higher Educational Facilities, Revenue
Refunding Bonds (Antioch University), VRDN, 2.51%
due 2/01/2029 (b)	6,300	6,300,000

Ohio State IDR (University Forest Products Project),
VRDN, AMT, 2.25% due 10/01/2020 (b)	2,700	2,700,000

Ohio State, Infrastructure Improvement, GO, VRDN,
Series B, 1.95% due 8/01/2021 (b)	1,200	1,200,000

See Notes to Financial Statements.

Schedule of Investments (concluded)

CMA Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio (continued)

Stark County, Ohio, Port Authority, AMT, EDR, VRDN (b):
(Meiser Bartley Gratings Project), 2.70%
due 4/01/2015	$ 5,100	$ 5,100,000
(Slesnick Iron and Metal Project), 2.70%
due 8/01/2017	3,130	3,130,000

Student Loan Funding Corporation, Cincinnati, Ohio,
Student Loan Revenue Refunding Bonds, VRDN,
AMT, Senior Series A-2, 2.17% due 8/01/2010 (b)	30,000	30,000,000

Summit County, Ohio, Exempt Facility Revenue Bonds
(KB Compost Services Inc. Project), VRDN, AMT,
2.36% due 12/01/2011 (b)	1,250	1,250,000

Summit County, Ohio, IDR (Waldonia Investment
Project), VRDN, AMT, 2.36% due 7/01/2018 (b)	370	370,000

Summit County, Ohio, Port Authority Revenue Bonds
(Compost Services, Inc. Project), VRDN, AMT, 2.36%
due 4/01/2021 (b)	4,125	4,125,000

Tipp City, Ohio, Capital Facilities, GO, Refunding, BAN,
4% due 4/24/2008	395	395,075

Trumbull County, Ohio, IDR (Ellwood Engineered
Casting Company), Refunding, VRDN, AMT, 2.36%
due 4/01/2013 (b)	3,500	3,500,000

Trumbull County, Ohio, IDR (McDonald
Steel Corporation), VRDN, AMT, 2.36%
due 4/01/2017 (b)	2,000	2,000,000

	Par
Municipal Bonds	(000)	Value

Ohio (concluded)

Union County, Ohio, GO, BAN, 3.50%
due 12/10/2008	$ 905	$ 908,050

Valley View, Ohio, IDR, Refunding and Improvement
Bonds (Sweet Valley Dillon), VRDN, 2.36%
due 4/01/2011 (b)	530	530,000

Wapakoneta, Ohio, City School District, GO, BAN,
3.50% due 6/26/2008	3,200	3,203,594

Wapakoneta, Ohio, GO, BAN, 3.85% due 12/04/2008	735	736,200

Warren County, Ohio, IDR (PAC Manufacturing LLC
Project), VRDN, AMT, 1.40% due 12/01/2025 (b)	1,050	1,050,000

Warren County, Ohio, Infrastructure Improvements,
GO, BAN, 4.15% due 9/05/2008	570	570,947

West Chester Township, Ohio, Tax Increment Financing
Revenue Bonds (West Chester Streets Project),
VRDN, 2.35% due 12/01/2021 (b)	3,230	3,230,000

Willoughby, Ohio, IDR (Malish Brush and Specialty),
VRDN, AMT, 3.60% due 6/01/2009 (b)	410	410,000

Wilmington, Ohio, GO (Lowes Drive Construction
Project), BAN, 4.50% due 7/25/2008	670	671,471

Wood County, Ohio, IDR (Jerl Machine Project), VRDN,
AMT, 2.34% due 9/01/2016 (b)	1,310	1,310,000

Total Investments (Cost — $477,245,665*) — 99.2%		477,245,665
Other Assets Less Liabilities — 0.8%		3,676,522

Net Assets — 100.0%		$480,922,187

* Cost for federal income tax purposes.

(a) FSA Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) MBIA Insured.

(e) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(f) AMBAC Insured.
(g) FNMA Collateralized.
(h) GNMA Collateralized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

41

Schedule of Investments March 31, 2008

CMA Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania — 97.2%

ABN AMRO MuniTops Certificates Trust, Pennsylvania,
GO, Refunding, VRDN, Series 2006-48, 2.24%
due 5/15/2014 (a)(b)(c)	$ 10,230	$ 10,230,000

ABN AMRO MuniTops Certificates Trust, Pennsylvania
Turnpike Commission Revenue Bonds, VRDN,
Series 2004-9, 2.31% due 12/01/2012 (b)(c)(d)(e)	8,100	8,100,000

ABN AMRO MuniTops Certificates Trust, Philadelphia,
Pennsylvania, Water and Wastewater Revenue
Bonds, VRDN, Series 2005-15, 2.24%
due 7/01/2013 (a)(b)(c)	4,600	4,600,000

ABN AMRO MuniTops Certificates Trust, Upper Saint
Clair Township School District, Pennsylvania,
GO, Refunding, VRDN, Series 2002-5, 2.23%
due 7/15/2010 (a)(b)(c)(e)	7,010	7,010,000

Allegheny County, Pennsylvania, GO, Refunding,
FLOATS, VRDN, Series 2492, 2.21%
due 11/01/2026 (a)(b)(c)	6,750	6,750,000

Allegheny County, Pennsylvania, Hospital Development
Authority, Health Care Revenue Bonds
(Dialysis Clinic, Inc.), VRDN, Series B, 2.10%
due 12/01/2019 (b)	1,500	1,500,000

Allegheny County, Pennsylvania, Hospital Development
Authority Revenue Bonds, VRDN (b):
(Presbyterian University Hospital), ACES,
Series B-2, 2.07% due 3/01/2018	2,600	2,600,000
(Presbyterian University Hospital), ACES,
Series B-3, 2.07% due 3/01/2018	2,380	2,380,000
(University of Pittsburgh Medical Center), PUTTERS,
Series B-1, 2.35% due 12/01/2016 (c)	8,390	8,390,000

Allegheny County, Pennsylvania, Hospital Development
Authority, Revenue Refunding Bonds, VRDN (b):
ROCS, Series II-R-11054CE, 2.27%
due 11/15/2040 (c)	4,380	4,380,000
(University of Pittsburgh Medical Center),
Series B, 5% due 6/15/2008	1,100	1,102,784

Bank of America Macon Trust, Pennsylvania Economic
Development Financing Authority, Solid Waste
Disposal Revenue Bonds, VRDN, AMT, Series V,
2.29% due 11/01/2028 (b)(c)	8,300	8,300,000

Beaver County, Pennsylvania, IDA, PCR, Refunding
(FirstEnergy Nuclear Generation Corporation
Project), VRDN, 1.25% due 4/01/2041 (b)	1,655	1,655,000

Berks County, Pennsylvania, GO, VRDN, 6.60%
due 11/01/2023 (b)(f)	3,000	3,000,000

Berks County, Pennsylvania, IDA, IDR (Zenith
Properties LP Project), VRDN, AMT, 2.25%
due 6/01/2031 (b)	6,280	6,280,000

Berks County, Pennsylvania, Municipal Authority
Revenue Bonds (Phoebe-Devitt Homes Project),
VRDN, Series A, 2.05% due 5/01/2037 (b)	2,900	2,900,000

Bethlehem, Pennsylvania, Area School District, GO,
VRDN, 2.25% due 1/01/2032 (a)(b)	12,300	12,300,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Bradford County, Pennsylvania, IDA, Revenue Bonds
(State Aggregates Inc. Project), VRDN, AMT, 2.25%
due 2/01/2015 (b)	$ 2,305	$ 2,305,000

Bucks County, Pennsylvania, IDA, Revenue Bonds,
VRDN, AMT (b):
(L&P Properties LP Project), Series A, 2.35%
due 6/01/2014	2,915	2,915,000
(Specialty Ring Products Inc.), 2.25%
due 10/01/2009	265	265,000

Carbondale, Pennsylvania, IDA, IDR (J.M. Wells
Company LP Project), VRDN, AMT, 2.36%
due 9/01/2015 (b)	1,235	1,235,000

Chester County, Pennsylvania, IDA, Revenue Bonds,
VRDN, AMT (b):
(The Hankin Group), Series A, 2.25%
due 12/01/2020	2,135	2,135,000
(West Vincent Association), Series B, 2.25%
due 12/01/2020	2,325	2,325,000

Chester County, Pennsylvania, IDA, Student Housing
Revenue Bonds (University Student Housing LLC
Project), VRDN (b):
2.31% due 8/01/2035	7,350	7,350,000
Series A, 2.25% due 2/01/2043	4,000	4,000,000

Crawford County, Pennsylvania, IDA (Heatrix Inc.
Project), VRDN, AMT, Series A, 2.70%
due 11/01/2017 (b)	900	900,000

Cumberland County, Pennsylvania, Municipal Authority,
College Revenue Bonds (Dickinson College), VRDN,
Series B, 3.45% due 11/01/2008 (b)(g)	2,300	2,300,000

Cumberland County, Pennsylvania, Municipal Authority,
Revenue Refunding Bonds (Asbury Obligated Group),
VRDN, 2.07% due 1/01/2041 (b)	9,945	9,945,000

Delaware County, Pennsylvania, IDA, Environmental
Improvement Revenue Refunding Bonds (Sunoco Inc.
Project), VRDN, 2.10% due 11/01/2033 (b)	1,200	1,200,000

Delaware County, Pennsylvania, IDA, Resource
Recovery Facility, Revenue Refunding Bonds (General
Electric Capital Corp.), VRDN, Series G, 1.95%
due 12/01/2031 (b)	650	650,000

Delaware County, Pennsylvania, IDA, Revenue Bonds,
VRDN (b):
(The Agnes Irwin School), 2.10% due 10/01/2033	2,800	2,800,000
(Melmark, Inc. Project), 2.26% due 3/01/2026	1,000	1,000,000

Deutsche Bank SPEARS/LIFERS Trust, Philadelphia,
Pennsylvania, Airport Revenue Bonds, SPEARS,
VRDN, AMT (a)(b)(c):
Series DB-495, 2.30% due 6/15/2027	2,850	2,850,000
Series DB-558, 2.30% due 6/15/2037	600	600,000

Elizabethtown, Pennsylvania, IDA, Revenue Refunding
Bonds (Pennsylvania College), VRDN, 2.31%
due 6/15/2029 (b)	3,000	3,000,000

Emmaus, Pennsylvania, General Authority Revenue
Bonds, VRDN, 2.10% due 12/01/2028 (a)(b)	9,800	9,800,000

See Notes to Financial Statements.

42 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (continued)

CMA Pennsylvania Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Erie, Pennsylvania, Water Authority, Revenue
Refunding Bonds, VRDN, Series A, 2.20%
due 12/01/2036 (a)(b)	$ 3,920	$ 3,920,000

Geisinger Authority, Pennsylvania, Health System,
ROCS, VRDN, Series II-R-11013, 2.24%
due 5/01/2037 (b)(c)	1,850	1,850,000

Grove City, Pennsylvania, Area Hospital Authority,
Health Care Facility Revenue Bonds (John XXIII
Home Project), VRDN, 2.32% due 2/01/2030 (b)	5,250	5,250,000

Hampden, Pennsylvania, IDA, Revenue Refunding
Bonds (Pennsylvania Pipe Inc.), VRDN, AMT, 2.25%
due 12/01/2014 (b)	2,330	2,330,000

Indiana County, Pennsylvania, IDA, PCR, Refunding
(Conemaugh Project), VRDN, AMT, Series A, 3.50%
due 6/01/2027 (b)	9,850	9,850,000

Jackson Township, Pennsylvania, IDA, Revenue Bonds
(V&S Lebanon Galvanizing Project), VRDN, AMT,
3.60% due 4/01/2021 (b)	2,865	2,865,000

Lackawanna County, Pennsylvania, IDA, IDR
(Herff Jones Inc. Project), VRDN, AMT, 2.55%
due 6/01/2026 (b)	1,400	1,400,000

Lancaster County, Pennsylvania, GO, VRDN, 2.24%
due 3/01/2031 (a)(b)	1,400	1,400,000

Lancaster, Pennsylvania, IDA, IDR (Buck Company
Project), VRDN, AMT, 2.20% due 2/01/2010 (b)	500	500,000

Lancaster, Pennsylvania, IDA, Revenue Bonds
(Student Lodging, Inc. Project), VRDN, 2.31%
due 12/01/2026 (b)	3,000	3,000,000

Lancaster, Pennsylvania, Municipal Authority, Revenue
Refunding Bonds, VRDN (b):
(Ephrata Community Hospital Project), 2.35%
due 1/01/2031	6,340	6,340,000
(Garden Spot Village Project), Series C, 2.35%
due 5/01/2036	5,000	5,000,000

Lehman Municipal Trust Receipts, Pennsylvania HFA,
FLOATS, VRDN, AMT, Series 2006-K57, 2.48%
due 10/01/2037 (b)(c)	2,500	2,500,000

Luzerne County, Pennsylvania, IDA, Revenue Bonds
(Nardone Brothers Baking Project), VRDN, AMT,
2.25% due 3/01/2019 (b)	1,650	1,650,000

Montgomery County, Pennsylvania, IDA, Revenue
Bonds, VRDN (b):
(Big Little Association Project), Series A, 2.25%
due 2/01/2019	1,205	1,205,000
(Edmund Optical Manufacturing LLC Project), AMT,
2.25% due 4/01/2016	2,405	2,405,000
(Girl Scouts of Southeastern Pennsylvania),
2.20% due 2/01/2025	920	920,000
(Independent Support System Project), 2.20%
due 3/01/2016	535	535,000
(Valley Forge Baptist), 2.20% due 9/01/2023	1,880	1,880,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Moon, Pennsylvania, IDA, First Mortgage Revenue
Bonds (Providence Point Project), VRDN, 2%
due 7/01/2038 (b)	$ 34,920	$ 34,920,000

Municipal Securities Trust Certificates, Butler County,
Pennsylvania, General Authority Revenue Bonds,
VRDN, Class A (a)(b)(c):
Series SGB 72, 3.05% due 10/01/2034	2,900	2,900,000
Series SGC 14, 2.30% due 10/01/2008	3,500	3,500,000

Municipal Securities Trust Certificates, Delaware Valley
Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, VRDN, Series SGC 15,
Class A, 2.29% due 6/01/2027 (b)(c)	5,500	5,500,000

New Garden General Authority, Pennsylvania, Revenue
Bonds (Municipal Pooled Financing Program II),
VRDN, 1.95% due 12/01/2033 (a)(b)	2,000	2,000,000

Northampton County, Pennsylvania, General Purpose
Authority Revenue Notes (Lafayette College), 3.35%
due 12/01/2008	3,000	3,000,000

Northampton County, Pennsylvania, General Purpose
Authority, University Revenue Bonds (Lafayette
College Project), VRDN, 2.10% due 11/01/2036 (b)	2,000	2,000,000

Northampton County, Pennsylvania, IDA, Revenue
Bonds, VRDN, AMT (b):
(DG Properties Inc. Project), 2.25%
due 7/01/2021	2,850	2,850,000
(Nicos Polymers & Grinding), 2.25%
due 2/01/2020	1,730	1,730,000
(Reale Association Project), 2.20%
due 4/01/2012	1,275	1,275,000

Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds
(Merck & Co. Inc. Project), VRDN, AMT, 2.28%
due 7/01/2031 (b)	15,000	15,000,000

Pennsylvania Economic Development Financing
Authority Revenue Bonds, VRDN (b):
(Conestoga Wood Specialists), Series C-1, 2.25%
due 3/01/2015	1,000	1,000,000
(Delancey Traditions Project), AMT, 2.30%
due 12/01/2036	2,800	2,800,000
(Evergreen Community Power Facility Project),
AMT, 2.31% due 12/01/2037	9,000	9,000,000
(Pennsylvania Waste, Inc. Project), AMT, 2.31%
due 10/01/2022	2,000	2,000,000
(Westrum Harleysville II Project), AMT, 2.30%
due 12/01/2034	3,000	3,000,000

Pennsylvania Economic Development Financing
Authority, Wastewater Treatment Revenue Refunding
Bonds (Sunoco Inc. — R & M Project), VRDN,
AMT (b):
Series A, 2.555% due 10/01/2034	1,900	1,900,000
Series B, 2.58% due 10/01/2034	2,300	2,300,000

Pennsylvania Energy Development Authority Revenue
Bonds (B&W Ebensburg Project), VRDN, AMT, 2.14%
due 12/01/2011 (b)	10,560	10,560,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

43

Schedule of Investments (continued)

CMA Pennsylvania Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN (b):
AMT, Series 83B, 2.25% due 4/01/2035	$ 6,830	$ 6,830,000
AMT, Series 83C, 2.25% due 10/01/2035	13,750	13,750,000
AMT, Series 85B, 2.25% due 4/01/2035	2,530	2,530,000
AMT, Series 86B, 2.15% due 4/01/2035	1,815	1,815,000
AMT, Series 87C, 2.25% due 10/01/2035	1,000	1,000,000
AMT, Series 89, 2.15% due 10/01/2035	8,915	8,915,000
AMT, Series 90C, 2.25% due 4/01/2036	15,000	15,000,000
AMT, Series 101A, 2.35% due 10/01/2038	1,400	1,400,000
FLOATS, AMT, Series 2158, 2.33%
due 4/01/2017 (c)	750	750,000
FLOATS, AMT, Series 2351, 2.33%
due 10/01/2037 (c)	2,370	2,370,000
MERLOTS, AMT, Series B15, 2.30%
due 10/01/2026 (c)	5,210	5,210,000
PUTTERS, AMT, Series 1592, 2.39%
due 10/01/2014 (c)	4,290	4,290,000
Series 101B, 2.15% due 10/01/2017	1,660	1,660,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding
Bonds, VRDN, AMT (b):
FLOATS, Series 2494, 2.33%
due 10/01/2033 (c)	1,675	1,675,000
Series 84C, 2.15% due 4/01/2018	4,700	4,700,000
Series 86C, 2.15% due 10/01/2035	1,200	1,200,000
Series 91B, 2.15% due 10/01/2036	12,700	12,700,000
Series 92B, 2.25% due 10/01/2036	20,300	20,300,000

Pennsylvania State, GO, VRDN (b):
FLOATS, Series 696, 2.21%
due 5/01/2018 (a)(c)	4,957	4,957,000
PUTTERS, Series 1382, 2.29%
due 10/01/2013 (c)	1,415	1,415,000
ROCS, Series II-R-11056, 2.24%
due 5/01/2015 (c)	1,700	1,700,000
Second Series, 5.25% due 10/01/2008	500	504,032

Pennsylvania, GO, Refunding:
First Series, 4.75% due 9/01/2008	1,130	1,139,088
Third Series, 5% due 7/01/2008	2,495	2,503,966

Pennsylvania State Higher Education Assistance
Agency, Student Loan Revenue Refunding Bonds,
VRDN, AMT, Series B, 2.13% due 1/01/2017 (a)(b)	6,000	6,000,000

Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds, VRDN (b):
(Drexel University Project), Series B, 2.21%
due 5/01/2033	4,700	4,700,000
(Honeysuckle Holdings Student Housing Project
at Bloomsburg University of Pennsylvania),
Series A, 2.21% due 7/01/2034	3,700	3,700,000
(Rosemont College Project), Series O, 3.42%
due 11/01/2008 (g)	900	900,000
(Waynesburg College), Series N2, 2.50%
due 5/01/2034	1,400	1,400,000

Pennsylvania State Public School Building Authority,
Lease Revenue Refunding Bonds, PUTTERS, VRDN,
Series 1877, 2.29% due 12/01/2016 (a)(b)(c)	2,495	2,495,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Pennsylvania State Public School Building
Authority, School Revenue Bonds,
ROCS, VRDN, Series II-R-11268, 2.29%
due 12/01/2023 (a)(b)(c)	$ 2,500	$ 2,500,000

Pennsylvania State Turnpike Commission, Registration
Fee Revenue Refunding Bonds, VRDN, Series D,
2.21% due 7/15/2041 (a)(b)	1,600	1,600,000

Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN (b):
Series A-1, 2.05% due 12/01/2030	14,900	14,900,000
Series A-3, 2.05% due 12/01/2030	2,285	2,285,000
Series U, 1.90% due 12/01/2019	1,800	1,800,000

Philadelphia, Pennsylvania, Airport Revenue
Bonds, FLOATS, VRDN, AMT, Series 2157, 2.24%
due 6/15/2017 (a)(b)(c)	1,800	1,800,000

Philadelphia, Pennsylvania, Authority for IDR,
Refunding, VRDN (b):
(Evangelical Manor Project), 2.28%
due 10/01/2038	2,400	2,400,000
(Fox Chase Cancer Center Project), Series A,
1.25% due 7/01/2031	1,100	1,100,000

Philadelphia, Pennsylvania, Authority for IDR, VRDN (b):
(Comhar Inc. Project), 2.15% due 9/01/2023	3,940	3,940,000
(Gift of Life Donor Program Project), 2.24%
due 12/01/2034	10,065	10,065,000
(Girard Estate — Aramark Project), 2.15%
due 6/01/2032	6,400	6,400,000
(Girard Estate Facilities Leasing), 2.15%
due 11/01/2031	3,700	3,700,000
(Greater Philadelphia Health Care), Revenue
Refunding Bonds, 2.24% due 1/01/2024	3,960	3,960,000
(Henry H. Ottens Manufacturing Project), 2.25%
due 10/01/2013	1,030	1,030,000
(Interim House West Project), 2.20%
due 9/01/2026	1,045	1,045,000
(Lannett Company Inc. Project), 2.25%
due 5/01/2014	675	675,000

Philadelphia, Pennsylvania, Gas Works, CP, 1%
due 5/12/2008	5,000	5,000,000

Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Revenue Refunding
Bonds (Philadelphia Protestant Home Project),
VRDN, 2.10% due 7/01/2023 (b)	1,650	1,650,000

Philadelphia, Pennsylvania, School District, GO, TRAN,
Series A, 4.50% due 6/27/2008	12,000	12,021,771

Philadelphia, Pennsylvania, Water and Wastewater
Revenue Refunding Bonds, VRDN, 2.05%
due 6/15/2023 (a)(b)	4,995	4,995,000

Saint Mary Hospital Authority of Bucks County,
Pennsylvania, Revenue Bonds (Catholic
Health Initiatives), VRDN, Series C, 2.05%
due 5/01/2044 (b)	14,000	14,000,000

Schuylkill County, Pennsylvania, IDA, Revenue Bonds
(K Tamaqua, LP Project), VRDN, AMT, 2.38%
due 1/01/2032 (b)	1,415	1,415,000

See Notes to Financial Statements.

44 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Schedule of Investments (concluded)

CMA Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Shippensburg Borough, Pennsylvania, Authority
Revenue Refunding Bonds (Bethlehem Area
School District Project), VRDN, 2.25%
due 7/01/2031 (a)(b)	$ 9,000	$ 9,000,000

Souderton, Pennsylvania, Area School District, GO
(High School Completion Project), VRDN, 2%
due 11/01/2024 (a)(b)	5,550	5,550,000

Spring Grove, Pennsylvania, Area School District, GO,
VRDN, 2.25% due 7/01/2026 (a)(b)	3,500	3,500,000

Stroudsburg, Pennsylvania, Area School District, GO,
TRAN, 4.50% due 6/30/2008	1,155	1,156,712

Susquehanna County, Pennsylvania, IDA, Revenue
Bonds (Stabler Companies Inc. Project), VRDN,
AMT, 2.25% due 12/01/2016 (b)	2,800	2,800,000

UBS Municipal CRVS Trust, Pennsylvania Economic
Development Financing Authority Revenue
Bonds, FLOATS, VRDN, Series 07-15, 2.26%
due 8/01/2011 (b)(c)	4,200	4,200,000

University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education,
Revenue Bonds, VRDN, (University Capital
Project) (b):
Series A, 2.08% due 9/15/2039	15,300	15,300,000
Series C, 2.10% due 9/15/2035	1,000	1,000,000

University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education,
Revenue Refunding Bonds, (University Capital
Project), VRDN (b):
Series A, 2.08% due 9/15/2010	8,500	8,500,000
Series A, 2.08% due 9/15/2011	4,700	4,700,000
Series A, 2.08% due 9/15/2014	850	850,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (concluded)

University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education,
Revenue Refunding Bonds, (University Capital
Project), VRDN (b) (concluded):
Series A, 2.08% due 9/15/2016	$ 1,100	$ 1,100,000
Series A, 2.08% due 9/15/2018	3,800	3,800,000
Series A, 2.08% due 9/15/2019	4,350	4,350,000
Series A, 2.08% due 9/15/2020	3,700	3,700,000
Series A, 2.08% due 9/15/2022	2,400	2,400,000
Series B, 2.08% due 9/15/2029	3,700	3,700,000

Upper Merion, Pennsylvania, Municipal Utility
Authority, Revenue Refunding Bonds, VRDN, 2.24%
due 9/01/2016 (b)	1,495	1,495,000

Venango, Pennsylvania, IDA, CP, 2% due 5/08/2008	20,540	20,540,000

Washington County, Pennsylvania, Authority Revenue
Refunding Bonds (University of Pennsylvania),
VRDN, 1.78% due 7/01/2034 (b)	650	650,000

York County, Pennsylvania, GO, TRAN, 3.50%
due 6/30/2008	1,920	1,923,454

York County, Pennsylvania, IDA, Revenue Bonds
(495 Leasing Project), VRDN, AMT, 2.25%
due 6/01/2021 (b)	1,810	1,810,000

		648,903,807

Puerto Rico — 1.1%

Puerto Rico Commonwealth, TRAN, 4.25%
due 7/30/2008	7,000	7,019,275

Total Investments (Cost — $655,923,082*) — 98.3%		655,923,082
Other Assets Less Liabilities — 1.7%		11,428,529

Net Assets — 100.0%		$667,351,611

* Cost for federal income tax purposes.

(a) FSA Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d) AMBAC Insured.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) MBIA Insured.
(g) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

45

Statements of Assets and Liabilities

	CMA	CMA	CMA
March 31, 2008	Arizona	California	Connecticut

Assets

Investments at value — unaffiliated[1]	$ 203,558,624	$3,827,673,646	$ 641,239,959
Cash	63,635	84,168,633	32,171,233
Interest receivable	1,043,603	21,646,286	3,363,587
Investments sold receivable	—	—	—
Prepaid expenses and other assets	6,876	91,415	13,883

Total assets	204,672,738	3,933,579,980	676,788,662

Liabilities

Investments purchased payable	—	—	—
Investment advisory fees payable	88,481	1,319,007	275,817
Distribution fees payable	27,808	495,126	89,281
Other affiliates payable	3,055	56,195	10,151
Beneficial interest redeemed payable	2,928	74,804	11,129
Other accrued expenses payable	35,636	185,075	54,915

Total liabilities	157,908	2,130,207	441,293

Net Assets

Net Assets	$ 204,514,830	$3,931,449,773	$ 676,347,369

Net Assets Consist of

Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized	$ 20,458,320	$ 393,099,112	$ 67,630,745
Paid-in capital in excess of par	184,095,473	3,537,516,792	608,602,369
Undistributed net investment income	45	—	—
Accumulated net realized gain/loss	(39,008)	833,869	114,255

Net Assets — Equivalent to $1.00 per share based on shares of beneficial interest outstanding[2]	$ 204,514,830	$3,931,449,773	$ 676,347,369

[1] Cost	$ 203,558,624	$3,827,673,646	$ 641,239,959

[2] Shares of beneficial interest outstanding	204,583,201	3,930,991,119	676,307,448

See Notes to Financial Statements.

46 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania

$ 367,935,611	$ 464,397,535	$ 299,590,456	$1,656,022,091	$3,633,447,820	$ 275,320,703	$ 477,245,665	$ 655,923,082
3,685,095	644,963	14,197,095	110,976,233	1,090,823	203,001	17,386,981	10,350
1,507,349	2,076,682	1,696,903	9,392,813	21,628,005	1,332,757	3,333,914	3,799,626
—	—	7,484,765	—	—	—	—	8,051,065
14,047	14,766	17,918	34,584	81,409	11,232	17,121	20,997

373,142,102	467,133,946	322,987,137	1,776,425,721	3,656,248,057	276,867,693	497,983,681	667,805,120

—	—	1,552,781	3,639,896	9,365,679	—	16,736,814	—
202,639	196,341	133,878	646,253	1,250,072	112,815	201,132	281,662
41,276	61,211	36,801	232,285	480,688	35,121	62,396	84,959
5,854	8,895	5,941	25,969	57,830	4,484	8,456	12,135
8,417	8,160	2,110	28,909	57,639	2,912	4,012	10,884
40,054	49,052	43,732	163,514	193,199	35,486	48,684	63,869

298,240	323,659	1,775,243	4,736,826	11,405,107	190,818	17,061,494	453,509

$ 372,843,862	$ 466,810,287	$ 321,211,894	$1,771,688,895	$3,644,842,950	$ 276,676,875	$ 480,922,187	$ 667,351,611

$ 37,285,768	$ 46,681,039	$ 32,134,605	$ 177,148,824	$ 364,517,784	$ 27,669,345	$ 48,087,694	$ 66,753,757
335,364,150	420,129,248	289,144,448	1,594,339,091	3,280,251,823	249,008,736	432,789,243	600,721,012
207,760	—	—	—	—	—	—	—
(13,816)	—	(67,159)	200,980	73,343	(1,206)	45,250	(123,158)

$ 372,843,862	$ 466,810,287	$ 321,211,894	$1,771,688,895	$3,644,842,950	$ 276,676,875	$ 480,922,187	$ 667,351,611

$ 367,935,611	$ 464,397,535	$ 299,590,456	$1,656,022,091	$3,633,447,820	$ 275,320,703	$ 477,245,665	$ 655,923,082

372,857,678	466,810,385	321,346,045	1,771,488,243	3,645,177,842	276,693,446	480,876,937	667,537,567

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

47

Statements of Operations

	CMA	CMA	CMA
Year Ended March 31, 2008	Arizona	California	Connecticut

Investment Income

Interest	$ 6,721,105	$ 113,560,820	$ 20,261,409

Expenses

Investment advisory	967,354	13,510,215	2,952,121
Distribution	239,930	4,108,427	753,926
Accounting services	44,714	354,251	113,944
Transfer agent	18,644	291,276	57,622
Professional	49,819	77,497	57,846
Registration	23,367	69,059	23,889
Custodian	10,847	79,976	18,540
Printing	4,203	51,336	9,630
Trustees	8,660	36,482	12,270
Miscellaneous	24,704	100,640	35,316

Total expenses	1,392,242	18,679,159	4,035,104

Net investment income	5,328,863	94,881,661	16,226,305

Realized Gain (Loss)

Net realized gain (loss) from investments	7,374	1,046,322	203,706

Net Increase in Net Assets Resulting from Operations	$ 5,336,237	$ 95,927,983	$ 16,430,011

See Notes to Financial Statements.

48 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania

$ 10,955,345	$ 14,688,023	$ 10,173,963	$ 48,863,199	$ 105,733,421	$ 7,540,516	$ 13,808,818	$ 19,804,814

1,598,970	2,175,414	1,457,856	6,402,567	12,740,445	1,101,238	2,008,273	2,851,103
360,635	540,064	350,829	1,815,088	3,900,498	274,121	497,291	691,572
63,656	83,426	61,746	237,242	359,231	47,877	80,155	108,890
39,687	60,708	42,917	163,828	368,819	31,989	62,103	86,339
55,646	77,072	50,374	64,827	75,207	55,451	49,414	58,633
23,028	24,183	29,744	46,828	73,882	20,666	22,668	35,708
13,797	17,013	14,496	43,964	82,716	11,706	17,405	22,417
5,355	7,323	5,456	23,160	48,092	4,523	7,296	9,964
9,745	10,739	9,479	19,799	33,116	8,938	10,311	12,039
24,999	31,550	34,184	54,147	103,696	27,522	41,572	40,686

2,195,518	3,027,492	2,057,081	8,871,450	17,785,702	1,584,031	2,796,488	3,917,351

8,759,827	11,660,531	8,116,882	39,991,749	87,947,719	5,956,485	11,012,330	15,887,463

(2,806)	34,943	21,357	301,006	247,969	(340)	45,250	4,591

$ 8,757,021	$ 11,695,474	$ 8,138,239	$ 40,292,755	$ 88,195,688	$ 5,956,145	$ 11,057,580	$ 15,892,054

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

49

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	CMA Arizona		CMA California

Year ended March 31,	2008	2007	2008	2007

Operations

Net investment income	$ 5,328,863	$ 4,905,386	$ 94,881,661	$ 80,460,447
Net realized gain (loss)	7,374	(2,458)	1,046,322	509,436

Net increase in net assets resulting from operations	5,336,237	4,902,928	95,927,983	80,969,883

Dividends and Distributions to Shareholders from

Net investment income	(5,328,863)	(4,905,386)	(94,881,661)	(80,460,447)
Net realized gain	—	—	(216,725)	(81,007)

Decrease in net assets resulting from dividends and distributions to shareholders	(5,328,863)	(4,905,386)	(95,098,386)	(80,541,454)

Beneficial Interest Transactions

Net proceeds from sale of shares	1,089,875,930	848,303,918	21,053,676,025	16,693,016,838
Reinvestment of dividends	5,328,809	4,905,306	95,097,346	80,541,269
Cost of shares redeemed	(1,074,138,938)	(839,411,645)	(20,592,372,225)	(16,093,226,205)

Net increase (decrease) in net assets derived from beneficial interest transactions	21,065,801	13,797,579	556,401,146	680,331,902

Net Assets

Total increase (decrease) in net assets	21,073,175	13,795,121	557,230,743	680,760,331
Beginning of year	183,441,655	169,646,534	3,374,219,030	2,693,458,699

End of year	$ 204,514,830	$ 183,441,655	$ 3,931,449,773	$3,374,219,030

End of year undistributed net investment income	$ 45	$ 45	—	—

See Notes to Financial Statements.

50 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

CMA Connecticut		CMA Florida		CMA Massachusetts		CMA Michigan

2008	2007	2008	2007	2008	2007	2008	2007

$ 16,226,305	$ 14,667,963	$ 8,759,827	$ 10,416,496	$ 11,660,531	$ 11,150,695	$ 8,116,882	$ 8,266,001
203,706	(2,251)	(2,806)	(11,010)	34,943	38,200	21,357	1,301

16,430,011	14,665,712	8,757,021	10,405,486	11,695,474	11,188,895	8,138,239	8,267,302

(16,226,305)	(14,667,963)	(8,759,827)	(10,416,496)	(11,660,531)	(11,150,695)	(8,116,882)	(8,266,001)
(25,122)	—	—	(1,063)	(62,331)	—	—	—

(16,251,427)	(14,667,963)	(8,759,827)	(10,417,559)	(11,722,862)	(11,150,695)	(8,116,882)	(8,266,001)

3,487,123,229	2,621,067,461	2,659,652,272	2,932,075,533	3,143,873,790	2,276,801,728	1,738,807,872	1,683,204,189
16,251,580	14,667,789	8,759,815	10,417,738	11,722,824	11,150,723	8,116,886	8,266,151
(3,371,256,277)	(2,601,833,970)	(2,603,654,195)	(3,106,687,315)	(3,092,649,599)	(2,229,165,426)	(1,688,160,329)	(1,712,714,219)

132,118,532	33,901,280	64,757,892	(164,194,044)	62,947,015	58,787,025	58,764,429	(21,243,879)

132,297,116	33,899,029	64,755,086	(164,206,117)	62,919,627	58,825,225	58,785,786	(21,242,578)
544,050,253	510,151,224	308,088,776	472,294,893	403,890,660	345,065,435	262,426,108	283,668,686

$ 676,347,369	$ 544,050,253	$ 372,843,862	$ 308,088,776	$ 466,810,287	$ 403,890,660	$ 321,211,894	$ 262,426,108

—	—	$ 207,760	$ 207,760	—	—	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

51

Statements of Changes in Net Assets (concluded)

Increase (Decrease) in Net Assets:	CMA New Jersey

Year ended March 31,	2008	2007

Operations

Net investment income	$ 39,991,749	$ 34,263,801
Net realized gain (loss)	301,006	62,225

Net increase in net assets resulting from operations	40,292,755	34,326,026

Dividends and Distributions to Shareholders from

Net investment income	(39,991,749)	(34,263,801)
Net realized gain	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(39,991,749)	(34,263,801)

Beneficial Interest Transactions

Net proceeds from sale of shares	7,281,359,614	5,607,476,661
Reinvestment of dividends	39,992,701	34,264,013
Cost of shares redeemed	(6,892,046,084)	(5,403,517,064)

Net increase (decrease) in net assets derived from beneficial interest transactions	429,306,231	238,223,610

Net Assets

Total increase (decrease) in net assets	429,607,237	238,285,835
Beginning of year	1,342,081,658	1,103,795,823

End of year	$1,771,688,895	$1,342,081,658

See Notes to Financial Statements.

52 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

CMA New York		CMA North Carolina		CMA Ohio		CMA Pennsylvania

2008	2007	2008	2007	2008	2007	2008	2007

$ 87,947,719	$ 76,989,388	$ 5,956,485	$ 5,840,563	$ 11,012,330	$ 9,736,923	$ 15,887,463	$ 14,146,526
247,969	489,786	(340)	1,094	45,250	6,604	4,591	(5,251)

88,195,688	77,479,174	5,956,145	5,841,657	11,057,580	9,743,527	15,892,054	14,141,275

(87,947,719)	(76,989,388)	(5,956,485)	(5,840,563)	(11,012,330)	(9,736,923)	(15,887,463)	(14,146,526)
(198,331)	(99,540)	—	—	(6,304)	(300)	—	—

(88,146,050)	(77,088,928)	(5,956,485)	(5,840,563)	(11,018,634)	(9,737,223)	(15,887,463)	(14,146,526)

18,185,007,725	12,400,518,854	1,015,685,337	921,040,266	1,819,200,452	1,612,103,089	4,189,533,980	3,242,817,084
88,145,520	77,089,519	5,956,620	5,840,572	11,018,412	9,737,223	15,890,649	14,146,827
(17,464,064,444)	(12,153,115,566)	(944,342,476)	(930,684,301)	(1,727,796,401)	(1,570,441,397)	(4,053,826,927)	(3,239,121,363)

809,088,801	324,492,807	77,299,481	(3,803,463)	102,422,463	51,398,915	151,597,702	17,842,548

809,138,439	324,883,053	77,299,141	(3,802,369)	102,461,409	51,405,219	151,602,293	17,837,297
2,835,704,511	2,510,821,458	199,377,734	203,180,103	378,460,778	327,055,559	515,749,318	497,912,021

$ 3,644,842,950	$ 2,835,704,511	$ 276,676,875	$ 199,377,734	$ 480,922,187	$ 378,460,778	$ 667,351,611	$ 515,749,318

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

53

Financial Highlights			CMA Arizona Municipal Money Fund
		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[2]
Net realized gain (loss)	—[2]	—[1]	—[1]	—[1]	—[2]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[2]

Dividends from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[1]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.82%	2.91%	2.13%	0.77%	0.35%

Ratios to Average Net Assets

Total expenses	0.72%	0.73%	0.72%	0.74%	0.74%

Net investment income	2.75%	2.89%	2.11%	0.78%	0.36%

Supplemental Data

Net assets, end of year (000)	$ 204,515	$ 183,442	$ 169,647	$ 168,983	$ 167,386

[1] Amount is less than $(0.01) per share.
[2] Amount is less than $0.01 per share.

			CMA California Municipal Money Fund
		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[2]
Net realized gain (loss)	—[2]	—[2]	—[1]	—[2]	—[1]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[2]

Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[1]
Net realized gain	—[1]	—[1]	—	—	—

Total dividends and distributions	(0.03)	(0.03)	(0.02)	(0.01)	—[1]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.90%	2.99%	2.14%	0.89%	0.49%

Ratios to Average Net Assets

Total expenses	0.55%	0.57%	0.57%	0.57%	0.57%

Net investment income	2.82%	2.96%	2.12%	0.90%	0.50%

Supplemental Data

Net assets, end of year (000)	$ 3,931,450	$ 3,374,219	$ 2,693,459	$ 2,395,426	$ 2,338,900

[1]	Amount is less than $(0.01) per share.

[2]	Amount is less than $0.01 per share.

See Notes to Financial Statements.

54 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Financial Highlights (continued)				CMA Connecticut Municipal Money Fund

			Year Ended March 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income		0.03	0.03	0.02	0.01	—[2]
Net realized gain (loss)		—[2]	—[1]	—[1]	—[1]	—[2]

Net increase from investment operations		0.03	0.03	0.02	0.01	—[2]

Dividends and distributions from:
Net investment income		(0.03)	(0.03)	(0.02)	(0.01)	—[1]
Net realized gain		—[1]	—	—	—[1]	—

Total dividends and distributions		(0.03)	(0.03)	(0.02)	(0.01)	—[1]

Net asset value, end of year		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value		2.75%	2.87%	2.05%	0.74%	0.34%

Ratios to Average Net Assets

Expenses, after waiver		0.67%	0.68%	0.68%	0.67%	0.66%

Total expenses		0.67%	0.68%	0.68%	0.67%	0.67%

Net investment income		2.68%	2.85%	2.03%	0.72%	0.34%

Supplemental Data

Net assets, end of year (000)		$ 676,347	$ 544,050	$ 510,151	$ 519,765	$ 595,841

[1] Amount is less than $(0.01) per share.
[2] Amount is less than $0.01 per share.				CMA Florida Municipal Money Fund
						For the Period
						November 15,
				Year Ended		1
						2005 to
				March 31,		March 31,

				2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period				$ 1.00	$ 1.00	$ 1.00

Net investment income				0.03	0.03	0.01
Net realized gain (loss)				—[2]	—[2]	—[3]

Net increase from investment operations				0.03	0.03	0.01

Dividends and distributions from:
Net investment income				(0.03)	(0.03)	(0.01)
Net realized gain				—	—[2]	—

Total dividends and distributions				(0.03)	(0.03)	(0.01)

Net asset value, end of period				$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value				2.80%	2.90%	0.94%[4]

Ratios to Average Net Assets

Expenses, after waiver				0.69%	0.70%	0.58%[5]

Total expenses				0.69%	0.71%	0.72%[5]

Net investment income				2.74%	2.88%	2.55%[5]

Supplemental Data

Net assets, end of period (000)				$ 372,844	$ 308,089	$ 472,295

[1] Commencement of Operations.	[3] Amount is less than $0.01 per share.	[5] Annualized.
[2] Amount is less than $(0.01) per share.	[4] Aggregate total investment return.
See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

55

Financial Highlights (continued)		CMA Massachusetts Municipal Money Fund

		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[1]
Net realized gain (loss)	—[1]	—[1]	—	—[2]	—[1]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[1]

Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[2]
Net realized gain	—[2]	—	—	—[2]	—[2]

Total dividends and distributions	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.76%	2.89%	2.04%	0.76%	0.38%

Ratios to Average Net Assets

Total expenses	0.70%	0.69%	0.70%	0.71%	0.70%

Net investment income	2.68%	2.87%	2.03%	0.74%	0.38%

Supplemental Data

Net assets, end of year (000)	$ 466,810	$ 403,891	$ 345,065	$ 345,043	$ 372,239

[1] Amount is less than $0.01 per share.
[2] Amount is less than $(0.01) per share.
			CMA Michigan Municipal Money Fund

		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[1]
Net realized gain (loss)	—[1]	—[1]	—[2]	—[2]	—[1]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[1]

Dividends from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.84%	2.95%	2.09%	0.82%	0.42%

Ratios to Average Net Assets

Total expenses	0.71%	0.71%	0.70%	0.70%	0.70%

Net investment income	2.78%	2.93%	2.06%	0.80%	0.43%

Supplemental Data

Net assets, end of year (000)	$ 321,212	$ 262,426	$ 283,669	$ 271,421	$ 327,492

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

See Notes to Financial Statements.

56 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Financial Highlights (continued)			CMA New Jersey Municipal Money Fund

		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[1]
Net realized gain (loss)	—[1]	—[1]	—[2]	—[2]	—[1]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[1]

Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[2]
Net realized gain	—	—	—	—[2]	—[2]

Total dividends and distributions	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.81%	2.93%	2.14%	0.83%	0.43%

Ratios to Average Net Assets

Total expenses	0.60%	0.62%	0.63%	0.63%	0.61%

Net investment income	2.71%	2.92%	2.12%	0.81%	0.44%

Supplemental Data

Net assets, end of year (000)	$ 1,771,689	$ 1,342,082	$ 1,103,796	$ 1,027,382	$ 1,165,201

[1] Amount is less than $0.01 per share.
[2] Amount is less than $(0.01) per share.			CMA New York Municipal Money Fund
		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[1]
Net realized gain (loss)	—[1]	—[1]	—[2]	—[2]	—[1]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[1]

Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[2]
Net realized gain	—[2]	—[2]	—	—[2]	—[2]

Total dividends and distributions	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.87%	3.01%	2.15%	0.88%	0.49%

Ratios to Average Net Assets

Toal expenses	0.56%	0.57%	0.58%	0.58%	0.57%

Net investment income	2.77%	2.99%	2.14%	0.86%	0.50%

Supplemental Data

Net assets, end of year (000)	$ 3,644,843	$ 2,835,705	$ 2,510,821	$ 2,312,666	$ 2,510,413

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

57

Financial Highlights (continued)			CMA North Carolina Municipal Money Fund

		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[1]
Net realized gain (loss)	—[2]	—[1]	—[1]	—[2]	—[1]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[1]

Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[2]
Net realized gain	—	—	—	—[2]	—

Total dividends and distributions	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.79%	2.90%	2.08%	0.75%	0.37%

Ratios to Average Net Assets

Total expenses	0.72%	0.73%	0.72%	0.72%	0.71%

Net investment income	2.70%	2.88%	2.06%	0.72%	0.38%

Supplemental Data

Net assets, end of year (000)	$ 276,677	$ 199,378	$ 203,180	$ 202,597	$ 240,576

[1] Amount is less than $0.01 per share.
[2] Amount is less than $(0.01) per share.			CMA Ohio Municipal Money Fund
		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[1]
Net realized gain	—[1]	—[1]	—[1]	—	—

Net increase from investment operations	0.03	0.03	0.02	0.01	—[1]

Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[2]
Net realized gain	—[2]	—[2]	—[2]	—	—

Total dividends and distributions	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.83%	2.90%	2.07%	0.78%	0.43%

Ratios to Average Net Assets

Total expenses	0.69%	0.70%	0.70%	0.70%	0.69%

Net investment income	2.73%	2.88%	2.04%	0.77%	0.43%

Supplemental Data

Net assets, end of year (000)	$ 480,922	$ 378,461	$ 327,056	$ 379,307	$ 414,045

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

See Notes to Financial Statements.

58 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Financial Highlights (concluded)			CMA Pennsylvania Municipal Money Fund
		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.02	0.01	—[1]
Net realized gain (loss)	—[1]	—[2]	—[2]	—[1]	—[1]

Net increase from investment operations	0.03	0.03	0.02	0.01	—[1]

Dividends from net investment income	(0.03)	(0.03)	(0.02)	(0.01)	—[2]

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	2.80%	2.95%	2.11%	0.80%	0.42%

Ratios to Average Net Assets

Total expenses	0.67%	0.69%	0.69%	0.69%	0.68%

Net investment income	2.72%	2.93%	2.09%	0.79%	0.43%

Supplemental Data

Net assets, end of year (000)	$ 667,352	$ 515,749	$ 497,912	$ 454,881	$ 500,274

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

59

Notes to Financial Statements

1. Significant Accounting Policies:

CMA Arizona Municipal Money Fund, CMA California Municipal Money
Fund, CMA Connecticut Municipal Money Fund, CMA Florida Municipal
Money Fund, CMA Massachusetts Municipal Money Fund, CMA Michigan
Municipal Money Fund, CMA New Jersey Municipal Money Fund, CMA
New York Municipal Money Fund, CMA North Carolina Municipal Money
Fund, CMA Ohio Municipal Money Fund and CMA Pennsylvania Municipal
Money Fund (the “Funds”) are part of CMA Multi-State Municipal Series
Trust (the “Trust”). The Funds are registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and, thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Funds seek to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recog-
nized on the accrual basis. The Funds amortize all premiums and discounts on securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Effective September 28, 2007, the Funds implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement

No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Funds, and has determined that the adop-
tion of FIN 48 did not have a material impact on the Funds’ financial statements. The Funds file U.S. and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Funds’ tax returns remains open for the years ended
March 31, 2005 through March 31, 2007. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds’ financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, FASB Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Funds are charged to that Fund. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

60 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Trust, on behalf of each of the Funds, entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide invest-
ment advisory and administration services. The Funds have also entered into a Distribution Agreement and a Distribution and Shareholder
Servicing Plan (the “Distribution Plan”) with Merrill Lynch, Pierce Fenner
& Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill
Lynch Group, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Funds. The Advisor also performs certain administrative services necessary for the operation of the Funds. For such services, each Fund pays a monthly fee based upon the average daily value of each Fund’s net assets, at the following annual rates:
0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment, with respect to each Fund with BlackRock Investment
Management, LLC (“BIM”), an affiliate of the Advisor, under which the
Advisor pays BIM for services it provides, a monthly fee that is a per-
centage of the investment advisory fee paid by each Fund to the Advisor.
For the year ended March 31, 2008, the Funds reimbursed the Advisor for certain accounting services, which are included in accounting services expenses in the Statements of Operations. The reimbursements were as follows:

Accounting
Services

CMA Arizona Municipal Money Fund	$ 3,412
CMA California Municipal Money Fund	$66,165
CMA Connecticut Municipal Money Fund	$11,090
CMA Florida Municipal Money Fund	$ 5,441
CMA Massachusetts Municipal Money Fund	$ 7,979
CMA Michigan Municipal Money Fund	$ 5,347
CMA New Jersey Municipal Money Fund	$27,183
CMA New York Municipal Money Fund	$57,452
CMA North Carolina Municipal Money Fund	$ 3,839
CMA Ohio Municipal Money Fund	$ 7,431
CMA Pennsylvania Municipal Money Fund	$10,721

Pursuant to the Distribution Plan adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays MLPF&S an on-
going distribution fee accrued daily and paid monthly at the annual rate of 0.125% of the Funds’ average daily net assets.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of Merrill
Lynch and an affiliate of the Advisor, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between esti-
mated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Funds’ shares.

Certain officers and/or trustees of the Trust are officers and/or directors of
BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets for net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at
$1.00 per share.

4. Income Tax Information:

Reclassifications: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year’s permanent book/tax differences for certain funds have been reclas-
sified as follows:

CMA Arizona Municipal Money Fund

$2,966 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses as a result of a permanent differ-
ence attributable to the expiration of a capital loss carryforward. This reclassification has no effect on net assets or net asset values per share.

CMA Pennsylvania Municipal Money Fund

$16,404 has been reclassified between paid-in captial in excess of par and accumulated net realized capital losses as a result of a permanent difference attributable to the expiration of a capital loss carryforward.
This reclassification has no effect on net assets or net asset values per share.

CMA Arizona
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 5,328,863	$ 4,905,386

Total distributions	$ 5,328,863	$ 4,905,386

On March 31, 2008, the Fund had a capital loss carryforward of $39,008, of which
$25,753 expires in 2009, $789 expires in 2013, $3,372 expires in 2014 and $9,094 expires in 2015. This amount will be available to offset future realized capital gains.

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

61

Notes to Financial Statements (continued)

CMA California
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 94,881,661	$ 80,437,107
Ordinary income	127,272	23,340
Net long-term capital gains	89,453	81,007

Total distributions	$ 95,098,386	$ 80,541,454

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary net income		$ 1,197
Undistributed long-term net capital gains		832,672

Total undistributed net earnings		$ 833,869

CMA Connecticut
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 16,226,305	$ 14,667,963
Net long-term capital gains	25,122	—

Total distributions	$ 16,251,427	$ 14,667,963

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary net income		$ 87,253
Undistributed long-term net capital gains		27,002

Total undistributed net earnings		$ 114,255

CMA Florida
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 8,759,827	$ 10,401,283
Ordinary income	—	16,276

Total distributions	$ 8,759,827	$ 10,417,559

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt net income	$ 207,760
Undistributed long-term net capital gains	—

Total undistributed net earnings	207,760
Capital loss carryforward	(13,479)*
Unrealized net losses	(337)**

Total accumulated net earnings	$ 193,944

* On March 31, 2008, the Fund had a capital loss carryforward of $13,479 of which $11,013 expires in 2015 and $2,466 expires in 2016. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attribu-
table primarily to the deferral of post-October capital losses for tax purposes.

CMA Massachusetts
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 11,660,531	$ 11,150,695
Ordinary income	8,655	—
Net long-term capital gains	53,676	—

Total distributions	$ 11,722,862	$ 11,150,695

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

CMA Michigan
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 8,116,882	$ 8,266,001

Total distributions	$ 8,116,882	$ 8,266,001

On March 31, 2008, the Fund had a capital loss carryforward of $67,159, of which
$29,340 expires in 2014 and $37,819 expires in 2015. This amount will be available to offset future realized capital gains.

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

CMA New Jersey
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 39,991,749	$ 34,263,801

Total distributions	$ 39,991,749	$ 34,263,801

62 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Notes to Financial Statements (concluded) As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary net income		$ 85,921
Undistributed long-term net capital gains		115,059

Total undistributed net earnings		$ 200,980

CMA New York
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 87,947,719	$ 76,985,185
Ordinary income	10,206	4,203
Net long-term capital gains	188,125	99,540

Total distributions	$ 88,146,050	$ 77,088,928

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary net income		$ 29,969
Undistributed long-term net capital gains		43,374

Total undistributed net earnings		$ 73,343

CMA North Carolina
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 5,956,485	$ 5,840,563

Total distributions	$ 5,956,485	$ 5,840,563

On March 31, 2008, the Fund had a capital loss carryforward of $1,206, of which $866 expires in 2013 and $340 expires in 2016. This amount will be available to offset future realized capital gains.

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

CMA Ohio
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 11,012,330	$ 9,734,282
Ordinary income	—	2,641
Net long-term capital gains	6,304	300

Total distributions	$ 11,018,634	$ 9,737,223

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

CMA Pennsylvania
Municipal Money Fund	3/31/2008	3/31/2007

Distributions paid from:
Tax-exempt income	$ 15,887,463	$ 14,146,526

Total distributions	$ 15,887,463	$ 14,146,526

On March 31, 2008, the Fund had a capital loss carryforward of $123,158, of which $33,951 expires in 2009, $715 expires in 2010, $36,703 expires in 2014 and $51,789 expires in 2015. This amount will be available to offset future realized capital gains.

As of March 31, 2008, there were no significant differences between the book and tax components of net assets.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

63

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
CMA®Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CMA Multi-State Municipal
Series Trust (the “Trust”) comprising CMA Arizona Municipal Money Fund,
CMA California Municipal Money Fund, CMA Connecticut Municipal
Money Fund, CMA Florida Municipal Money Fund, CMA Massachusetts
Municipal Money Fund, CMA Michigan Municipal Money Fund, CMA New
Jersey Municipal Money Fund, CMA New York Municipal Money Fund,
CMA North Carolina Municipal Money Fund, CMA Ohio Municipal Money
Fund and CMA Pennsylvania Municipal Money Fund (the “Funds”) as of
March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial high-
lights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CMA Multi-State Municipal Series Trust as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey May 27, 2008

64 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Important Tax Information

All of the net investment income distributions paid by CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2008 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the following table summarizes the taxable per share distributions paid by certain funds during the year:

	Record	Payable	Ordinary	Long-Term
	Date	Date	Income	Capital Gains

CMA California Municipal Money Fund	12/14/2007	12/14/2007	$0.0000366	$0.0000257

CMA Connecticut Municipal Money Fund	12/14/2007	12/14/2007	—	$0.0000411

CMA Massachusetts Municipal Money Fund	12/14/2007	12/14/2007	$0.0000188	$0.0001168

CMA New York Municipal Money Fund	12/14/2007	12/14/2007	$0.0000030	$0.0000558

CMA Ohio Municipal Money Fund	12/14/2007	12/14/2007	—	$0.0000146

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

65

Officers and Trustees

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	the Trust	a Trustee**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees*

David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Ronald W. Forbes	Trustee and	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	Co-Chair of	1988	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	the Board of
1940	Trustees

Dr. Matina Horner	Trustee	Since	Formerly Executive Vice President of Teachers Insurance and	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Rodney D. Johnson	Trustee and	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	Co-Chair of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	the Board of		Investment Committee of the Archdiocese of Philadelphia since
1941	Trustees		2003; Director, the Committee of Seventy (civic) since 2006.

Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		1994	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re., Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED		company)
1947			Multimedia (PBS and Multimedia, a not-for-profit company)
since 2002; Director, Jones and Brown (Canadian insurance broker)
since 1998; General Partner, Thorn Partner, LP (private investment)
since 1998.

Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

66 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Officers and Trustees (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	the Trust	a Trustee**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees* (concluded)

Kenneth L. Urish	Trustee and	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	Chair of	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	the Audit		Advisory Board, The Pennsylvania State University Accounting
1951	Committee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; President and Trustee, Pittsburgh Catholic Publishing
Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Indotronix International (IT services) since
2004; Director, Tippman Sports (recreation) since 2005.

* Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
** Following the combination of Merrill Lynch Investment Managers, L (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trust’s board in 2007, those trustees first became a member of the Boards of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004;
Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Robert C.
Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Trustees*

Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	292 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004

Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	291 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

*	Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

67

Officers and Trustees (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	the Trust	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers*

Donald C. Burke	Trust	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L P ("MLIM") and Fund Asset Management, L		("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering Officer of the Funds since 2007;
40 East 52nd Street	Compliance	2007	Managing Director and Senior Counsel thereof since 2005; Director and Senior Counsel of BlackRock
New York, NY 10022	Officer of		Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000;
1959	the Funds		Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L P from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Trust serve at the pleasure of the Board of Trustees.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Fund Address	Custodian		Transfer Agent	Accounting Agent	Independent	Legal Counsel
CMA Multi-State	State Street Bank and		Financial Data	State Street Bank and	Registered Public	Sidley Austin LLP
Municipal Series Trust	Trust Company		Services, Inc.	Trust Company	Accounting Firm	New York, NY 10019
100 Bellevue Parkway	Boston, MA 02101		Jacksonville, FL 32246	Princeton, NJ 08540	Deloitte & Touche LLP
Wilmington, DE 19809					Princeton, NJ 08540

68 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

69

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CMASTATES-3/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
Richard R. West (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

CMA Arizona
Municipal Money	$23,100	$26,800	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA California
Municipal Money	$26,300	$30,000	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA Connecticut
Municipal Money	$24,300	$27,800	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA Florida
Municipal Money	$24,300	$27,300	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA Massachusetts
Municipal Money	$24,300	$27,800	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA Michigan
Municipal Money	$24,300	$27,800	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA New Jersey
Municipal Money	$26,300	$30,000	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA New York
Municipal Money	$26,300	$30,000	$0	$0	$6,100	$6,100	$749	$0
Fund

CMA North
Carolina Municipal	$23,300	$26,800	$0	$0	$6,100	$6,100	$749	$0
Money Fund

CMA Ohio	$23,300	$27,800	$0	$0	$6,100	$6,100	$749	$0
Municipal Money

Fund

CMA Pennsylvania
Municipal Money	$23,300	$27,800	$0	$0	$6,100	$6,100	$749	$0
Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:
Note: the following table does not include the aggregate non-audit fees of each Fund, as presented above in Item 4(b) through Item 4(d).

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

CMA Multi-State Municipal	$287,500	$3,014,500
Series Trust

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: May 22, 2008